Registration No. 333-83183
 -------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 1 TO

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

A.  Cova  Variable  Life  Account  Five
    (Exact  Name  of  Trust)

B.  Cova  Financial Life  Insurance  Company
    (Name  of  Depositor)

C.  4100 Newport Place Drive, Suite 840
    Newport Beach, CA 92600
    (Complete  address  of  depositor's  principal  executive  offices)

D.  Name  and  complete  address  of  agent  for  service:
    Lorry  J.  Stensrud,  President
    Cova  Financial Life  Insurance  Company
    One  Tower  Lane,  Suite  3000
    Oakbrook  Terrace,  Illinois  60181-4644
    (800)  523-1661

    Copies  to:

    Judith A. Hasenauer                and Bernard J. Spaulding
    Blazzard, Grodd & Hasenauer, P.C.      Senior Vice President, General
    P.O. Box 5108                          Counsel and Secretary
    Westport, CT 06881                     Cova Financial Life Insurance
    (203) 226-7866                         Company
                                           One Tower Lane, Suite 3000
                                           Oakbrook Terrace, IL 60181-4644


It is proposed that this filing will become effective:

     _____ immediately upon filing pursuant to paragraph (b) of Rule 485
     __X__ on May 1, 2000 pursuant to paragraph (b) of Rule 485
     _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

     ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


E.  Flexible Premium Variable Life Insurance Policy
    (Title and amount of  securities  being  registered)

F. Proposed maximum aggregate offering price to the public of the securities being registered:

    Continuous  offering

G.  Amount  of  Filing  Fee:  Not  Applicable



                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 Item   Caption in Prospectus
------------  ------------------------------
1             The Variable Insurance Policy

2             Other Information; The Company

3             Not Applicable

4             Other Information

5             The Separate Account

6(a)          Not Applicable
 (b)          Not Applicable

7             Not Applicable

8             Not Applicable

9             Legal Proceedings

10            Purchases

11            Investment Options; Appendix B

12            Investment Options; Appendix B

13            Expenses

14            Purchases

15            Purchases

16            Investment Options; Appendix B

17            Access to Your Money

18            Access to Your Money

19            Reports to Owners

20            Not Applicable

21            Access to Your Money

22            Not Applicable

23            Not Applicable

24            Ownership

25            The Company

26            Expenses

27            The Company

28            The Company

29            The Company

30            The Company

31            Not Applicable

32            Not Applicable

33            Not Applicable

34            Not Applicable

35            Cova; Other Information

36            Not Applicable

37            Not Applicable

38            Other Information

39            Other Information

40            Not Applicable

41            Not Applicable

42            Not Applicable

43            Not Applicable

44            Purchases

45            Other Information

46            Access to Your Money

47            Not Applicable

48            Not Applicable

49            Not Applicable

50            Not Applicable

51            Cova; Purchases

52            Investment Options; Appendix B

53            The Separate Account

54            Not Applicable

55            Not Applicable

56            Not Applicable

57            Not Applicable

58            Not Applicable

59            Financial Statements

---------------------------------------------------------------------

                                EXPLANATORY NOTE

This Registration Statement contains two versions (Version A and Version B) of the Prospectus. The only differences between the two versions are the underlying investment options and the Illustrations. Other versions of Version A may be created in the future. The distribution system for each version of the Prospectus is different. The Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The
Registrant undertakes  to  update  this   Explanatory   Note,   as  needed,
each  time  a Post-Effective Amendment is filed.

----------------------------------------------------------------------
                     PROSPECTUS - VERSION A

                                 Flexible Premium Variable Life Insurance Policy

                                                                       issued by

                                                             COVA FINANCIAL LIFE
                                                               INSURANCE COMPANY

                                                              COVA VARIABLE LIFE
                                                                    ACCOUNT FIVE





This prospectus describes the Flexible Premium Variable Life Insurance Policy that we are offering.

We have designed the Policy for use in estate and retirement planning and other insurance needs of individuals. The Policy provides for maximum flexibility by allowing you to vary your premium payments and to change the level of death benefits payable.

You, the policyowner, have a number of investment choices in the Policy. These investment choices include a General Account as well as the following __
Investment Funds listed below which are offered through our Separate Account (you can invest in up to 15 of the Investment Funds and the General Account at any one time). When you purchase a Policy, you bear the complete investment risk. This means that the Accumulation Account Value of your Policy may increase and decrease depending upon the investment performance of the Investment Fund(s) you select. The duration of the Policy and, under some circumstances, the death benefit will increase and decrease depending upon investment performance.</R.

AIM Variable Insurance Funds:

     Advisor: A I M Advisors, Inc.
         AIM V.I. Capital Appreciation Fund
         AIM V.I. International Equity Fund
         AIM V.I. Value Fund


Alliance Variable Products Series Fund, Inc.:

     Advisor: Alliance Capital
     Management L.P.
         Premier Growth Portfolio (Class A)
         Real Estate Investment Portfolio (Class A)


Cova Series Trust:

     Advisor: J.P. Morgan
     Investment Management Inc.
         International Equity Portfolio
         Large Cap Stock Portfolio
         Quality Bond Portfolio
         Select Equity Portfolio
         Small Cap Stock Portfolio

     Advisor: Lord, Abbett & Co.
         Bond Debenture Portfolio
         Developing Growth Portfolio
         Large Cap Research Portfolio
         Lord Abbett Growth and Income Portfolio
         Mid-Cap Value Portfolio



Franklin Templeton Variable Insurance Products Trust*, Class 1 Shares:
     Advisor: Franklin Advisers, Inc.
         Franklin Small Cap Fund (the surviving fund of the merger with Franklin Small Cap Investments Fund)

     Advisor: Franklin Mutual Advisers, LLC
         Mutual Shares Securities Fund (the surviving fund of the merger with Mutual Shares Investments Fund)

     Advisor: Templeton Asset
     Management Ltd.
         Templeton Developing Markets Securities Fund (formerly,
         Templeton Developing Markets Fund)

     Advisor: Templeton Investment
     Counsel, Inc.
         Templeton International Securities Fund (formerly, Templeton International Fund)

     Advisor: Templeton Global Advisors Limited
         Templeton Growth Securities Fund (the surviving fund of the merger with Templeton Stock Fund)

*Effective May 1, 2000, the portfolios of Templeton Variable Products Series Fund were merged into similar portfolios of Franklin Templeton Variable Insurance Products Trust.


General American Capital Company:

     Advisor: Conning Asset
     Management Company
         Money Market Fund


Goldman Sachs Variable Insurance Trust ("VIT"):

     Advisor: Goldman Sachs
     Asset Management, a unit of the Investment Management Division of
      Goldman, Sachs & Co.
         Goldman Sachs VIT Growth and Income Fund
         Goldman Sachs VIT Internet Tollkeeper Fund  (not currently available)
     Advisor: Goldman Sachs
     Asset Management International
         Goldman Sachs VIT Global Income Fund
         Goldman Sachs VIT International Equity Fund


Kemper Variable Series:

     Advisor: Scudder Kemper
     Investments, Inc.
         Kemper Government Securities Portfolio
         Kemper Small Cap Growth Portfolio
         Kemper Small Cap Value Portfolio


Liberty Variable Investment Trust:

     Advisor: Newport Fund
     Management Inc.
         Newport Tiger Fund, Variable Series


MFS Variable Insurance Trust:

     Advisor: Massachusetts
     Financial Services Company
         MFS Emerging Growth Series
         MFS Global Governments Series
         MFS Growth With Income Series
         MFS High Income Series
         MFS Research Series


Oppenheimer Variable Account Funds:

     Advisor: OppenheimerFunds, Inc.
         Oppenheimer Bond Fund/VA
         Oppenheimer Capital Appreciation Fund/VA

         Oppenheimer High Income Fund/VA
         Oppenheimer Main Street Growth & Income Fund/VA
         Oppenheimer Strategic Bond Fund/VA


Putnam Variable Trust:

     Advisor: Putnam Investment
     Management, Inc.
         Putnam VT Growth and Income Fund - Class IA Shares
         Putnam VT International Growth Fund - Class IA Shares
         Putnam VT International New
           Opportunities Fund - Class IA Shares
         Putnam VT New Value Fund - Class IA Shares
         Putnam VT Vista Fund - Class IA Shares



Variable Insurance Products Fund:
     Advisor: Fidelity Management & Research Company
         VIP Growth Portfolio
         VIP Equity-Income Portfolio

Variable Insurance Products Fund II:
     Advisor: Fidelity Management & Research Company
         VIP II Contrafund(R) Portfolio

Variable Insurance Products Fund III:
     Advisor: Fidelity Management & Research Company
         VIP III Growth Opportunities Portfolio
         VIP III Growth & Income Portfolio


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Flexible Premium Variable Life Insurance Policy. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains information regarding registrants that file electronically with the Commission.

The Policy:

o    is not a bank deposit.

o    is not federally insured.

o    is not endorsed by any bank or government agency.

The Policy is subject to investment risk. You may be subject to loss of principal.

The SEC has not approved the Policy or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

DATE: May 1, 2000



TABLE OF CONTENTS                                         Page

 SPECIAL TERMS

 SUMMARY
     The Variable Life Insurance Policy
     Purchases
     Investment Choices
     Expenses
     Death Benefit
     Taxes
     Access to Your Money
     Other Information
     Inquiries

PART I

  1. THE VARIABLE LIFE INSURANCE POLICY

  2. PURCHASES
     Application for a Policy
     Premiums
     Unscheduled Premiums
     Lapse and Grace Period
     Reinstatement
     Allocation of Premium
     Accumulation Account Value of Your Policy
     Method of Determining Accumulation Account Value
      of an Investment Fund
     Net Investment Factor
     Our Right to Reject or Return a Premium Payment

  3. INVESTMENT FUNDS
     Substitution and Limitations on Further Investments
     Transfers
     Dollar Cost Averaging
     Portfolio Rebalancing
     Approved Asset Allocation Programs

  4. EXPENSES
     Tax Charges
     Sales Charge
     Selection and Issue Expense Charge
     Monthly Policy Charge
     Monthly Cost of Insurance Charge
     Charges for Additional Benefit Riders
     Mortality and Expense Risk Charge
     Surrender Charge
     Transaction Charges
     Investment Fund Expenses

  5. DEATH BENEFIT
     Change of Death Benefit
     Change in Face Amount

  6. TAXES
     Life Insurance in General
     Taking Money Out of Your Policy
     Diversification

  7. ACCESS TO YOUR MONEY
     Policy Loans
     Loan Interest Charged
     Security
     Repaying Policy Debt
     Partial Withdrawals
     Pro-Rata Surrender
     Full Surrenders

  8. OTHER INFORMATION
     Cova
     Distribution
     The Separate Account
     Suspension of Payments or Transfers
     Ownership
     Adjustment of Charges

PART II
     Executive Officers and Directors
     Voting
     Disregard of Voting Instructions
     Legal Opinions
     Our Right to Contest
     Additional Benefits
     Federal Tax Status
        Introduction
        Diversification
        Tax Treatment of the Policy
        Policy Proceeds
        Tax Treatment of Loans and Surrenders
        Multiple Policies
        Tax Treatment of Assignments
        Qualified Plans
        Income Tax Withholding
     Reports to Owners
     Legal Proceedings
     Experts
     Financial Statements

APPENDIX A - Illustration of Policy Values

APPENDIX B - Participating Investment Funds


SPECIAL TERMS
We have tried to make this prospectus as readable and understandable for you as possible. However, by the very nature of the Policy certain technical words or terms are unavoidable. We have identified some of these terms and provided you with a definition.

Accumulation Account Value -- The total of the amounts credited to the Owner in the Separate Account, the General Account and the Loan Account.

Attained Age -- The Issue Age of the Insured plus the number of completed Policy years.

Beneficiary -- The person(s) named in the application or by later designation to receive Policy proceeds in the event of the Insured's death. A Beneficiary may be changed as set forth in the Policy and this prospectus.

Cash Surrender Value -- The Accumulation Account Value of a Policy on the date of surrender, less any Indebtedness, less any unpaid selection and issue expense charge due for the remainder of the first Policy year, less any unpaid monthly Policy charge due for the remainder of the first Policy year, and less any surrender charge.

Face Amount -- The minimum death benefit under the Policy so long as the Policy remains in force before the Insured's Attained Age 100.

General Account -- Our assets other than those allocated to the Separate Account or any other separate account.

Indebtedness -- The sum of all unpaid Policy loans and accrued interest on loans.

Insured -- The person whose life is insured under the Policy.

Investment Funds -- Investments within the Separate Account which we make available under the Policy.

Investment Start Date -- The date the initial premium is applied to the General Account and/or the Investment Funds. This date is the later of the Issue Date or the date the initial premium is received at our Service Office.

Issue Age -- The age of the Insured at his or her nearest birthday as of the Issue Date.

Issue Date -- The date as of which insurance coverage begins under a Policy. It is also the date from which Policy anniversaries, Policy years, and Policy months are measured. It is the Effective Date of coverage under the Policy.

Loan Account -- The account of Cova to which amounts securing Policy Loans are allocated. The Loan Account is part of Cova's General Account.

Loan Subaccount -- A Loan Subaccount has been established for the General Account and for each Investment Fund. Any Accumulation Account Value transferred to the Loan Account will be allocated to the appropriate Loan Subaccount to reflect the origin of the Accumulation Account Value. At any point in time, the Loan Account will equal the sum of all the Loan Subaccounts.

Monthly Anniversary -- The same date in each succeeding month as the Issue Date except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If any Monthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.

Net Premium -- The premium paid, less the premium tax charge, less the Federal tax charge, less the sales charge.

Owner -- The owner of a Policy, as designated in the application or as subsequently changed.

Policy -- The flexible premium variable life insurance Policy offered by us and described in this prospectus.

Pro-Rata Surrender -- A requested reduction of both the Face Amount and the Accumulation Account Value by a given percentage.

Separate Account -- Cova Variable Life Account Five, a separate investment account established by Cova to receive and invest the Net Premiums paid under the Policy, and certain other variable life policies, and allocated by you to provide variable benefits.

Service Office -- Cova Financial Life Insurance Company, P.O. Box 66757, St. Louis, MO 63166-6757.

Target Premium -- A premium calculated when a Policy is issued, based on the Insured's age, sex (except in unisex policies) and risk class. The Target Premium is used to calculate the first year's premium expense charge, the surrender charge, and agent compensation under the Policy.

Valuation Date -- Each day that the New York Stock Exchange (NYSE) is open for trading and Cova is open for business. Cova is open for business every day that the NYSE is open for trading.

Valuation Period -- The period between two successive Valuation Dates, commencing at the close of the NYSE (usually 4:00 p.m. Eastern Standard Time) on a Valuation Date and ending with the close of the NYSE on the next succeeding Valuation Date.

The prospectus is divided into three sections: the Summary, Part I and Part II. The sections in the Summary correspond to sections in Part I of this prospectus which discuss the topics in more detail. Part II contains even more detailed information.



SUMMARY

1. THE VARIABLE LIFE INSURANCE POLICY

The variable life insurance Policy is a contract between you, the owner, and us, an insurance company. The Policy provides for the payment of a death benefit to your selected Beneficiary upon the death of the person Insured. This death benefit is distributed free from Federal income taxes. The Policy can be used as part of your estate planning or used to save for retirement. The Insured is the person you choose to have insured under the Policy.

You, the owner, can be the Insured, but you do not have to be.

The Policy described in this prospectus is a flexible premium variable life insurance Policy. The Policy is "flexible" because:

o    the frequency and amount of premium payments can vary;

o    you can choose between death benefit options; and

o    you can change the amount of insurance coverage.

The Policy is "variable" because the Accumulation Account Value of your Policy, when allocated to the Investment Funds, may increase or decrease depending upon the investment results of the selected Investment Funds. The duration of your Policy may vary and, under certain circumstances, so may your death benefit.

So long as the Insured is alive, you can surrender the Policy for all or part of its Cash Surrender Value. You may also obtain a Policy loan, using the Policy as security. We will pay a death benefit when the Insured dies.

We make available a number of riders to meet a variety of your estate planning needs. The minimum Face Amount of insurance that we offer is $50,000.



2. PURCHASES

You purchase the Policy by completing the proper forms. Your registered representative can help you. In some circumstances, we may contact you for additional information regarding the Insured. We may require the Insured to provide us with medical records, physician's statement or a complete paramedical examination.

The minimum initial premium we accept is computed for you based on the Face Amount you request. The Policy is designed for the payment of subsequent premiums. You can establish planned annual premiums. The minimum subsequent premium that we accept is $10.



3. INVESTMENT CHOICES

You can put your money in our General Account or in any or all of the Investment Funds. However, you can only put your money in up to 15 of the Investment Funds and the General Account at any one time. A brief description of the Investment Funds is contained in Appendix B and a detailed description of the Investment Funds, their investment policies, restrictions, risks, and charges is contained in the prospectuses for each Investment Fund. You should read the prospectuses carefully.



4. EXPENSES

We make certain deductions from your premiums, your Accumulation Account Value and from the Investment Funds. These deductions are made for taxes, mortality and expense risks, administrative expenses, sales charges, the cost of providing life insurance protection and for the cost associated with the management and investment operations of the Investment Funds. These deductions are summarized as follows:

o    Deductions from each premium payment.

Tax Charges. We currently deduct 1.3% of each premium payment to pay the Federal Tax Charge. We also deduct a Premium Tax Charge currently equal to 2.35% to pay the state and local premium taxes.

Sales Charge. The Sales Charge, which is also referred to as the percent of premium charge, is determined as follows:

(1) in the first Policy year, 15% of the amount you pay up to the Target Premium, and 5% of the amount you pay over the Target Premium;

(2)  in the 2nd through 10th Policy years, 5% of the actual premium you pay; and

(3)  in the 11th Policy year and later, 2% of the actual premium you pay.

o    Monthly deductions from your Accumulation Account Value.

Selection and Issue Expense Charge. During the first 10 Policy years, we assess a charge of up to 1% per $1000 of Face Amount. This charge varies by Issue Age, risk class and sex (except in unisex policies) of the Insured.

Monthly Policy Charge. This charge is equal to $25 per month for the first policy year, and $6 per policy month thereafter. This amount is deducted from the Accumulation Account Value of your Policy on the Investment Start Date and each Monthly Anniversary date.

Monthly Cost of Insurance. This amount is deducted monthly from your Accumulation Account Value on the Investment Start Date and each Monthly Anniversary date. The amount of the deduction varies with the age, sex (except in unisex policies), risk class of the Insured, duration and the amount of death benefit at risk.

Charges for Additional Benefit Riders. On each Monthly Anniversary date, the amount of the charge, if any, for additional benefit riders is determined in accordance with the rider and is shown on the specifications page of your Policy.

o    Deductions from the Investment Funds.

Mortality and Expense Risk Charge. This risk charge is guaranteed not to exceed, on an annual basis, 0.55% of the average value of each of your Investment Funds and is deducted each Valuation Date.

The current risk charge depends on the number of years your Policy has been in force and is as follows:

     Years       Daily Charge Factor        Annual Equivalent
    --------     --------------------     -------------------

     1-10            .0015027%                   0.55%

     11-20           .0012301%                   0.45%

     21+             .0009572%                   0.35%

This deduction is guaranteed not to increase while the Policy is in force. We will not increase the mortality and expense risk charge to .55% in years 11 and beyond.



Investment Fund Expenses
Annual Fund Operating Expenses (as a percentage of average net assets)


                                                                                       Other Fund Expenses
                                                                   Management         (after reimbursement       Total Annual
Investment Funds                                                      Fees          and/or waivers as noted)     Fund Expenses
------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds
Advisor: A I M Advisors, Inc.

AIM V.I. Capital Appreciation Fund           .62%                    .11%                    .73%
AIM V.I. International Equity Fund           .75%                    .22%                    .97%
AIM V.I. Value Fund                          .61%                    .15%                    .76%

Alliance Variable Products Series Fund, Inc.
Advisor: Alliance Capital Management L.P.
Premier Growth Portfolio (Class A)          1.00%                    .05%                   1.05%
Real Estate Investment Portfolio
     (Class A)(1)                            .49%                    .46%                    .95%

Cova Series Trust (2)
Advisor: J.P. Morgan Investment Management Inc.

International Equity Portfolio              .79%                    .31%                   1.10%
Large Cap Stock Portfolio                   .65%                    .10%                    .75%
Quality Bond Portfolio                      .54%                    .10%                    .64%
Select Equity Portfolio                     .67%                    .10%                    .77%
Small Cap Stock Portfolio                   .85%                    .19%                   1.04%

Advisor: Lord, Abbett & Co.
Bond Debenture Portfolio                    .75%                    .10%                    .85%
Developing Growth Portfolio                 .90%                    .30%                   1.20%
Large Cap Research Portfolio               1.00%                    .30%                   1.30%
Lord Abbett Growth and Income Portfolio(3)  .65%                    .05%                    .70%
Mid-Cap Value Portfolio                    1.00%                    .30%                   1.30%

Franklin Templeton Variable Insurance Products Trust, Class 1 Shares

Advisor: Franklin Advisers, Inc.
Franklin Small Cap Fund (4)               .55%                    .27%                    .82%

Advisor: Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund (5)         .60%                    .19%                    .79%

Advisor: Templeton Asset Management Ltd.
Templeton Developing Markets
    Securities Fund (6)                  1.25%                    .31%                    1.56%

Advisor: Templeton Investment Counsel, Inc.
Templeton International Securities
    Fund (7)                              .69%                    .19%                     .88%

Advisor: Templeton Global Advisors Limited
Templeton Growth Securities Fund (8)      .83%                    .05%                     .88%


General American Capital Company
Advisor: Conning Asset Management Company

Money Market Fund                          .125%                   .08%                    .205%

Goldman Sachs Variable Insurance Trust (9)
Advisor: Goldman Sachs Asset Management
Goldman Sachs VIT Growth and Income Fund    .75%                   .25%                    1.00%
Goldman Sachs VIT Internet Tollkeeper
    FundSM                                 1.00%                   .25%                    1.25%

Advisor: Goldman Sachs Asset Management International
Goldman Sachs VIT Global Income Fund         .90%                   .25%                    1.15%
Goldman Sachs VIT International Equity Fund 1.00%                   .35%                    1.35%

Kemper Variable Series
Advisor: Scudder Kemper Investments, Inc.

Kemper Government Securities Portfolio     .55%                   .08%                     .63%
Kemper Small Cap Growth Portfolio          .65%                   .06%                     .71%
Kemper Small Cap Value Portfolio (10)      .75%                   .09%                     .84%

Liberty Variable Investment Trust
Advisor: Newport Fund Management Inc.

Newport Tiger Fund, Variable Series       .90%                    .31%                    1.21%

MFS Variable Insurance Trust (11)
Advisor: Massachusetts Financial Services Company

MFS Emerging Growth Series                .75%                    .09%                    .84%
MFS Global Governments Series (12)        .75%                    .16%                    .91%
MFS Growth With Income Series             .75%                    .13%                    .88%
MFS High Income Series(12)                .75%                    .16%                    .91%
MFS Research Series                       .75%                    .11%                    .86%

Oppenheimer Variable Account Funds
Advisor: OppenheimerFunds, Inc.

Oppenheimer Bond Fund/VA                  .72%                    .01%                    .73%
Oppenheimer Capital Appreciation
    Fund/VA                               .68%                    .02%                    .70%
Oppenheimer High Income
    Fund/VA                               .74%                    .01%                    .75%
Oppenheimer Main Street Growth &
    Income Fund/VA                        .73%                    .05%                    .78%
Oppenheimer Strategic Bond Fund/VA        .74%                    .04%                    .78%

Putnam Variable Trust
Advisor: Putnam Investment Management, Inc.

Putnam VT Growth and Income Fund -
    Class IA Shares                       .46%                    .04%                    .50%
Putnam VT International Growth Fund -
    Class IA Shares                       .80%                    .22%                   1.02%
Putnam VT International New Opport-
    unities Fund - Class IA Shares       1.08%                    .33%                   1.41%
Putnam VT New Value Fund -
    Class IA Shares                       .70%                    .10%                    .80%
Putnam VT Vista Fund - Class IA Shares    .65%                    .10%                    .75%


Variable Insurance Products Fund (Initial Class)
Variable Insurance Products Fund II (Initial Class)
Variable Insurance Products Fund III (Initial Class)

Advisor: Fidelity Management & Research Company
VIP III Growth Opportunities
     Portfolio (Initial Class) (13)     .58%                     .11%                     .69%
VIP Growth Portfolio (Initial
     Class) (13)                        .58%                     .08%                     .66%
VIP II Growth & Income Portfolio
     (Initial Class) (13)               .48%                     .12%                     .60%
VIP Equity-Income Portfolio
     (Initial Class) (13)               .48%                     .09%                     .57%
VIP II Contrafund(R) Portfolio
     (Initial Class) (13)               .58%                     .09%                     .67%

(1) The expenses shown with respect to the Real Estate Investment Portfolio are net of voluntary reimbursements. Expenses have been capped at .95% annually and the adviser to the Fund intends to continue such reimbursements for the foreseeable future. For the year ended December 31, 1999, the expenses for the Real Estate Investment Portfolio, before reimbursement, were: .90% management fees and .82% for other expenses.

(2) Cova reimburses the investment portfolios, except the Select Equity, Small Cap Stock and International Equity Portfolios, for all operating expenses (exclusive of the management fees) in excess of approximately .30% for the Mid-Cap Value, Large Cap Research and Developing Growth Portfolios and in excess of approximately .10% for the other investment portfolios.
Prior to May 1, 1999, Cova had reimbursed expenses in excess of approximately
 .10% with respect to the Select Equity, Small Cap Stock, International Equity,
Mid-Cap Value, Large Cap Research and Developing Growth Portfolios. Therefore, the amounts shown above under "Other Expenses" have been restated to reflect the estimated expenses for the Select Equity, Small Cap Stock and International
Equity Portfolios for the year ending December 31, 2000. Absent these expense reimbursement arrangements, the total annual portfolio expenses for the year ended December 31, 1999 were: 1.09% for the Small Cap
Stock Portfolio; 1.15% for the International Equity Portfolio; .71% for the
Quality Bond Portfolio; .76% for the Large Cap Stock Portfolio; .86% for the
Bond Debenture Portfolio; 1.41% for the Mid-Cap Value Portfolio; 1.38% for the
Large Cap Research Portfolio; and 1.34% for the Developing Growth Portfolio.

(3) The Portfolio commenced investment operations on January 8, 1999.

(4) On 2/8/00, a merger and reorganization was approved that combined the assets of the fund with a similar fund of Templeton Variable Products Series
Fund, effective 5/1/00. On 2/8/00, fund shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.55%, Other Expenses
0.27%, and Total Fund Operating Expenses 0.82%.

(5) On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective
5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as:
Management Fees 0.60%, Other Expenses 0.19%, and Total Fund Operating Expenses
0.79%.

(6) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton Developing Markets Equity Fund, effective
5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 1.25%, Other Expenses 0.29%, and Total Fund
Operating Expenses 1.54%.

(7) On 2/8/00, shareholders approved a merger and reorganization that combined the fund with the Templeton International Equity Fund, effective
5/1/00. The shareholders of that fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.65%, Other Expenses
0.20%, and Total Fund Operating Expenses 0.85%.

(8) On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective 5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's expenses after 5/1/00 would be estimated as: Management Fees 0.80%, Other Expenses 0.05%, and Total Fund Operating
Expenses 0.85%. The fund administration fee is paid indirectly through the management fee.

(9) The investment advisers to the Goldman Sachs VIT Growth and Income, Internet
Tollkeeper, International Equity and Global Income Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.25%, 0.25%, 0.35% and 0.25% per annum of such Funds' average daily net assets, respectively. The expenses shown include this reimbursement. If not included, the "Other Expenses" and "Total Annual Portfolio Expenses" for the Goldman
Sachs Growth and Income, Internet Tollkeeper, International Equity and Global
Income Funds would be .47% and 1.22%, ___% and ___% (estimated), .77% and 1.77% and 1.78% and 2.68%, respectively. The reductions or limitations may be discontinued or modified by the investment advisers in their discretion at any time. The Fund's expenses shown in the fee table are based on estimated expenses for the fiscal year ending December 31, 2000.

(10) Pursuant to its agreement with Kemper Variable Series,  the investment manager and the accounting agent have agreed,  for the one year period commencing May 1,
2000, to limit their respective fees and to reimburse other operating  expenses to the extent necessary to limit total operating expenses of the Kemper Small Cap
Value Portfolio  to .84%.  The  amounts set forth in the table  above  reflect actual expenses for the past fiscal year, which were at or lower than these expense limits, after the benefit of any custodial credits.

(11) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown above do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

(12) MFS has contractually agreed to bear expenses for these series, subject to reimbursement by these series,  such that each series' "Other Expenses" do not exceed 0.15% of the average  daily net assets of the series  during the current fiscal year. Absent the expense  reimbursement,  the Total Annual Portfolio
Expenses for the year  ended  December  31,  1999, were  1.05% for the
MFS  Global Governments Series and .97% for the High Income Series.
The   payments  made by MFS on behalf of each series under this arrangement are subject to  reimbursement  by the  series to  MFS,  which will be accomplished by the payment of an expense reimbursement fee  by the series to MFS computed and paid monthly at a percentage of the series' average daily net assets for its then current fiscal year, with a limitation  that  immediately after such payment,  the series' "Other Expenses" will not exceed the percentage set forth above for that series.  The obligation of MFS to bear a series' "Other Expenses"
pursuant to this arrangement,  and  the series'  obligation to pay the reimbursement  fee to  MFS,  terminates  on  the  earlier  of the  date on which payments  made by the series  equal  the prior  payment  of such  reimbursable expenses by MFS or December 31, 2004. MFS  may, in its discretion, terminate this arrangement at an earlier date provided  that the  arrangement  will continue for each series until at least May 1, 2001, unless  terminated  with the consent of the board of  trustees which oversees the series.

(13) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds, or FMR on behalf of certain funds', custodian credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. With these reductions, total expenses would have been: .68% for the Growth Opportunities Portfolio; .65% for the Growth Portfolio; .59% for the
Growth & Income Portfolio; .56% for the Equity-Income Portfolio; and .65% for the
Contrafund Portfolio.


Surrender Charge. A Surrender Charge may be deducted in the event you make a full or partial withdrawal of your Policy. If you surrender your Policy or let it lapse during the first ten Policy years, we will keep part of the Accumulation Account Value of your Policy to help us recover the costs of selling and issuing the Policy.

The Surrender Charge is 45% of the Target Premium if you surrender the Policy or let it lapse during the first five Policy years. Afterwards, the amount of the Surrender Charge goes down each month. After the 10th Policy year there is no charge. A Surrender Charge will apply to any decrease in Face Amount.

There is a table in your Policy that shows the amount of the Target Premium and the percentage of the Surrender Charge for each month.

If you make a partial withdrawal from your Policy, we will charge a pro-rated portion of the Surrender Charge. There may also be a Partial Withdrawal Fee charged.

Partial Withdrawal Fee and Transfer Fee. The first 12 requested transfers or partial withdrawals in a Policy year are free. For each partial withdrawal or transfer in excess of 12 in a Policy year, there is a fee assessed which is currently equal to $25.



5. DEATH BENEFIT

The amount of the death benefit depends on:

o    the Face Amount of your Policy;

o the death benefit option in effect at the time of the Insured's death; and

o    under some circumstances the Accumulation Account Value of your Policy.

There are three death benefit options: Option A, Option B and Option C. If death benefit Option A is in effect, the death benefit is the greater of your total Face Amount in effect or the Accumulation Account Value of your Policy on the date of the Insured's death multiplied by the applicable factor. Under this option, the amount of the death benefit is fixed, except when we use the factor to determine the benefit percentage.

If death benefit Option B is in effect, the death benefit is the greater of your total Face Amount in effect plus the Accumulation Account Value of your Policy, or the Accumulation Account Value of your Policy multiplied by the applicable factor. Under this option, the amount of the death benefit is variable (but will never be less than the Face Amount).

If death benefit Option C is in effect, the death benefit is the greater of your total Face Amount in effect or the Accumulation Account Value multiplied by an Attained Age factor.

So long as the Policy remains in force, prior to the Insured's Attained Age 100, the minimum death benefit will be at least the current Face Amount.

Under certain circumstances you can change death benefit options. You can also change the Face Amount under certain circumstances.

At the time of application for a Policy, you designate a Beneficiary who is the person or persons who will receive the death proceeds. You can change your Beneficiary unless you have designated an irrevocable Beneficiary. The Beneficiary does not have to be a natural person.



6. TAXES

Your Policy has been designed to comply with the definition of life insurance in the Internal Revenue Code. As a result, the death proceeds paid under the Policy should be excludable from the gross income of your Beneficiary. However, estate taxes may apply. Any earnings in your Policy are not taxed until you take them out. The tax treatment of the loan proceeds and surrender proceeds will depend on whether the Policy is considered a Modified Endowment Contract (MEC). Proceeds taken out of a MEC are considered to come from earnings first and are includible in taxable income. If you are younger than 5 91/2 when you take money out of a MEC, you may also be subject to a 10% Federal tax penalty on the earnings withdrawn.



7. ACCESS TO YOUR MONEY

You can terminate your Policy at any time during the lifetime of the Insured and we will pay you the Cash Surrender Value of your Policy. At any time during the Insured's lifetime and before the Policy has terminated, you may withdraw a part of your Accumulation Account Value subject to the requirements of the Policy. When you terminate your Policy or make a partial withdrawal, a surrender charge and partial withdrawal fee may be assessed.

You can also borrow against the Accumulation Account Value of your Policy.



8. OTHER INFORMATION

Free Look. You can cancel the Policy within 20 days after you receive it or the 45th day after you sign your application, whichever period ends later. We will refund all premiums paid. In the state of California, if you are 60 years or older on the Issue Date, you can cancel your Policy within 30 days after you receive it in which case we will refund your Policy's Account Value plus fees and charges (i.e., premium tax charge, Federal tax charge, selection and issue expense charge, cost of insurance, monthly Policy charge, percent of premium charge and mortality and expense risk charge) deducted from the Account Value as of the day we receive your returned Policy. Upon completion of the underwriting process, we will allocate your initial Net Premium to the Money Market Fund until the reallocation date, which occurs upon the expiration of the free look period. After that, we will invest your Policy's Accumulation Account Value and any subsequent premiums as you requested.

Who Should Purchase the Policy? The Policy is designed for individuals and businesses that have a need for death protection but who also desire to potentially increase the values in their policies through investment in the Investment Funds. The Policy offers the following to individuals:

o    create or conserve one's estate;

o    supplement retirement income; and

o    access to funds through loans and surrenders.

If you currently own a variable life insurance policy on the life of the Insured, you should consider whether the purchase of the Policy is appropriate.

Also, you should carefully consider whether the Policy should be used to replace an existing Policy on the life the Insured.

Additional Features. The following additional features are offered:

o you can arrange to have a regular amount of money automatically transferred from the Money Market Fund to selected Investment Funds each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

o you can arrange to automatically readjust your Accumulation Account Value between Investment Funds periodically to keep the allocation you select. We call this feature Portfolio Rebalancing.

o we also offer a number of additional riders that are common to life insurance policies.

These features and riders may not be available in your state and may not be suitable for your particular situation.



9. INQUIRIES

If you need more information about purchasing a Policy, please contact us at:

   Cova Life Sales Company
   One Tower Lane, Suite 3000
   Oakbrook Terrace, IL 60181
   800-523-1661

If you need Policyowner service (such as changes in Policy information, inquiry into Policy values, or to make a loan), please contact us at our service center:

   Cova Financial Life Insurance Company
   P.O. Box 66757
   St. Louis, MO 63166-6757
   877-357-4419



PART I

1.   THE VARIABLE LIFE INSURANCE POLICY

The variable life insurance Policy is a contract between you, the owner, and us, an insurance company. This kind of Policy is most commonly used for retirement planning and/or estate planning.

The Policy provides for life insurance coverage on the Insured. It has an Accumulation Account Value, a death benefit, surrender rights, loan privileges and other characteristics associated with traditional and universal life insurance. However, since the Policy is a variable life insurance policy, the value of your Policy will increase or decrease depending upon the investment experience of the Investment Funds you choose. The duration or amount of the death benefit may also vary based on the investment performance of the underlying Investment Funds. To the extent you select any of the Investment Funds, you bear the investment risk. If your Accumulation Account Value less any loans, loan interest accrued, unpaid selection and issue charge due for the remainder of the first Policy year and, if surrender charges and any Partial Withdrawal Fee is insufficient to pay the monthly deductions, the Policy may terminate.

Because the Policy is like traditional and universal life insurance, it provides a death benefit which is paid to your named Beneficiary. When the Insured dies, the death proceeds are paid to your Beneficiary which should be excludable from the gross income of the Beneficiary. The tax-free death proceeds make this an excellent way to accumulate money you do not think you will use in your lifetime. It is also a tax-efficient way to provide for those you leave behind. If you need access to your money, you can borrow from the Policy, make a total surrender or a partial withdrawal.



2.   PURCHASES


Application for a Policy
In order to purchase a Policy, you must submit an application to us that requests information about the proposed Insured. In some cases, we will ask for additional information. We may request that the proposed Insured provide us with medical records, a physician's statement or possibly require other medical tests.


Premiums
Before coverage begins under a Policy, the application and the premium must be in good order as determined by our administrative rules. You may receive a copy of a Policy before that time for examination but there will be no coverage. Each premium after the initial premium must be at least $10. The Policy is not designed for professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers.

You can establish a schedule of planned premiums. We will send you billing notices for these premium payments. A failure to pay such a premium payment will not itself cause the Policy to lapse.


Unscheduled Premiums
You can make additional unscheduled premium payments at any time while the Policy is in force. However, in order to preserve the favorable tax status of the Policy, we may limit the amount of the premiums and may return any premiums that exceed the limits stated under the Internal Revenue Code.

If Cova receives a premium payment which would cause the death benefit to increase by an amount that exceeds the Net Premium portion of the payment, then Cova reserves the right to:

(1)  refuse that premium payment; or

(2) require additional evidence of insurability before it accepts the premium.


Lapse and Grace Period
During the first 5 Policy years, your Policy will not lapse if the Cash Surrender Value of your Policy is insufficient to pay for the monthly deductions when:

o the sum of all premiums paid on the Policy (reduced by any partial withdrawals and any outstanding loan balance) is at least equal to the sum of the No Lapse Monthly Premiums for the elapsed months since the Issue Date.

The No Lapse Monthly Premium amount is found on the specifications page of your Policy. This amount may be modified if you change your Face Amount, make a change in the premium class of the Insured within 5 years of the Issue Date, or if there is an addition or deletion of a rider.

Lapse will occur if:

o the Cash Surrender Value is not sufficient to cover the monthly deduction (except for reasons stated above);

o the sum of all the premiums you paid into the Policy (reduced by any partial withdrawal or any outstanding loan balance) is less than the No Lapse Monthly Premium; and

o    a grace period expires without a sufficient premium payment.

When a Policy is about to terminate, the Policy provides a grace period in order for you to make a premium payment or a loan repayment to keep your Policy in force. The grace period, which is 62 days, begins on the Monthly Anniversary on which the Cash Surrender Value is insufficient to meet the next monthly deduction. We will notify you by mail of the amount of additional premium that must be paid to keep the Policy from terminating. If we do not receive the required amount within the grace period, the Policy will lapse and terminate without Accumulation Account Value.

If the Insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit otherwise payable.


Reinstatement
If your Policy terminated at the end of a grace period, you can request that we reinstate it (restore your insurance coverage) anytime within 5 years after its termination. To reinstate your Policy you must:

o    submit a written request for reinstatement;

o submit proof satisfactory to us that the Insured is still insurable at the risk class that applies for the latest Face Amount portion then in effect;

o pay a Net Premium large enough to cover the monthly deductions that were due at the time of lapse and 2 times the monthly deduction due at the time of reinstatement; and

o pay an amount large enough to cover any loan interest due and unpaid at the time of lapse.

The reinstatement date is the date on or following the day we approve the application for reinstatement. The Accumulation Account Value of your Policy on the reinstatement date is equal to:

o    the amount of any Policy loan reinstated;

o increased by the Net Premiums paid at reinstatement, any Policy loan paid at the time of reinstatement, and the amount of any surrender charge paid at the time of lapse.

The Policy may not be reinstated if it has been surrendered or if the Insured dies before the reinstatement date. There will be a full monthly deduction for the Policy month which includes the reinstatement date.


Allocation of Premium
When we receive a premium from you, we deduct:

o    a Tax Charge for premium taxes and Federal taxes; and

o    a Sales Charge.

The premium less these charges is referred to as the Net Premium. Your Net Premium is allocated to the General Account or one or more of the Investment Funds, as selected by you.

When we issue you a Policy, we automatically allocate your initial premium to the Money Market Fund. Once the free look period expires, the Accumulation Account Value of your Policy is allocated to the General Account and/or the Investment Funds in accordance with your selections requested in the application. For any chosen allocation, the percentages must be in whole numbers. This allocation is not subject to the transfer fee provision. However, we reserve the right to limit the number of selections that you may invest in at any one time.


Accumulation Account Value of Your Policy
The Accumulation Account Value equals the sum of the amounts in the General Account, the Investment Funds you have selected, and the Loan Account.


Method of Determining Accumulation
Account Value of an Investment Fund
The value of your Policy will go up or down depending upon the investment performance of the Investment Fund(s) you choose and the charges and deductions made against your Policy.

The Accumulation Account Value of the Investment Funds is determined for each Valuation Period. When we apply your initial premium to an Investment Fund, the Accumulation Account Value equals the Net Premium allocated to the Investment Fund, minus the monthly deduction(s) due from the Issue Date through the Investment Start Date. Thereafter, on each Valuation Date, the Accumulation Account Value in an Investment Fund will equal:

(1) The Accumulation Account Value in the Investment Fund on the preceding Valuation Date, multiplied by the Investment Fund's Net Investment Factor (defined below) for the current Valuation Period; plus

(2) Any Net Premium payments received during the current Valuation Period which are allocated to the Investment Fund; plus

(3) Any loan repayments allocated to the Investment Fund during the current Valuation Period; plus

(4) Any amounts transferred to the Investment Fund from the General Account or from another Investment Fund during the current Valuation Period; plus

(5) That portion of the interest credited on outstanding loans which is allocated to the Investment Fund during the current Valuation Period; minus

(6) Any amounts transferred from the Investment Fund to the General Account, Loan Account, or to another Investment Fund during the current Valuation Period (including any transfer charges); minus

(7) Any partial withdrawals from the Investment Fund during the current Valuation Period; minus

(8) Any withdrawal due to a Pro-Rata Surrender from the Investment Fund during the current Valuation Period; minus

(9) Any withdrawal or surrender charges incurred during the current Valuation Period attributed to the Investment Fund in connection with a partial withdrawal or Pro-Rata Surrender; minus

(10) If a Monthly Anniversary occurs during the current Valuation Period, the portion of the monthly deduction allocated to the Investment Fund during the current Valuation Period to cover the Policy month which starts during that Valuation Period.


Net Investment Factor
The Net Investment Factor measures the investment performance of an Investment Fund during a Valuation Period. The Net Investment Factor for each Investment Fund for a Valuation Period is calculated as follows:

(1)  The value of the assets at the end of the preceding Valuation Period; plus

(2) The investment income and capital gains, realized or unrealized, credited to the assets in the Valuation Period for which the Net Investment Factor is being determined; minus

(3) The capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

(4) Any amount charged against each Investment Fund for taxes, including any tax or other economic burden resulting from the application of the tax laws determined by us to be properly attributable to the Investment Funds, or any amount set aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of each Investment Fund; minus

(5) The mortality and expense risk charge equal to a percentage of the average net assets for each day in the Valuation Period. This charge, for mortality and expense risks, is determined by the length of time the Policy has been in force. It will not exceed the amounts shown in the following table:

        Policy           Percentage of        Effective
        Years            Avg. Net Assets      Annual Rate
       ---------         ----------------    ----------------
        1-10              0.0015027             0.55%

        11-20             0.0012301             0.45%

        21+               0.0009572             0.35%

     divided by

6) The value of the assets at the end of the preceding Valuation Period.


Our Right to Reject or Return a Premium Payment
In order to receive the tax treatment for life insurance under the Internal Revenue Code (Code), a Policy must initially qualify and continue to qualify as life insurance under the Code. To maintain this qualification, we have reserved the right under the Policy to return any premiums paid which we have determined will cause the Policy to fail as life insurance. We also have the right to make changes in the Policy or to make a distribution to the extent we determine this is necessary to continue to qualify the Policy as life insurance. Such distributions may have current income tax consequences to you.

If subsequent premiums will cause your Policy to become a Modified Endowment Contract (MEC) we will contact you prior to applying the premium to your Policy. If you elect to have the premium applied, we require that you acknowledge in writing that you understand the tax consequences of a MEC before we will apply the premiums.



3.   INVESTMENT FUNDS

There are currently ___ Investment Funds available in connection with the Policy we are offering here. The Investment Funds are offered through one of eleven open-end, diversified management investment companies: (1) AIM Variable Insurance Funds (2) Alliance Variable Products Series Fund, Inc., (3) Cova Series Trust, (4) Franklin Templeton Variable Insurance Products Trust (5) General American Capital Company, (6) Goldman Sachs Variable Insurance Trust,
(7) Kemper Variable Series, (8) Liberty Variable Investment Trust, (9) MFS Variable Insurance Trust, (10) Oppenheimer Variable Account Funds, (11) Putnam Variable Trust and (12) Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III.


You can only invest in up to 15 of the Investment Funds and the General Account at any one time.



Purchasers should read this prospectus carefully before investing. Copies of the prospectuses for the Investment Funds will be sent to you with your Policy. Certain portfolios contained in the fund prospectuses may not be available with your Policy. (See Appendix B which contains a summary of investment objectives and strategies for each Investment Fund.)

The investment objectives and policies of certain of the Investment Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Funds may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.


The following is a list of the Investment Funds and investment managers available under the Policy:


AIM Variable Insurance Funds:

     Advisor: A I M Advisors, Inc.
         AIM V.I. Capital Appreciation Fund
         AIM V.I. International Equity Fund
         AIM V.I. Value Fund


Alliance Variable Products Series Fund, Inc.:

     Advisor: Alliance Capital
     Management L.P.
         Premier Growth Portfolio (Class A)
         Real Estate Investment Portfolio (Class A)


Cova Series Trust:

     Advisor: J.P. Morgan
     Investment Management Inc.
         International Equity Portfolio
         Large Cap Stock Portfolio
         Quality Bond Portfolio
         Select Equity Portfolio
         Small Cap Stock Portfolio

     Advisor: Lord, Abbett & Co.
         Bond Debenture Portfolio
         Developing Growth Portfolio
         Large Cap Research Portfolio
         Lord Abbett Growth and Income Portfolio
         Mid-Cap Value Portfolio

Franklin Templeton Variable Insurance Products Trust*, Class 1 Shares:
     Advisor: Franklin Advisers, Inc.
         Franklin Small Cap Fund (the surviving fund of the merger with Franklin Small Cap Investments Fund)

     Advisor: Franklin Mutual Advisers, LLC
         Mutual Shares Securities Fund (the surviving fund of the merger with Mutual Shares Investments Fund)

     Advisor: Templeton Asset
     Management Ltd.
         Templeton Developing Markets Securities Fund (formerly,
         Templeton Developing Markets Fund)

     Advisor: Templeton Investment
     Counsel, Inc.
         Templeton International Securities Fund (formerly, Templeton International Fund)

     Advisor: Templeton Global Advisors Limited
         Templeton Growth Securities Fund (the surviving fund of the merger with Templeton Stock Fund)

*Effective May 1, 2000, the portfolios of Templeton Variable Products Series Fund were merged into similar portfolios of Franklin Templeton Variable Insurance Products Trust.

General American Capital Company:

     Advisor: Conning Asset
     Management Company
         Money Market Fund


Goldman Sachs Variable Insurance Trust ("VIT"):

     Advisor: Goldman Sachs
     Asset Management, a unit of the Investment Management Division of
      Goldman, Sachs & Co.
         Goldman Sachs VIT Growth and Income Fund
         Goldman Sachs VIT Internet Tollkeeper Fund  (not currently available)
     Advisor: Goldman Sachs
     Asset Management International
         Goldman Sachs VIT Global Income Fund
         Goldman Sachs VIT International Equity Fund


Kemper Variable Series:

     Advisor: Scudder Kemper
     Investments, Inc.
         Kemper Government Securities Portfolio
         Kemper Small Cap Growth Portfolio
         Kemper Small Cap Value Portfolio


Liberty Variable Investment Trust:

     Advisor: Newport Fund
     Management Inc.
         Newport Tiger Fund, Variable Series


MFS Variable Insurance Trust:

     Advisor: Massachusetts
     Financial Services Company
         MFS Emerging Growth Series
         MFS Global Governments Series
         MFS Growth With Income Series
         MFS High Income Series
         MFS Research Series


Oppenheimer Variable Account Funds:

     Advisor: OppenheimerFunds, Inc.
         Oppenheimer Bond Fund/VA
         Oppenheimer Capital Appreciation Fund/VA
         Oppenheimer High Income Fund/VA
         Oppenheimer Main Street Growth & Income Fund/VA
         Oppenheimer Strategic Bond Fund/VA


Putnam Variable Trust:

     Advisor: Putnam Investment
     Management, Inc.
         Putnam VT Growth and Income Fund Class IA Shares
         Putnam VT International Growth Fund Class IA Shares
         Putnam VT International New
           Opportunities Fund Class IA Shares
         Putnam VT New Value Fund Class IA Shares
         Putnam VT Vista Fund - Class IA Shares



Variable Insurance Products Fund:
     Advisor: Fidelity Management & Research Company
         VIP Growth Portfolio
         VIP Equity-Income Portfolio

Variable Insurance Products Fund II:
     Advisor: Fidelity Management & Research Company
         VIP II Contrafund(R) Portfolio

Variable Insurance Products Fund III:
     Advisor: Fidelity Management & Research Company
         VIP III Growth Opportunities Portfolio
         VIP III Growth & Income Portfolio





Shares of the Investment Funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain Investment Funds may also be sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

We may enter into  certain  arrangements  under which we are  reimbursed  by the
Investment   Funds'   advisers,   distributors   and/or   affiliates   for   the
administrative services which we provide to the Funds.


Substitution and Limitations on Further Investments
We may substitute one of the Investment Funds you have selected with another Investment Fund. We will not do this without the prior approval of the Securities and Exchange Commission. We may also limit further investment in an Investment Fund. We will give you notice of our intention to do this.


Transfers
At your request, we will transfer amounts in your Policy from any Investment Fund to another Investment Fund, or to and from the General Account (subject to restrictions). The minimum amount that can be transferred is the lesser of the minimum transfer amount (currently $500), or the total value in an Investment Fund or the General Account. You can make twelve transfers or partial withdrawals in a Policy year without charge. We currently charge a transfer fee of $25 for additional transfers in a Policy year.

You cannot make a transfer out of our General Account in the first Policy year. The maximum amount you can transfer from the General Account in any Policy year after the 1st is the greater of:

(a) 25% of a Policy's Cash Surrender Value in the General Account at the beginning of the Policy year; or

(b) the previous Policy year's General Account maximum withdrawal amount not to exceed the total Cash Surrender Value of the Policy.

Transfers resulting from Policy loans will not be counted for purposes of the limitations on the amount or frequency of transfers allowed in each Policy year.

We have not designed this Policy or the underlying Investment Funds for use by professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers. If it appears that there is a pattern of exchanges that coincides with a "market timing" strategy and are disruptive to the Investment Funds, the transfer will be refused. Policies under common ownership or control may be aggregated for purposes of transfer limits. We will coordinate with the Fund managers to restrict the transfer privilege or reject any specific premium allocation request for any person, if, in the Investment Fund manager's judgment, the Investment Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

Although we currently intend to continue to permit transfers for the foreseeable future, the Policy provides that we may at any time revoke, modify, or limit the transfer privilege.


Dollar Cost Averaging
Dollar cost averaging is a program which enables you to allocate specified dollar amounts from the Money Market Fund to other Investment Funds on a monthly basis. By allocating amounts on a monthly basis, you may be less susceptible to the impact of market fluctuations.

The minimum transfer amount is $100. The minimum amount that can be allocated to an Investment Fund is 5% of the amount transferred. You can elect to participate in this program at any time by properly completing the dollar cost averaging election form.

Dollar cost averaging will terminate when any of the following occurs:

1)   the value of the Money Market Fund is completely depleted; or

2) you request termination in writing.

There is no current charge for dollar cost averaging but we reserve the right to charge for this program in the future. Transfers made under dollar cost averaging do not count against the total of 12 transfers allowed without charge in a Policy year. Dollar cost averaging cannot be used simultaneously with the portfolio rebalancing program.


Portfolio Rebalancing
Over time, the funds in the General Account and the Investment Funds will accumulate at different rates as a result of different investment returns. You may direct us to automatically restore the balance of the Accumulation Account Value in the General Account and in the Investment Funds to the percentages determined in advance. There are two methods of rebalancing available -- periodic and variance.

Periodic Rebalancing. Under this option you elect a frequency (monthly, quarterly, semiannually or annually), measured from the Policy anniversary. On each date elected, we will rebalance the Investment Funds and/or General Account to reallocate the Accumulation Account Value according to the investment percentages you elected.

Variance Rebalancing. Under this option you elect a specific allocation percentage for the General Account and each Investment Fund. For each such account, the allocation percentage (if not zero) must be a whole percentage and must not be less than five percent. You also elect a maximum variance percentage (5%, 10%, 15%, or 20% only), and can exclude specific Investment Funds and/or the General Account from being rebalanced. On each Monthly Anniversary we will review the current balances to determine whether any Investment Fund balance is outside of the variance range (either above or below) as a percentage of the specified allocation percentage. If any Investment Fund is outside of the variance range, we will generate transfers to rebalance all of the specified Investment Funds and/or the General Account back to the predetermined percentages.

Transfers resulting from portfolio rebalancing will not be counted against the total number of transfers allowed in a Policy year before a charge is applied.

You may elect either method of portfolio rebalancing by specifying it on the Policy application, or may elect it later for an in force Policy, or may cancel it, by submitting a change form acceptable to us.

We reserve the right to suspend portfolio rebalancing at any time on any class of policies on a nondiscriminatory basis, or to charge an administrative fee for election changes in excess of a specified number in a Policy year in accordance with our administrative rules. Portfolio rebalancing cannot be used simultaneously with the dollar cost averaging program.


Approved Asset Allocation Programs
We recognize the value to certain Owners of having available, on a continuous basis, advice for the allocation of their money among the Investment Funds available under the Policy. Certain providers of these types of services have agreed to provide such services to Owners in accordance with our administrative rules regarding such programs.

We have made no independent investigation of these programs. We have only established that these programs are compatible with our administrative systems and rules.

Even though we permit the use of approved asset allocation programs, the Policy was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the Investment Funds, and should we become aware of such disruptive practices, we may modify the transfer privilege either on an individual or class basis.

If you participate in an approved asset allocation program, the transfers made under the program are not taken into account in determining any transaction charges.



4.   EXPENSES

There are charges and other expenses associated with the Policy that reduce the return on your investment in the Policy. The charges and expenses are:


Tax Charges
There are charges for Federal taxes, and state and local premium taxes which are deducted from each premium payment. The Federal tax charge is currently 1.3% of each premium. The premium tax charge is currently 2.35% of premium payments. If the tax rates change, we may change the amount of the deduction to cover the new rate.


Sales Charge
A sales charge will be deducted from each premium payment to partially compensate us for expenses incurred in distributing the Policy and any additional benefits provided by riders. We currently intend to deduct a sales charge determined according to the following schedule:

   Policy Year 1:     15% of premium up to Target Premium; 5%
                      of premium above Target Premium
   Policy Years 2-10: 5% of all premium paid
   Policy Years 11+:  2% of all premium paid

The expenses covered by the sales charge include agent sales commissions, the cost of printing prospectuses and sales literature, and any advertising costs. Where policies are issued to Insureds with higher mortality risks or to Insureds who have selected additional insurance benefits, a portion of the amount deducted for the sales charge is used to pay distribution expenses and other costs associated with these additional coverages.

To the extent that sales expenses are not recovered from the sales charge and the surrender charge, those expenses may be recovered from other sources, including the mortality and expense risk charge described below.


Selection and Issue Expense Charge
During the first ten Policy years, we generally assess a monthly selection and issue expense charge to cover the costs associated with the underwriting and issue of the Policy. The monthly charge per $1,000 of Face Amount ranges from approximately 4 cents to one dollar, and varies by Issue Age, risk class, and (except on unisex Policies) sex of the Insured.


Monthly Policy Charge
We deduct a monthly Policy charge on the Investment Start Date and each Monthly Anniversary date. The charge is equal to $25 per Policy month for the first Policy year. Thereafter, it is $6 per Policy month guaranteed not to increase while the Policy is in force.

The charge reimburses us for expenses incurred in the administration of the Policies. Such expenses include: confirmations, annual reports and account statements, maintenance of Policy records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for policyowner servicing and all accounting, valuation, regulatory and updating requirements.


Monthly Cost of Insurance Charge
This charge compensates us for the insurance coverage we provide in the month following the charge. The monthly cost of insurance charge for each Policy month equals the total of the insurance risk charges for the Policy month for each Face Amount portion then in effect.

The monthly cost of insurance charge is deducted on each Monthly Anniversary for the following Policy month. The monthly cost of insurance charge is determined in a manner that reflects the anticipated mortality of the Insured and the fact that the death benefit is not payable until the death of the Insured. Because the monthly cost of insurance charge depends upon a number of variables, the charge will vary for each Policy month. We will determine the cost of insurance charge by multiplying the applicable cost of insurance rate or rates by the net amount at risk (defined below) for each Policy month.

The monthly cost of insurance rates are determined at the beginning of each Policy year. The rates will be based on the Attained Age, duration, rate class, and (except for unisex policies) sex of the Insured at issue. The monthly cost of insurance rates generally increase as the Insured's Attained Age increases.

The rate class of an Insured also will affect the cost of insurance rate. For the initial Face Amount, we will use the rate class on the Issue Date. If the death benefit equals a percentage of Accumulation Account Value, an increase in Accumulation Account Value will cause an automatic increase in the death benefit. The rate class for such increase will be the same as that used for the initial Face Amount.

We currently place the Insured into a preferred rate class, a standard rate class, or into rate classes involving a higher mortality risk.

Actual monthly cost of insurance rates may change, and the actual monthly cost of insurance charge will be determined by us based on our expectations as to future mortality experience. However, the actual monthly cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the Policy. For Policies which are not in a substandard risk class, the guaranteed cost of insurance rates are equal to 100% of the rates set forth in the male/female smoker/non-smoker 1980 CSO Mortality Tables (1980 CSO Tables NA and SA and 1980 CSO Tables NG and SG for sex distinct policies and policies issued in qualified pension plans). All Policies are based on the Attained Age of the Insured. Higher rates apply if the Insured is determined to be in a substandard risk class.

In two otherwise identical policies, an Insured in the preferred rate class will have a lower cost of insurance than an Insured in a rate class involving higher mortality risk. Each rate class is also divided into two categories: smokers and nonsmokers. Non-smoker Insureds will generally incur a lower cost of insurance than similarly situated Insureds who smoke. (Insureds under Attained Age 20 are automatically assigned to the non-smoker rate class.)

The net amount at risk for a Policy month is:

(1) the death benefit at the beginning of the Policy month divided by 1.0032737 (which reduces the net amount at risk, solely for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%); less

(2)  the Accumulation Account Value at the beginning of the Policy month.

In calculating the monthly cost of insurance charges, the cost of insurance rate for a Face Amount is applied to the net amount at risk for that Face Amount.


Charges for Additional Benefit Riders
The amount of the charge, if any, each Policy month for additional benefit riders is determined in accordance with the rider and is shown on the specifications page of your Policy.


Mortality and Expense Risk Charge
We will deduct a daily charge from the Investment Funds. The amount of the deduction is determined as a percentage of the average net assets of each Investment Fund. The current daily deduction percentages, and the equivalent effective annual rates, are:

                        Daily
      Policy            Charge              Annual
      Years             Factor              Equivalent
     --------          -----------          -----------
      1-10              .0015027%           0.55%
      11-20             .0012301%           0.45%
      21+               .0009572%           0.35%

This deduction is guaranteed not to increase while the Policy is in force. This risk charge compensates us for assuming the mortality and expense risks under the Policy. The mortality risk assumed by us is that the Insureds, as a group, may not live as long as expected. The expense risk assumed by us is that actual expenses may be greater than those assumed. We expect to profit from this charge.


Surrender Charge
For up to 10 years after the Issue Date, we will impose a contingent deferred sales charge, also referred to as a surrender charge, when the following occur:

o    upon surrender or lapse of the Policy;

o    upon a partial withdrawal;

o    upon a Pro-Rata Surrender; or

o    upon a decrease in Face Amount.

The amount of the charge assessed will depend upon a number of factors, including the type of event (a full surrender, lapse, or partial withdrawal), the amount of any premium payments made under the Policy prior to the event, and the number of Policy years having elapsed since the Policy was issued.

The surrender charge compensates us for expenses relating to the distribution of the Policy, including agents' commissions, advertising, and the printing of the prospectus and sales literature.

The surrender charge percentage is shown in the following table.

If surrender or lapse occurs in   The percentage of the annual
  the last month of Policy year:  Target Premium payable is:
 ------------------------------  ----------------------------

          1 through 5                         45%

               6                              40%

               7                              30%

               8                              20%

              9                               10%

         10 and later                         0%

The Target Premium (on which we base the surrender charge) is shown in your Policy. As shown above, the maximum surrender charge is 45% of the annual Target Premium payable.

In addition, the percentages are reduced equally for each Policy month during the years shown. For example, during the seventh year, the percentage is reduced equally each month from 40% at the end of the sixth year to 30% at the end of the seventh year. This table may be modified if required by law or regulation of the governing jurisdiction.

The amount of the surrender charge deducted upon a partial withdrawal or Pro-Rata Surrender will equal a fraction of the charge that would be deducted if the Policy were surrendered at that time. The fraction will be determined by dividing the amount of the withdrawal by the Accumulation Account Value before the withdrawal and multiplying the result by the surrender charge. Immediately after a withdrawal, the Policy's remaining surrender charge will equal the amount of the surrender charge immediately before the withdrawal less the amount deducted in connection with the withdrawal.

A surrender charge will apply when there is a decrease in Face Amount for up to 10 years from the Policy's Issue Date. A partial withdrawal may cause a decrease in Face Amount and therefore, we may deduct a surrender charge. If the Face Amount is decreased by some fraction of any previous increases in Face Amount and/or the Face Amount at issue, the surrender charge deducted will be the previously defined surrender charge multiplied by the fraction.


Transaction Charges
There is no transaction charge for the first twelve partial withdrawals or requested transfers in a Policy year. We will impose a charge of $25 for each partial withdrawal or requested transfer in excess of twelve in a Policy year. We may revoke or modify the privilege of transferring amounts to or from the General Account at any time. Partial withdrawals and Pro-Rata Surrenders will result in the imposition of the applicable surrender charge.


Investment Fund Expenses
The expenses of the Investment Funds are shown in the Summary.

The value of the net assets of the Investment Funds will reflect the investment advisory fee and other expenses incurred by the underlying investment companies.

The Investment Fund expenses are collected from the underlying Investment Fund, and are not direct charges against the Separate Account assets or reductions from the Policy's Accumulation Account Value. Expenses of the Funds are not fixed or specified under the terms of the Policy, and actual expenses may vary. These underlying Investment Fund expenses are taken into consideration in computing each Investment Fund's net asset value, which is used to calculate the unit values in the Separate Account. The management fees and other expenses are more fully described in the prospectus of each individual Investment Fund. The information relating to the Investment Fund expenses was provided by the Investment Fund and was not independently verified by us. Except as otherwise specifically noted, the management fees and other expenses are not currently subject to fee waivers or expense reimbursements.



5.   DEATH BENEFIT

The amount of the death benefit depends on the total Face Amount, the Accumulation Account Value of your Policy on the date of death and the death benefit option (Option A, Option B, or Option C) in effect at that time. The actual amount we will pay the Beneficiary will be reduced by any Indebtedness.

The initial Face Amount and the death benefit option in effect on the Issue Date are shown on the specifications page of your Policy.

Option A. The amount of the death benefit under Option A is the greater of:

o    the Face Amount; or

o the Accumulation Account Value of your Policy on the date of death multiplied by the applicable multiple percentage shown in the "Applicable Percentage of Accumulation Account Value Table For Insureds Less than Age 100" shown below.

Option B. The amount of the death benefit under Option B is the greater of:

o the Face Amount plus the Accumulation Account Value of your Policy on the date of death; or

o the Accumulation Account Value of your Policy on the date of death multiplied by the applicable multiple percentage shown in the "Applicable Percentage of Accumulation Account Value Table For Insureds Less than Age 100" shown below.

            Applicable Percentage of Accumulation Account Value Table
                         For Insureds Less Than Age 100

    Insured                 Policy Accumulation Account Value
    Person's Age            Multiple Percentage
   ----------------        -----------------------------------

    40 or under                           250%
        45                                215%
        50                                185%
        55                                150%
        60                                130%
        65                                120%
        70                                115%
     78 to 90                             105%
     95 to 99                             101%

For ages that are not shown on this table the applicable percentage multiples will decrease by a ratable portion for each full year.

Option C. The amount of the death benefit under Option C is the greater of:

o    the Face Amount; or

o the Accumulation Account Value of your Policy on the date of the Insured's death multiplied by the applicable factor from the Table of Attained Age Factors shown in your Policy.

If your Policy is in force after the Insured's Attained Age is 100, then the Death Benefit will be 101% of the Policy's Accumulation Account Value.


Change of Death Benefit
If the Policy was issued with either death benefit Option A or death benefit Option B, the death benefit option may be changed. A Policy issued under death benefit Option C may not be changed for the entire lifetime of the Policy. Similarly, a Policy issued under either death benefit Option A or B may not change to death benefit Option C for the lifetime of the Policy. A request for change must be made to us in writing. The Effective Date of such a change will be the Monthly Anniversary on or following the date we receive the change request.

A death benefit Option A Policy may be changed to have death benefit Option B. The Face Amount will be decreased to equal the death benefit less the Accumulation Account Value on the Effective Date of the change. Satisfactory evidence of insurability must be submitted to us in connection with a request for a change from death benefit Option A to death benefit Option B. A change may not be made if it would result in a Face Amount of less than the minimum Face Amount.

A death benefit Option B Policy may be changed to have death benefit Option A. The Face Amount will be increased to equal the death benefit on the Effective Date of the change.

A change in death benefit option may have Federal income tax consequences.


Change in Face Amount
Subject to certain limitations set forth below, you may decrease or increase the Face Amount of a Policy once each Policy year after the first Policy year. A written request is required for a change in the Face Amount. A change in Face Amount may affect the cost of insurance rate and the net amount at risk, both of which affect your cost of insurance charge. A reduction in the Face Amount of a Policy may have Federal income tax consequences.

Any decrease in the Face Amount will become effective on the Monthly Anniversary on or following receipt of the written request by us. The amount of the requested change must be at least $5,000 ($2,000 for Policies issued in qualified pension plans) and the Face Amount remaining in force after any requested decrease may not be less than the minimum Face Amount. If you decrease the Face Amount and the Policy does not comply with the maximum premium limitations required by Federal tax law, the decrease may be limited or the Accumulation Account Value may be returned to you (at your election), to the extent necessary to meet these requirements. If you want to increase the Face Amount, you must submit proof that the Insured is insurable by our standards on the date the requested increase is submitted and the Insured must have an Attained Age not greater than age 80 on the Policy anniversary that the increase will become effective.



6.   TAXES

NOTE: We have prepared the following information on Federal income taxes as a general discussion of the subject. It is not intended as tax advice to anyone. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in Part II.


Life Insurance in General
Life insurance, such as this Policy, is a means of providing for death protection and setting aside money for future needs. Congress recognized the importance of such planning and provided special rules in the Internal Revenue Code for life insurance.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your life insurance Policy until you take the money out. Beneficiaries generally are not taxed when they receive the death proceeds upon the death of the Insured. However, estate taxes may apply.


Taking Money Out of Your Policy
You, as the owner, will not be taxed on increases in the value of your Policy until a distribution occurs either as a surrender or as a loan. If your Policy is a MEC, any loans or surrenders from the Policy will be treated as first coming from earnings and then from your investment in the Policy. Consequently, these earnings are included in taxable income.

The Internal Revenue Code (Code) also provides that any amount received from a MEC which is included in income may be subject to a 10% penalty. The penalty will not apply if the income received is: (1) paid on or after the taxpayer reaches age 591/2 ; (2) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); or (3) in a series of substantially equal payments made annually (or more frequently) for the life (or life expectancy) of the taxpayer.

If your Policy is not a MEC, any surrender proceeds will be treated as first a recovery of the investment in the Policy and to that extent will not be included in taxable income. Furthermore, any loan will be treated as Indebtedness under the Policy and not as a taxable distribution. See "Tax Status" in Part II for more details.


Diversification
The Code provides that the underlying investments for a variable life insurance Policy must satisfy certain diversification requirements in order to be treated as a life insurance contract. We believe that the Investment Funds are being managed so as to comply with such requirements.

Under current Federal tax law, it is unclear as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us would be considered the owner of the shares of the Investment Funds. If you are considered the owner of the investments, it will result in the loss of the favorable tax treatment for the Policy. It is unknown to what extent owners are permitted to select Investment Funds, to make transfers among the Investment Funds or the number and type of Investment Funds owners may select from. If guidance from the Internal Revenue Service is provided which is considered a new position, the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Policy, could be treated as the owner of the Investment Funds. Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.



7.   ACCESS TO YOUR MONEY


Policy Loans
We will loan money to you at the loan interest rate we establish. The request by you for a loan must be in writing.

You may borrow an amount up to the loan value of the Policy. The loan value is:

o the Accumulation Account Value of the Policy on the date the loan request is received; less

o    interest to the next loan interest due date; less

o    anticipated monthly deductions to the next loan interest due date; less

o    any existing loan; less

o    any surrender charge; plus

o interest expected to be earned on the loan balance to the next loan interest due date.

Policy loan interest is payable on each Policy anniversary. The minimum amount that you can borrow is $500. The loan may be completely or partially repaid at any time while the Insured is living. When a Policy loan is made, we will deduct Accumulation Account Value from your Policy equal to the amount of the loan, plus interest due and place it in the Loan Subaccount as security for the loan. This Accumulation Account Value amount is expected to earn interest at a rate ("the earnings rate") which is lower than the rate charged on the Policy loan ("the borrowing rate"). The Accumulation Account Value that we use as security will accrue interest daily at an annual earnings rate of 4%.

Unless the Owner requests a different allocation, the Accumulation Account Value amount used as security for the loan will be transferred from the Investment Funds and the General Account on a pro-rata basis to the Loan Account. This will reduce the Policy's Accumulation Account Value in the General Account and the Investment Fund(s). These transactions will not be considered transfers for purposes of the limitations on transfers between Investment Funds or to or from the General Account.

A Policy loan, whether or not repaid, will have a permanent effect on the death benefits and Policy values because the values transferred to the Loan Account will not share in the investment results of the Investment Funds while the loan is outstanding. If the Loan Account earnings rate is less than the investment performance of the selected Investment Funds and/or the General Account, the values and benefits under the Policy will be reduced as a result of the loan. In addition, if the Indebtedness exceeds the Accumulation Account Value minus the surrender charge on any Monthly Anniversary, the Policy will lapse, subject to a grace period. (See "Purchases -- Lapse and Grace Period".) A lapse of the Policy with a loan outstanding may have Federal income tax consequences. (See "Federal Tax Status".)

Interest credited to the Accumulation Account Value held in the Loan Subaccount as security for the loan will be allocated on Policy anniversaries to the General Account and the Investment Funds. The interest credited will also be transferred: (1) when a new loan is made; (2) when a loan is partially or fully repaid; and (3) when an amount is needed to meet a monthly deduction.

Policy  loans may have  Federal  income  tax  consequences.  (See  "Federal  Tax
Status".)


Loan Interest Charged
The borrowing rate we charge for Policy loan interest will be based on the following schedule:

       For Loans                            Annual
       Outstanding During                   Interest Rate
      ---------------------                ---------------

       Policy Years 1-10                    4.50%
       Policy Years 11-20                   4.25%
       Policy Years 21+                     4.15%

We will inform you of the current borrowing rate when a Policy loan is requested.

Policy loan interest is due and payable annually on each Policy anniversary. If you do not pay the interest when it is due, the unpaid loan interest will be added to the outstanding Indebtedness as of the due date and you will be charged interest at the same rate as the rest of the Indebtedness.


Security
The Policy will be the only security for the loan.


Repaying Policy Debt
You may repay the loan at any time prior to the death of the Insured and as long as the Policy is in force. Any Indebtedness outstanding will be deducted before any benefit proceeds are paid or applied under a payment option.

Repayments will be allocated to the General Account and the Investment Funds based on how the Accumulation Account Value used for security was allocated. Unpaid loans and loan interest will be deducted from any settlement of your Policy.

Any payments received from you will be applied as premiums, unless you clearly request in writing that it be used as repayment of Indebtedness.


Partial Withdrawals
After the first Policy year, you may make partial withdrawals from the Policy's Cash Surrender Value. Each Policy year you are allowed 12 free partial withdrawals. For each partial withdrawal after 12, we impose a $25 fee. A partial withdrawal may be subject to a surrender charge and have Federal income tax consequences.

The minimum amount of a partial withdrawal request, net of any applicable fees and surrender charges, is the lesser of:

(1)  $500 from an Investment Fund or the General Account; or

(2) the Policy's Accumulation Account Value in an Investment Fund.

Partial withdrawals made during a Policy year are subject to the following limitations. The maximum amount that may be withdrawn from an Investment Fund is the Policy's Accumulation Account Value net of any applicable surrender charges and fees in that Investment Fund. The total partial withdrawals and transfers from the General Account over the Policy year may not exceed a maximum amount equal to the greater of the following:

(1) 25% of the Cash Surrender Value in the General Account at the beginning of the Policy year, multiplied by the withdrawal percentage limit shown in the Policy; or

(2) the previous Policy year's maximum amount.

You may allocate the amount withdrawn plus any applicable surrender charges and fees, subject to the above conditions, among the Investment Funds and the General Account. If no allocation is specified, then the partial withdrawal will be allocated among the Investment Funds and the General Account in the same proportion that the Policy's Accumulation Account Value in each Investment Fund and the General Account bears to the total Accumulation Account Value of the Policy, less the Accumulation Account Value in the Loan Account, on the date the request was received. If the limitations on withdrawals from the General Account will not permit this pro-rata allocation, you will be requested to provide an alternate allocation.

No amount may be withdrawn that would result in there being insufficient Accumulation Account Value to meet any surrender charge and applicable fees that would be payable immediately following the withdrawal upon the surrender of the remaining Accumulation Account Value.

The death benefit will be affected by a partial withdrawal, unless death benefit Option A or Option C is in effect and the withdrawal is made under the terms of an anniversary partial withdrawal rider. If death benefit Option A or death benefit Option C is in effect and the death benefit equals the Face Amount, then a partial withdrawal will decrease the Face Amount by an amount equal to the partial withdrawal plus the applicable surrender charge resulting from that partial withdrawal. If the death benefit is based on a percentage of the Accumulation Account Value, then a partial withdrawal will decrease the Face Amount by an amount by which the partial withdrawal plus the applicable surrender charge and fees exceeds the difference between the death benefit and the Face Amount. If death benefit Option B is in effect, the Face Amount will not change.

The Face Amount remaining in force after a partial withdrawal may not be less than the minimum Face Amount. Any request for a partial withdrawal that would reduce the Face Amount below this amount will not be implemented.

Partial withdrawals may affect the way in which the cost of insurance charge is calculated and the amount of pure insurance protection afforded under a Policy. We may change the minimum amount required for a partial withdrawal or the number of times partial withdrawals may be made.


Pro-Rata Surrender
After the first Policy year, you can make a Pro-Rata Surrender of the Policy. The Pro-Rata Surrender will reduce the Face Amount and the Accumulation Account Value by a percentage chosen by you. This percentage must be any whole number. A Pro-Rata Surrender may have Federal income tax consequences. The percentage will be applied to the Face Amount and the Accumulation Account Value on the Monthly Anniversary on or following our receipt of the request.

You may allocate the amount of decrease in Accumulation Account Value plus any applicable surrender charge and fees among the Investment Funds and the General Account. If no allocation is specified, then the decrease in Accumulation Account Value and any applicable surrender charge and fees will be allocated among the Investment Funds and the General Account in the same proportion that the Policy's Accumulation Account Value in each Investment Fund and the General Account bears to the total Accumulation Account Value of the Policy, less the Accumulation Account Value in the Loan Account, on the date the request for Pro-Rata Surrender is received.

A Pro-Rata Surrender cannot be processed if it will reduce the Face Amount below the minimum Face Amount of the Policy. No Pro-Rata Surrender will be processed for more Cash Surrender Value than is available on the date of the Pro-Rata Surrender. A cash payment will be made to you for the amount of Accumulation Account Value reduction less any applicable surrender charges and fees.

Pro-Rata Surrenders may affect the way in which the cost of insurance charge is calculated and the amount of the pure insurance protection afforded under the Policy.


Full Surrenders
To effect a full surrender, either the Policy must be returned to us along with the request, or the request must be accompanied by a completed affidavit of loss, which is available from us. Upon surrender, we will pay the Cash Surrender Value to you in a single sum. We will determine the Cash Surrender Value as of the date that we receive your written request at our Service Office. If the request is received on a Monthly Anniversary, the monthly deduction otherwise deductible will be included in the amount paid. Coverage under a Policy will terminate as of the date of surrender. The Insured must be living at the time of a surrender. A surrender may have Federal income tax consequences.



8.   OTHER INFORMATION


Cova
Cova Financial Life Insurance Company (Cova) was originally incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation, and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Cova, which on that date changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of Cova Financial Services Life Insurance Company (Cova Life), the parent company of Cova. The acquisition of GenAmerica Corporation does not affect policy benefits or any other terms or conditions under your Policy. MetLife, headquartered in New York city since 1868, is a leading provider of insurance and financial products and services to individual and group customers.

Cova is presently licensed to do business in the state of California.


Distribution
Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the Policies. Life Sales is our affiliate.

Commissions will be paid to broker-dealers who sell the Policies. Currently, broker-dealers will be paid first-year commissions equal up to 90% of Target Premium and 4.0% of excess premiums paid in Policy year 1. In renewal years, the commissions will equal up to 5.0% of premiums paid in Policy years 2-10 and 2.0% in Policy years 11 and beyond. In addition, broker-dealers will receive annually, asset-based compensation equal up to .25% of Accumulation Account Value for all Policy years beginning the 13th month. Sometimes, Cova enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses in addition to the standard commission.



The Separate Account
We established a separate account, Cova Variable Life Account Five (Separate Account), to hold the assets that underlie the policies.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the Policies, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from those assets are credited to or against the Policies and not against any other policies we may issue.


Suspension of Payments or Transfers
We may be required to suspend or postpone any payments or transfers for any period when:

1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2)   trading on the New York Stock Exchange is restricted;

3) an emergency exists as a result of which disposal of shares of the Investment Funds is not reasonably practicable or we cannot reasonably value the shares of the Investment Funds;

4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We may defer the portion of any transfer, amount payable or surrender, or Policy Loan from the General Account for not more than 6 months.


Ownership
Owner. The Insured is the Owner of the Policy unless another person or entity is shown as the Owner in the application. The Owner is entitled to all rights provided by the Policy. If there is more than one Owner at a given time, all owners must exercise the rights of ownership by joint action. If the Owner dies, and the Owner is not the Insured, the Owner's interest in the Policy becomes the property of his or her estate unless otherwise provided. Unless otherwise provided, the Policy is jointly owned by all Owners named in the Policy or by the survivors of those joint Owners. Unless otherwise stated in the Policy, the final Owner is the estate of the last joint Owner to die.

Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death proceeds. The Beneficiary is named at the time the Policy is issued unless changed at a later date. You can name a contingent Beneficiary prior to the death of the Insured. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before the Insured dies. If there is an irrevocable Beneficiary, all Policy changes except premium allocations and transfers require the consent of the Beneficiary.

Primary and contingent Beneficiaries are as named in the application, unless you make a change. To change a Beneficiary, you must submit a written request to us. We may require the Policy to record the change. The request will take effect when signed, subject to any action we may take before receiving it.

One or more irrevocable Beneficiaries may be named.

If a Beneficiary is a minor, we will make payment to the guardian of his or her estate. We may require proof of age of any Beneficiary.

Proceeds payable to a Beneficiary will be free from the claims of creditors, to the extent allowed by law.

Assignment. You can assign the Policy. A copy of any assignment must be filed with our Service Office. We are not responsible for the validity of any assignment. If you assign the Policy, your rights and those of any revocably-named person will be subject to the assignment. An assignment will not affect any payments we may make or actions we may take before such assignment has been recorded at our Service Office. This may be a taxable event. You should consult a tax adviser if you wish to assign the Policy.


Adjustment of Charges
The Policy is available for purchase by individuals, corporations, and other institutions. For certain individuals and certain corporate or other groups or sponsored arrangements purchasing one or more policies, we may waive or adjust the amount of the sales charge, contingent deferred sales charge, monthly administrative charge, or other charges where the expenses associated with the sale of the Policy or policies or the underwriting or other administrative costs associated with the Policy or policies warrant an adjustment.

Sales, underwriting, or other administrative expenses may be reduced for reasons such as expected economies resulting from a corporate purchase or a group or sponsored arrangement, from the amount of the initial premium payment or payments, or from the amount of projected premium payments. We will determine in our discretion if, and in what amount, an adjustment is appropriate. We may modify the criteria for qualification for adjustment of charges as experience is gained, subject to the limitation that such adjustments will not be unfairly discriminatory against the interests of any owner.



PART II


Executive Officers and Directors
The directors and executive officers of Cova and their principal occupations for the past five years are as follows:


                      Principal Occupation During
Name                  the Past Five Years
----                  -------------------
John W. Barber***     Director of Cova - June, 1995 to present; Director of First Cova Life Insurance Company (FCLIC) -
                      June, 1995 to present; Director of Cova Financial Services Life Insurance Company (CFSLIC) - June,
                      1995 to present; Vice President and Controller of General American Life Insurance Company -
                      December, 1984 to present; President and Director of Equity Intermediary Company - October, 1988 to
                      present.

William P. Boscow*    Vice President of Cova and CFSLIC - 1996 to present; Senior Vice President of Cova Life Management
                      Company (CLMC), February, 1999 to present; First Vice President of CLMC, 1996 - January 1999.

Constance A. Doern****     Vice President of Cova - 1997 to present, prior thereto Assistant Vice President from 1990 to
                      1995; Vice President of CFSLIC - 1997 to present, prior thereto Assistant Vice President from 1990 to 1995; Vice President of FCLIC - 1997 to present, prior thereto Assistant Vice President from
                      1993 to 1995; Vice President of J&H/KVI - 1989 to 1998; Vice President of Cova Life Administration
                      Services Company (CLASC) - 1998 to present.

Patricia E. Gubbe*    Vice President of Cova - 1989 to present; Vice President of CFSLIC - 1989 to present; Vice
                      President of FCLIC - 1992 to present; First Vice President of CLMC - 1996 to present, prior thereto
                      Vice President from 1989 to 1996; President and Chief Compliance Officer of Cova Life Sales Company
                      (CLSC) from February, 1999 to present; Vice President and Chief Compliance Officer of CLSC -1989 to
                      January, 1999.

Philip A. Haley*      Executive Vice President of Cova - May 1997 to present, prior thereto Vice President from 1990 to
                      1997 and Assistant Vice President from 1989 to 1990; Executive Vice President of FCLIC - May, 1997
                      to present, prior thereto Vice President from 1995 to 1997; Executive Vice President of CFSLIC -
                      May 1997 to present, prior thereto Vice President from 1990 to 1997 and Assistant Vice President from 1989 to 1990; Executive Vice President of CLMC from May, 1997 to present, prior thereto Senior
                      Vice President from 1996 to 1997 and Vice President from 1990 to 1996 and Assistant Vice President from 1989 to 1990; Vice President of CLSC from 1991 to present, prior thereto Assistant Vice
                      President from 1989 to 1991.

J. Robert Hopson*     Vice President, Chief Actuary and Director of Cova and CFSLIC - 1991 to present; Vice President,
                      Chief Actuary and Director of FCLIC - 1992 to present; Senior Vice President, Chief Actuary and
                      Director of CLMC - 1996 to present, prior thereto Vice President and Director from 1993 to 1996 and
                      Vice President from 1991 to 1993.

E. Thomas Hughes, Jr.**    Treasurer and Director of Cova - June, 1995 to present; Treasurer and Director of CFSLIC -
                      June, 1995 to present; Treasurer of FCLIC - June, 1995 to present; Corporate Actuary and Treasurer of General American Life Insurance Company - October, 1994 to present. Formerly, Executive Vice
                      President - Group Pensions, General American Life Insurance Company - March, 1990 to October, 1994.
                      In addition to the Cova companies, Director of the following General American subsidiary companies:
                      Paragon Life Insurance Company and RGA Reinsurance Company - October, 1994 to present. Treasurer of the following General American subsidiary companies: Paragon Life Insurance Company, General Life
                      Insurance Company of America, General Life Insurance Company, General American Holding Company, Red
                      Oak Realty Company, Gen Mark Incorporated, Walnut Street Securities, Inc., Walnut Street Advisers
                      Inc., White Oak Royalty Company, Walnut Street Funds, Inc., and RGA Reinsurance Company - October,
                      1994 to present.

Douglas E. Jacobs*    Vice President of Cova, CFSLIC and CLMC - 1985 to present.

Lisa O. Kirchner****  Vice President of Cova - 1997 to present, prior thereto Assistant Vice President from 1990 to 1995;
                      Vice President of CFSLIC - 1997 to present, prior thereto Assistant Vice President from 1988 to
                      1995; Vice President of FCLIC - 1997 to present, prior thereto Assistant Vice President from 1993 to 1995; Vice President of J&H/KVI - 1985 to 1998; Vice President of CLASC - 1998 to present.

James W. Koeger**     Assistant Treasurer of Cova

Richard A. Liddy**    Chairman of the Board of Directors of Cova, CFSLIC, FCLIC, CLMC, Cova Investment Advisory
                      Corporation (Advisory) and Cova Investment Allocation Corporation (Allocation) - April, 1997 to
                      present; Chairman of the Board, President and Chief Executive Officer of General American Life
                      Insurance Company - May, 1992 to present; Mr. Liddy also holds various positions with the General
                      American subsidiaries as follows: Chairman of the Board and President of General American Mutual
                      Holding Company, GenAmerica Corporation and General American Holding Company; Chairman of the Board
                      of Security Equity Life Insurance Company, Conning Corporation, The Walnut Street Funds, Inc.,
                      General American Capital Company, Reinsurance Group of America, Inc., RGA Life Reinsurance Company
                      of Canada, and RGA Reinsurance Company.

William C. Mair*      Vice President and Director of Cova, CFSLIC and FCLIC from 1995 to present; Vice President,
                      Controller and Director of Cova from 1995 to 1998, prior thereto Vice President, Controller,
                      Treasurer and Director. Vice President, Controller and Director of CFSLIC from 1995 to 1998, prior thereto Vice President, Controller, Treasurer and Director; Director of FCLIC from 1993 to present;
                      Vice President, Controller and Director of FCLIC from 1992 to 1998; Secretary of FCLIC from 1992 to
                      1995; Vice President, Treasurer, Controller and Director of Advisory - 1993 to present; Vice
                      President, Treasurer, Controller and Director of Allocation - 1994 to present; Director of CLSC -
                      1992 to present; Senior Vice President, Treasurer, Controller and Director of CLMC - 1989 to
                      present; Vice President, Treasurer, Controller, Chief Financial Officer, Chief Accounting Officer
                      and Trustee of Cova Series Trust - 1996 to present.

Matthew P. McCauley** Assistant Secretary and Director of Cova, CFSLIC and FCLIC - June, 1995 to present; Associate
                      General Counsel and Vice President of General American Life Insurance Company - 1973 to present;
                      also, Director, Vice President, General Counsel and Secretary for several other General American subsidiaries including Equity Intermediary Company, Red Oak Realty Company, and White Oak Royalty
                      Company; General American Holding Company and Paragon Life Insurance Company. General Counsel and
                      Secretary, Reinsurance Group of America, Incorporated. Director and Secretary, General American
                      Capital Company. General Counsel and Secretary, Conning Corporation. General Counsel, Conning Asset
                      Management Company. Director of RGA Reinsurance Company, Walnut Street Securities, Inc. Secretary
                      to the Walnut Street Funds, Inc.

Mark E. Reynolds*     Executive Vice President and Director of Cova and CFSLIC - May, 1997 to present; Executive Vice
                      President, Chief Financial Officer and Director of FCLIC - May, 1997 to present; Executive Vice
                      President of CLMC - May, 1997 to present; Executive Vice President and Director of Advisory -
                      December, 1996 to present; Executive Vice President and Director of Allocation - December, 1996 to
                      present.

Myron H. Sandberg*    Vice President of Cova and CFSLIC - 1985 to present; and Vice President of CLMC - 1989 to present.

John W. Schaus*       Vice President of Cova and CFSLIC - 1988 to present; First Vice President of CLMC from January,
                      1999 to present; prior thereto, Vice President of CLMC - 1989 to 1998.

Bernard J. Spaulding* Senior Vice President and General Counsel of Cova, CFSLIC, FCLIC and CLMC since March, 1999;
                      Secretary of Cova, CFSLIC, FCLIC - September 1999 to present.

Lorry J. Stensrud*    President and Director of Cova, CFSLIC, FCLIC and CLMC from June, 1995 to present, prior thereto
                      Executive Vice President; President and Director of Advisory from 1993 to present; President and
                      Director of Allocation from 1994 to present. Director of CLSC from 1989 to present; President,
                      Chief Executive Officer and Trustee of Cova Series Trust - 1996 to present.

Joann T. Tanaka*      Senior Vice President of Cova and CFSLIC - January, 1999 to present; prior thereto, Vice President of Cova and CFSLIC from July, 1998 to December, 1998; Senior Vice President, Conning Asset
                      Management, General American - June, 1987 to June, 1998. Director of CFSLIC, Cova and FCLIC from
                      September, 1999 to present.

Patricia M. Wersching** Assistant Treasurer of Cova

Peter L. Witkewiz*    Vice President and Controller of Cova, CFSLIC and FCLIC - July, 1998 to present; Vice President of
                      Cova, CFSLIC and FCLIC - 1993 to June, 1998.

* Business Address: Cova, One Tower Lane, Suite 3000, Oakbrook Terrace, IL 60181

** Business Address: General American, 700 S. Market Street, St. Louis, MO 63101

*** Business Address: General American, 13045 Tesson Ferry Road, St. Louis, MO 63128

**** Business Address: Cova Life Administration Services Company, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des
     Moines, IA 50266


Voting
In accordance with our view of present applicable law, we will vote the shares of the Investment Funds at special meetings of shareholders in accordance with instructions received from Owners having a voting interest. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. We will vote shares we own in the same proportion as we vote shares for which we have received instructions. The funds do not hold regular meetings of shareholders.

If the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the funds in our own right, we may elect to do so.

The voting  interests of the Owner in the funds will be  determined  as follows:
Owners may cast one vote for each $100 of Accumulation Account Value of a Policy which is allocated to an Investment Fund on the record date.
Fractional votes are counted.

The number of shares which a person has a right to vote will be determined as of the date to be chosen by us not more than sixty (60) days prior to the meeting of the fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting.

Each Owner having such a voting interest will receive periodic reports relating to the Investment Funds in which he or she has an interest, proxy material and a form with which to give such voting instructions.


Disregard of Voting Instructions
We may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from owners if such instructions would require the shares to be voted to cause an Investment Fund to make, or refrain from making, investments which would result in changes in the sub-classification or investment objectives of the Investment Fund. We may also disapprove changes in the investment policy initiated by owners or trustees/directors of the funds, if such disapproval is reasonable and is based on a good faith determination by us that the change would violate state or Federal law or the change would not be consistent with the investment objectives of the Investment Funds or which varies from the general quality and nature of investments and investment techniques used by other funds with similar investment objectives underlying other variable contracts offered by us or of an affiliated company. In the event we disregard voting instructions, a summary of this action and the reasons for such action will be included in the next annual report to owners.


Legal Opinions
Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the Federal securities and income tax laws in connection with the Policies.


Our Right to Contest
We cannot contest the validity of the Policy except in the case of fraud after it has been in effect during the Insured's lifetime for two years. If the Policy is reinstated, the two-year period is measured from the date of reinstatement. In addition, if the Insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to premiums paid less Indebtedness and less any surrenders. We also have the right to adjust any benefits under the Policy if the answers in the application regarding the use of tobacco are not correct.


Additional Benefits
Subject to certain requirements, one or more of the following additional insurance benefits may be added to a Policy by rider. The descriptions below are intended to be general; the terms of the Policy riders providing the additional benefits may vary from state to state, and the Policy rider should be consulted. In addition, certain riders may not be available in your state. The cost of any additional riders will be determined in accordance with the rider and shown on the specifications page of your Policy. (See "Expenses -- Charge for Additional Benefit Riders".) Certain restrictions may apply and are described in the applicable rider.

Accelerated Benefit Rider -- This rider provides a benefit to the Owner if the Insured becomes terminally ill and is not expected to live more then twelve months. The Owner may receive 25%, 50% or 75% (but no more than $250,000) of the eligible proceeds in a lump sum. "Eligible proceeds" means the death benefit that would have been payable had the Insured died on the date the rider is exercised.

The receipt of an  accelerated  death benefit  amount may  adversely  affect the
recipient's   eligibility   for  Medicaid  or  other   government   benefits  or
entitlements.

Anniversary Partial Withdrawal Rider -- This rider allows the Owner to withdraw up to 15% of the Policy's Cash Surrender Value on any Policy Anniversary without reducing the Face Amount. A contingent deferred sales charge will still apply.

Guaranteed Survivor Purchase Option (GSPO-Plus) -- This rider grants the Policy Owner or the Insured's Beneficiary the option to purchase, upon the death of the Insured, on the 10th anniversary of the rider, and on the rider anniversary nearest the Designated Life's 65th birthday, a specified amount of additional insurance coverage on the Designated Life (or Lives) without furnishing evidence of insurability.

Lifetime Coverage Rider -- This rider provides the continuation of the Policy's Face Amount beyond age 100, provided the Policy remains in force to age 100 with a positive Cash Surrender Value. If the Policy is in force after the Insured's Attained Age 100, the death benefit will be the greater of the Face Amount or 101% of the Accumulation Account Value.

Secondary Guarantee Rider -- This rider guarantees that if, during the secondary guarantee period, the sum of all premiums paid on the Policy, reduced by any partial withdrawals and any outstanding loan balance, is greater than or equal to the sum of the secondary guarantee premiums required since the Issue Date, the Policy will not lapse as a result of an Accumulation Account Value less any loans, loan interest due, and any surrender charge being insufficient to pay the monthly deduction.

The secondary guarantee period is the lesser of twenty Policy years, or the number of Policy years until the Insured reaches Attained Age 70. For Policies issued after Attained Age 60, the secondary guarantee period is ten Policy years.

Supplemental Coverage Term Rider -- This rider provides level term insurance on the life of the Insured under the base policy. It can be added only at issue. It cannot be increased or added to an existing Policy.

Waiver of Monthly Deduction Rider -- This rider provides for the waiver of the monthly deductions while the Insured is totally disabled, subject to certain limitations described in the rider. The Insured must have become disabled after age 5 and before age 65.

Waiver of Specified Premium Rider -- This rider provides for crediting the Policy's Accumulation Account Value with a specified monthly premium while the Insured is totally disabled. The monthly premium selected at issue is not guaranteed to keep the Policy in force. The Insured must have become disabled after age 5 and before age 65.


Federal Tax Status
NOTE: The following description is based upon our understanding of current Federal income tax law applicable to life insurance in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), defines the term "life insurance contract" for purposes of the Code. We believe that the Policies to be issued will qualify as "life insurance contracts" under section 7702. We do not guarantee the tax status of the Policies. Purchasers bear the complete risk that the Policies may not be treated as "life insurance" under Federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations.

Introduction. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon our understanding of current Federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current Federal income tax laws or of the current interpretations by the Internal Revenue Service.

We are taxed as a life insurance company under the Code. For Federal income tax purposes, the Separate Account is not a separate entity from us and its operations form a part of us.

Diversification. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance Policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Policy as a life insurance contract would result in imposition of Federal income tax to the owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy. The Code contains a safe harbor provision which provides that life insurance policies, such as these policies, will meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

On March 2, 1989,  the  Treasury  Department  issued  regulations  (Treas.  Reg.
Section  1.817-5),  which  established  diversification   requirements  for  the
investment funds underlying variable contracts such as the Policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment fund will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the fund is represented by any one investment; (ii) no more than 70% of the value of the total assets of the fund is represented by any two investments;
(iii) no more than 80% of the value of the total assets of the fund is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the fund is represented by any four investments. For purposes of these regulations, all securities of the same issuer are treated as a single investment. The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that each Investment Fund underlying the Policies will be managed by the managers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the Policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered the owner of the assets of the Separate Account.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in you being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.

Tax Treatment of the Policy. The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires that the amount of mortality and other expense charges be reasonable. In establishing these charges, we have relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a Policy issued on a substandard risk basis and thus it is even less clear whether a Policy issued on such basis would meet the requirements of Section 7702 of the Code.

While we have attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with our interpretations of Section 7702 that were made in determining such compliance. In the event the Policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. You should consult your own tax advisers with respect to the tax consequences of purchasing the Policy.

Policy Proceeds. The tax treatment accorded to loan proceeds and/or surrender payments from the policies will depend on whether the Policy is considered to be a MEC. (See "Tax Treatment of Loans and Surrenders.") Otherwise, we believe that the Policy should receive the same Federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the Beneficiary under Section 101(a) of the Code. Also, you are not deemed to be in constructive receipt of the Cash Surrender Value, including increments thereon, under a Policy until there is a distribution of such amounts.

Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds, depend on the circumstances of each owner or Beneficiary.

Tax Treatment of Loans and Surrenders. Section 7702A of the Code sets forth the rules for determining when a life insurance Policy will be deemed to be a MEC. A MEC is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A Policy fails to meet the 7-pay test when the cumulative amount paid under the Policy at any time during the first 7 Policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven (7) level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a Policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven Policy years; or (2) the crediting of interest or other earnings with respect to such premiums.

Furthermore, any Policy received in exchange for a Policy classified as a MEC will be treated as a MEC regardless of whether it meets the 7-pay test. However, an exchange under Section 1035 of the Code of a life insurance Policy entered into before June 21, 1988 for the Policy will not cause the Policy to be treated as a MEC if no additional premiums are paid.

Due to the flexible premium nature of the Policy, the determination of whether it qualifies for treatment as a MEC depends on the individual circumstances of each Policy.

If the Policy is classified as a MEC, then surrenders and/or loan proceeds are taxable to the extent of income in the Policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments, including those resulting from the lapse of the Policy, may also be subject to an additional 10% Federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions: (1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his Beneficiary.

If a Policy is not classified as a MEC, then any surrenders shall be treated first as a recovery of the investment in the Policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the Policy within the first fifteen years after the Policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the Policy.

Any loans from a Policy which is not classified as a MEC, will be treated as Indebtedness of the owner and not a distribution. Upon complete surrender, if the amount received plus loan Indebtedness exceeds the total premiums paid that are not treated as previously surrendered by the Policy owner, the excess generally will be treated as ordinary income.

Personal interest payable on a loan under a Policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on loans under policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the Indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on Policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

Policyowners should seek competent tax advice on the tax consequences of taking loans, distributions, exchanging or surrendering any Policy.

Multiple Policies. The Code further provides that multiple MECs that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one MEC for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of policies. You should consult a tax adviser prior to purchasing more than one MEC in any calendar year period.

Tax Treatment of Assignments. An assignment of a Policy or the change of ownership of a Policy may be a taxable event. You should therefore consult a competent tax adviser should you wish to assign or change the owner of your Policy.

Qualified Plans. The Policies may be used in conjunction with certain Qualified Plans. Because the rules governing such use are complex, you should not do so until you have consulted a competent Qualified Plans consultant.

Income Tax Withholding. All distributions or the portion thereof which is includible in gross income of the Policy owner are subject to federal income tax withholding. However, in most cases you may elect not to have taxes withheld. You may be required to pay penalties under the estimated tax rules, if withholding and estimated tax payments are insufficient.


Reports to Owners
Each year a report will be sent to you which shows the current Policy values, premiums paid and deductions made since the last report, and any outstanding loans.


Legal Proceedings
There are no legal proceedings to which the Separate Account or the Distributor is a party or to which the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.


Experts The balance sheets of the Company as of December 31, 1999 and 1998, and the related statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1999, and the statement of assets and liabilities of the Separate Account as of December 31, 1999, and the related statements of operations and changes in net assets for the period from commencement of operations through December 31, 1999 have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon authority of said firm as experts in accounting and auditing.


Financial Statements

Financial statements of the Separate Account and of the Company are provided below.




                         COVA VARIABLE LIFE ACCOUNT FIVE

                              Financial Statements

                                December 31, 1999

                   (With Independent Auditors' Report Thereon)



                          INDEPENDENT AUDITORS' REPORT



The Contract Owners of Cova Variable
   Life Account Five, Board of Directors
   and Shareholder of Cova Financial Life
   Insurance Company:


We have audited the accompanying statement of assets and liabilities of each of the sub-accounts comprising Cova Variable Life Account Five of Cova Financial Life Insurance Company (the Separate Account), as of December 31, 1999, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of Cova Variable Life Account Five of Cova Financial Life Insurance Company as of December 31, 1999, and the results of their operations and the changes in their net assets for the year then ended, in conformity with generally accepted accounting principles.





Chicago, Illinois
March 20, 2000

                         COVA VARIABLE LIFE ACCOUNT FIVE
                       Statement of Assets and Liabilities
                                December 31, 1999


Assets:
  Investments:
  Cova Series Trust (Cova):
     Lord Abbett Growth and Income Portfolio       8,901    shares at a net asset value of   $24.070563   per share        $214,245
     Bond Debenture Portfolio                      8,713    shares at a net asset value of   $12.474609   per share         108,696
     Developing Growth Portfolio                       8    shares at a net asset value of   $14.885144   per share             113
     Large Cap Research Portfolio                  7,812    shares at a net asset value of   $14.991245   per share         117,113
     Mid-Cap Value Portfolio                       5,439    shares at a net asset value of   $11.168093   per share          60,745
     Quality Bond Portfolio                            9    shares at a net asset value of   $10.669328   per share             100
     Small Cap Stock Portfolio                     7,608    shares at a net asset value of   $17.268582   per share         131,374
     Large Cap Stock Portfolio                    21,786    shares at a net asset value of   $20.674865   per share         450,417
     Select Equity Portfolio                       8,640    shares at a net asset value of   $16.112437   per share         139,209
     International Equity Portfolio                7,466    shares at a net asset value of   $16.225039   per share         121,140
  AIM Variable Insurance Funds, Inc. (AIM):
     AIM V.I. Value Fund                           1,900    shares at a net asset value of       $33.50   per share          63,660
     AIM V.I. Capital Appreciation Fund              764    shares at a net asset value of       $35.58   per share          27,171
  General American Capital Company (GACC):
     Money Market Fund                            15,680    shares at a net asset value of   $20.252283   per share         317,557
  Templeton Variable Products Series
         Fund (Templeton):
     Templeton Bond Fund                              10    shares at a net asset value of        $9.99   per share             100
     Franklin Small Cap Investments Fund               9    shares at a net asset value of       $15.79   per share             141
     Templeton Stock Fund                              5    shares at a net asset value of       $24.39   per share             110
     Templeton International Fund                      5    shares at a net asset value of       $22.25   per share             108
     Franklin Growth Investments Fund                  7    shares at a net asset value of       $16.70   per share             123
                                                                                                                        ------------
               Total assets                                                                                              $1,752,122
                                                                                                                        ============


                         COVA VARIABLE LIFE ACCOUNT FIVE
                       Statement of Assets and Liabilities
                                December 31, 1999

Net Assets:
  Accumulation units:
  Single premium variable life policies (SPVL):
     Cova Lord Abbett Growth and Income           17,211    accumulation units at            $12.448204   per unit         $214,245
     Cova Bond Debenture                          10,240    accumulation units at            $10.614338   per unit          108,696
     Cova Developing Growth                            9    accumulation units at            $13.050371   per unit              113
     Cova Large Cap Research                       8,504    accumulation units at            $13.771430   per unit          117,113
     Cova Mid-Cap Value                            6,003    accumulation units at            $10.119059   per unit           60,745
     Cova Quality Bond                                 9    accumulation units at            $10.551764   per unit              100
     Cova Small Cap Stock                         10,224    accumulation units at            $12.850204   per unit          131,374
     Cova Large Cap Stock                         31,535    accumulation units at            $14.283064   per unit          450,417
     Cova Select Equity                           11,048    accumulation units at            $12.600289   per unit          139,209
     Cova International Equity                     8,926    accumulation units at            $13.571289   per unit          121,140
     AIM V.I. Value                                5,407    accumulation units at            $11.774189   per unit           63,660
     AIM V.I. Capital Appreciation                 1,951    accumulation units at            $13.925402   per unit           27,171
     GACC Money Market                            28,826    accumulation units at            $11.013039   per unit          317,457
     Templeton Bond                                   10    accumulation units at             $9.970060   per unit              100
     Franklin Small Cap Investments                   10    accumulation units at            $14.136079   per unit              141
     Templeton Stock                                  10    accumulation units at            $11.011283   per unit              110
     Templeton International                          10    accumulation units at            $10.827249   per unit              108
     Franklin Growth Investments                      10    accumulation units at            $12.333825   per unit              123
                                                                                                                        ------------
                                                                                                                          1,752,022
  Flexible premium variable universal life policies (FPVUL):
     GACC Money Market                                10    accumulation units at            $10.047103   per unit              100
                                                                                                                        ------------
             Total net assets                                                                                            $1,752,122
                                                                                                                        ============


See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended December 31, 1999



                                                                                     Cova
                                          -----------------------------------------------------------------------------------------
                                          Lord Abbett
                                            Growth                                 Large                                  Small
                                             and          Bond      Developing      Cap        Mid-Cap      Quality        Cap
                                            Income     Debenture      Growth      Research      Value         Bond        Stock
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
Investment income:
   Dividends                             $         -          242            -          156           78            1          213
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of
     portfolio shares                            (50)           2            -          (13)         (46)           -           77
   Realized gain distributions                     -           78            -            -            -            1            -
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
       Net realized gain (loss)                  (50)          80            -          (13)         (46)           1           77
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------

Change in unrealized appreciation              6,653        3,004           13       10,559       (3,680)          (2)      34,574
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations          $     6,603        3,326           13       10,702       (3,648)           -       34,864
                                          ===========  ===========  ===========  ===========  ===========  ===========  ===========

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended December 31, 1999



                                                         Cova                                   AIM           GACC      Templeton
                                          ------------------------------------  -------------------------  -----------  -----------

                                           Large                                                V.I.
                                            Cap         Select    International    V.I.        Capital       Money
                                           Stock        Equity      Equity        Value      Appreciation    Market        Bond
                                          ----------  ----------- ------------  -----------  ------------  -----------  -----------
Investment income:
   Dividends                             $      329          275          415          110            18            -            -
                                          ----------  ----------- ------------  -----------  ------------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of
     portfolio shares                          (116)        (167)          31            6            17        6,140            -
   Realized gain distributions                7,182        9,317        1,110          575           558            -            -
                                          ----------  ----------- ------------  -----------  ------------  -----------  -----------
       Net realized gain (loss)               7,066        9,150        1,141          581           575        6,140            -
                                          ----------  ----------- ------------  -----------  ------------  -----------  -----------

Change in unrealized appreciation            16,032      (10,304)      16,888        4,069         6,608        3,725            -
                                          ----------  ----------- ------------  -----------  ------------  -----------  -----------

       Net increase (decrease) in net
         assets from operations          $   23,427         (879)      18,444        4,760         7,201        9,865            -
                                          ==========  =========== ============  ===========  ============  ===========  ===========


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended December 31, 1999



                                                                           Templeton
                                                   -------------------------------------------------------

                                                    Franklin                                   Franklin
                                                   Small Cap                                    Growth
                                                   Investments    Stock      International    Investments      Total
                                                   -----------  -----------  --------------  -------------  -----------
Investment income:
   Dividends                                     $          -            -               -              -        1,837
                                                   -----------  -----------  --------------  -------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of portfolio
     shares                                                 -            -               -              -        5,881
   Realized gain distributions                              -            -               -              -       18,821
                                                   -----------  -----------  --------------  -------------  -----------
       Net realized gain (loss)                             -            -               -              -       24,702
                                                   -----------  -----------  --------------  -------------  -----------

Change in unrealized appreciation                          41           10               8             23       88,221
                                                   -----------  -----------  --------------  -------------  -----------

       Net increase (decrease) in net
         assets from operations                  $         41           10               8             23      114,760
                                                   ===========  ===========  ==============  =============  ===========


See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended December 31, 1999



                                                                                     Cova
                                           ----------------------------------------------------------------------------------------
                                           Lord Abbett
                                             Growth                                 Large                                 Small
                                              and          Bond      Developing      Cap        Mid-Cap      Quality       Cap
                                             Income     Debenture      Growth      Research      Value         Bond       Stock
                                           -----------  -----------  -----------  -----------  -----------  ----------- -----------
Increase (decrease) in net assets from
   operations:
     Investment income                   $          -          242            -          156           78            1         213
     Net realized gain (loss)                     (50)          80            -          (13)         (46)           1          77
     Change in unrealized appreciation          6,653        3,004           13       10,559       (3,680)          (2)     34,574
       Net increase (decrease) from        -----------  -----------  -----------  -----------  -----------  ----------- -----------
         operations                             6,603        3,326           13       10,702       (3,648)           -      34,864
                                           -----------  -----------  -----------  -----------  -----------  ----------- -----------

Contract transactions:
   Cova payments                                  100          100          100          100          100          100         100
   Cova redemptions                                 -            -            -            -            -            -           -
   Payments received from contract
     owners                                         -            -            -            -            -            -           -
   Transfers between sub-accounts, net        209,709      105,997            -      107,473       65,008            -      97,560
   Transfers for contract benefits,
     terminations and insurance charges        (2,167)        (727)           -       (1,162)        (715)           -      (1,150)
       Net increase (decrease) in net
         assets from contract              -----------  -----------  -----------  -----------  -----------  ----------- -----------
         transactions                         207,642      105,370          100      106,411       64,393          100      96,510
                                           -----------  -----------  -----------  -----------  -----------  ----------- -----------

       Net increase (decrease) in net
         assets                               214,245      108,696          113      117,113       60,745          100     131,374

Net assets at beginning of period                   -            -            -            -            -            -           -
                                           -----------  -----------  -----------  -----------  -----------  ----------- -----------
Net assets at end of period              $    214,245      108,696          113      117,113       60,745          100     131,374
                                           ===========  ===========  ===========  ===========  ===========  =========== ===========



COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended December 31, 1999



                                                         Cova                               AIM                GACC      Templeton
                                          -------------------------------------- -------------------------  -----------  -----------

                                            Large                                                V.I.
                                             Cap        Select     International    V.I.        Capital       Money
                                            Stock       Equity        Equity       Value      Appreciation    Market        Bond
                                          -----------  ----------  ------------- -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Investment income                  $        329         275            415         110            18            -            -
     Net realized gain (loss)                  7,066       9,150          1,141         581           575        6,140            -
     Change in unrealized appreciation        16,032     (10,304)        16,888       4,069         6,608        3,725            -
       Net increase (decrease) from       -----------  ----------  ------------- -----------  ------------  -----------  -----------
         operations                           23,427        (879)        18,444       4,760         7,201        9,865            -
                                          -----------  ----------  ------------- -----------  ------------  -----------  -----------

Contract transactions:
   Cova payments                                 100         100            100         100           100          300          100
   Cova redemptions                                -           -              -           -             -         (102)           -
   Payments received from contract
     owners                                        -           -              -           -             -    1,654,000            -
   Transfers between sub-accounts, net       430,747     141,193        103,808      59,046        20,004   (1,340,545)           -
   Transfers for contract benefits,
     terminations and insurance charges       (3,857)     (1,205)        (1,212)       (246)         (134)      (5,961)           -
       Net increase (decrease) in net
         assets from contract             -----------  ----------  ------------- -----------  ------------  -----------  -----------
         transactions                        426,990     140,088        102,696      58,900        19,970      307,692          100
                                          -----------  ----------  ------------- -----------  ------------  -----------  -----------

       Net increase (decrease) in net
         assets                              450,417     139,209        121,140      63,660        27,171      317,557          100

Net assets at beginning of period                  -           -              -           -             -            -            -
                                          -----------  ----------  ------------- -----------  ------------  -----------  -----------
Net assets at end of period             $    450,417     139,209        121,140      63,660        27,171      317,557          100
                                          ===========  ==========  ============= ===========  ============  ===========  ===========


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended December 31, 1999



                                                                        Templeton
                                               ---------------------------------------------------------

                                                 Franklin                                    Franklin
                                                 Small Cap                                    Growth
                                                Investments      Stock      International  Investments      Total
                                               --------------  -----------  -------------  -------------  -----------
Increase (decrease) in net assets from
   operations:
     Investment income                        $            -            -              -              -        1,837
     Net realized gain (loss)                              -            -              -              -       24,702
     Change in unrealized appreciation                    41           10              8             23       88,221
       Net increase (decrease) from            --------------  -----------  -------------  -------------  -----------
         operations                                       41           10              8             23      114,760
                                               --------------  -----------  -------------  -------------  -----------

Contract transactions:
   Cova payments                                         100          100            100            100        2,000
   Cova redemptions                                        -            -              -              -         (102)
   Payments received from contract
     owners                                                -            -              -              -    1,654,000
   Transfers between sub-accounts, net                     -            -              -              -            -
   Transfers for contract benefits,
     terminations and insurance charges                    -            -              -              -      (18,536)
       Net increase (decrease) in net
         assets from contract                  --------------  -----------  -------------  -------------  -----------
         transactions                                    100          100            100            100    1,637,362
                                               --------------  -----------  -------------  -------------  -----------

       Net increase (decrease) in net
         assets                                          141          110            108            123    1,752,122

Net assets at beginning of period                          -            -              -              -            -
                                               --------------  -----------  -------------  -------------  -----------
Net assets at end of period                   $          141          110            108            123    1,752,122
                                               ==============  ===========  =============  =============  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(1)      ORGANIZATION
         Cova Variable Life Account Five (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Life Insurance Company (CFLIC) and exists in accordance with the regulations of the California Department of Insurance. The Separate Account is a funding vehicle for single premium variable life (SPVL) and flexible premium variable universal life insurance policies (FPVUL) offered by CFLIC.

         On August 26, 1999, CFLIC's ultimate parent company, GenAmerica Corporation, entered into a definitive agreement to be acquired by Metropolitan Life Insurance Company. The acquisition occurred on January 6, 2000.

         The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable life insurance policies offered by CFLIC.

              Cova Series Trust (Cova)                                       10    portfolios
              General American Capital Company (GACC)                         1    portfolios
              Russell Insurance Funds (Russell)                               5    portfolios
              AIM Variable Insurance Funds, Inc. (AIM)                        3    portfolios
              Alliance Variable Products Series Fund, Inc. (Alliance)         2    portfolios
              Liberty Variable Investment Trust (Liberty)                     1    portfolios
              Goldman Sachs Variable Insurance Trust (Goldman Sachs)          3    portfolios
              Investors Fund Series (Kemper)                                  3    portfolios
              MFS Variable Insurance Trust (MFS)                              5    portfolios
              Oppenheimer Variable Account Funds (Oppenheimer)                5    portfolios
              Putnam Variable Trust (Putnam)                                  5    portfolios
              Templeton Variable Products Series Fund (Templeton)             7    portfolios

         The Separate Account commenced operations on March 1, 1999. The sub-accounts commenced operations as follows:

              Cova Lord Abbett Growth and Income                              April 29, 1999
              Cova Bond Debenture                                             April 29, 1999
              Cova Developing Growth                                           July 17, 1999
              Cova Large Cap Research                                          July 12, 1999
              Cova Mid-Cap Value                                               July 12, 1999
              Cova Quality Bond                                                July 19, 1999
              Cova Small Cap Stock                                            April 29, 1999
              Cova Large Cap Stock                                            April 29, 1999
              Cova Select Equity                                               June 29, 1999
              Cova International Equity                                          May 4, 1999
              AIM V.I. Value                                                     May 3, 1999
              AIM V.I. Capital Appreciation                                      May 3, 1999
              GACC Money Market                                                March 1, 1999
              Templeton Bond                                                   July 19, 1999
              Franklin Small Cap Investments                                   July 19, 1999
              Templeton Stock                                                  July 19, 1999
              Templeton International                                          July 19, 1999
              Franklin Growth Investments                                      July 19, 1999


COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(2)      SIGNIFICANT ACCOUNTING POLICIES
         (A)  INVESTMENT VALUATION
              Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

         (B)  REINVESTMENT OF DISTRIBUTIONS
              With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolios.

              GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

         (C)  FEDERAL INCOME TAXES
              The operations of the Separate Account are included in the federal income tax return of CFLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, CFLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable life policies. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable life policies.

(3)      CONTRACT FEES
              There are fees associated with the variable life insurance policies that are deducted from the policy account value and Separate Account that reduce the return on investment. The type, amount, and timing of the fees may vary between the variable life policies offered by CFLIC and include mortality and expense risk, administrative, selection and issue expense, cost of insurance, tax expense (premium and federal taxes), contingent deferred sales (surrender) and transfer charges.

(4)      SEPARATE ACCOUNT EXPENSES
              The mortality and expense fees for FPVUL policies are deducted from the separate account and are reflected in the accumulation unit value. There were no fees incurred in 1999.

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(5)      COST BASIS OF INVESTMENTS
         The cost basis of each sub-account's investment follows:


              Cova Lord Abbett Growth and Income        $ 207,592
              Cova Bond Debenture                         105,692
              Cova Developing Growth                          100
              Cova Large Cap Research                     106,554
              Cova Mid-Cap Value                           64,425
              Cova Quality Bond                               102
              Cova Small Cap Stock                         96,800
              Cova Large Cap Stock                        434,385
              Cova Select Equity                          149,513
              Cova International Equity                   104,252
              AIM V.I. Value                               59,591
              AIM V.I. Capital Appreciation                20,563
              GACC Money Market                           313,832
              Templeton Bond                                  100
              Franklin Small Cap Investments                  100
              Templeton Stock                                 100
              Templeton International                         100
              Franklin Growth Investments                     100
                                                        ----------
                                                      $ 1,663,901
                                                        ==========

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(6)      UNIT FAIR VALUE
         A summary of the total return for each sub-account follows:


                                                         Commenced            Total
                                                        Operations           Return
                                                      ---------------     ------------
     SPVL policies:
         Cova Lord Abbett Growth and Income                4/29/99             4.60%
         Cova Bond Debenture                               4/29/99             0.70%
         Cova Developing Growth                            7/17/99            12.75%
         Cova Large Cap Research                           7/12/99             9.95%
         Cova Mid-Cap Value                                7/12/99            -5.60%
         Cova Quality Bond                                 7/19/99            -0.23%
         Cova Small Cap Stock                              4/29/99            44.89%
         Cova Large Cap Stock                              4/29/99             6.90%
         Cova Select Equity                                6/29/99            -0.35%
         Cova International Equity                          5/4/99            20.84%
         AIM V.I. Value                                     5/3/99            17.74%
         AIM V.I. Capital Appreciation                      5/3/99            28.36%
         GACC Money Market                                  3/1/99             4.34%
         Templeton Bond                                    7/19/99            -0.30%
         Franklin Small Cap Investments                    7/19/99            41.36%
         Templeton Stock                                   7/19/99            10.11%
         Templeton International                           7/19/99             8.27%
         Franklin Growth Investments                       7/19/99            23.34%


FPVUL policies:
         GACC Money Market                                11/29/99             0.47%



COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(7)      REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
         The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the period ended
         December 31, 1999 follows:


                                                                     Realized Gain (Loss)
                                                ----------------------------------------------------------------
                                                     Aggregate              Aggregate Cost
                                                Proceeds from Sales       of Portfolio Shares         Realized
                                                of Portfolio Shares            Redeemed              Gain (Loss)
                                                ---------------------    ---------------------    --------------
         Cova Lord Abbett Growth and Income         $  1,940                   $  1,990                $  (50)
         Cova Bond Debenture                             727                        725                     2
         Cova Developing Growth                           -                          -                     -
         Cova Large Cap Research                       1,159                      1,172                   (13)
         Cova Mid-Cap Value                              715                        761                   (46)
         Cova Quality Bond                                -                          -                     -
         Cova Small Cap Stock                          1,150                      1,073                    77
         Cova Large Cap Stock                          3,539                      3,655                  (116)
         Cova Select Equity                            1,195                      1,362                  (167)
         Cova International Equity                     1,062                      1,031                    31
         AIM V.I. Value                                  246                        240                     6
         AIM V.I. Capital Appreciation                   134                        117                    17
         GACC Money Market                         1,342,862                  1,336,722                 6,140
         Templeton Bond                                   -                          -                     -
         Franklin Small Cap Investments                   -                          -                     -
         Templeton Stock                                  -                          -                     -
         Templeton International                          -                          -                     -
         Franklin Growth Investments                      -                          -                     -


COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(7)      REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED

                                                                 Unrealized Appreciation (Depreciation)
                                                   ----------------------------------------------------------------
                                                      Appreciation              Appreciation
                                                     (Depreciation)            (Depreciation)
                                                      End of Period          Beginning of Period          Change
                                                   -----------------     ------------------------     -------------
         Cova Lord Abbett Growth and Income            $  6,653                    $  -                  $  6,653
         Cova Bond Debenture                              3,004                       -                     3,004
         Cova Developing Growth                              13                       -                        13
         Cova Large Cap Research                         10,559                       -                    10,559
         Cova Mid-Cap Value                              (3,680)                      -                    (3,680)
         Cova Quality Bond                                   (2)                      -                        (2)
         Cova Small Cap Stock                            34,574                       -                    34,574
         Cova Large Cap Stock                            16,032                       -                    16,032
         Cova Select Equity                             (10,304)                      -                   (10,304)
         Cova International Equity                       16,888                       -                    16,888
         AIM V.I. Value                                   4,069                       -                     4,069
         AIM V.I. Capital Appreciation                    6,608                       -                     6,608
         GACC Money Market                                3,725                       -                     3,725
         Templeton Bond                                      -                        -                        -
         Franklin Small Cap Investments                      41                       -                        41
         Templeton Stock                                     10                       -                        10
         Templeton International                              8                       -                         8
         Franklin Growth Investments                         23                       -                        23


COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(8)   UNIT TRANSACTIONS
      The change in the number of units for each sub-account follows:


                                                                                      Cova
                                          -----------------------------------------------------------------------------------------
                                          Lord Abbett
                                            Growth                                 Large                                  Small
                                             and          Bond      Developing      Cap        Mid-Cap      Quality        Cap
                                            Income     Debenture      Growth      Research      Value         Bond        Stock
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
Accumulation units:
      SPVL policies:
        Unit balance at 12/31/98                   -            -            -            -            -            -            -

          Cova units purchased                     8            9            9            8            9            9           10
          Cova units redeemed                      -            -            -            -            -            -            -
          Contract units purchased                 -            -            -            -            -            -            -
          Contract units transferred, net     17,386       10,301            -        8,590        6,065            -       10,327
          Contract units redeemed               (183)         (70)           -          (94)         (71)           -         (113)
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
        Unit balance at 12/31/99              17,211       10,240            9        8,504        6,003            9       10,224
                                          ===========  ===========  ===========  ===========  ===========  ===========  ===========

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(8)   UNIT TRANSACTIONS, CONTINUED



                                                         Cova                             AIM                  GACC      Templeton
                                          ------------------------------------  --------------------------  -----------  -----------

                                           Large                                                 V.I.
                                            Cap         Select    International    V.I.        Capital        Money
                                           Stock        Equity      Equity        Value      Appreciation     Market        Bond
                                          ----------  ----------- ------------  -----------  -------------  -----------  -----------
Accumulation units:
    SPVL policies:
      Unit balance at 12/31/98                    -            -            -            -              -            -            -

        Cova units purchased                      7            8            8            9              9           19           10
        Cova units redeemed                       -            -            -            -              -          (10)           -
        Contract units purchased                  -            -            -            -              -      155,502            -
        Contract units transferred, net      31,815       11,141        9,019        5,421          1,954     (124,311)           -
        Contract units redeemed                (287)        (101)        (101)         (23)           (12)      (2,374)           -
                                          ----------  ----------- ------------  -----------  -------------  -----------  -----------
      Unit balance at 12/31/99               31,535       11,048        8,926        5,407          1,951       28,826           10
                                          ==========  =========== ============  ===========  =============  ===========  ===========


    FPVUL policies:
      Unit balance at 12/31/98                                                                                       -

        Cova units purchased                                                                                        10
        Cova units redeemed                                                                                          -
        Contract units purchased                                                                                     -
        Contract units transferred, net                                                                              -
        Contract units redeemed                                                                                      -
                                                                                                            -----------
      Unit balance at 12/31/99                                                                                      10
                                                                                                            ===========

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(8)   UNIT TRANSACTIONS, CONTINUED



                                                                      Templeton
                                              ------------------------------------------------------------

                                                Franklin                                      Franklin
                                                Small Cap                                      Growth
                                               Investments      Stock      International     Investments
                                              --------------  -----------  ---------------  --------------
Accumulation units:
      SPVL policies:
        Unit balance at 12/31/98                          -            -                -               -

          Cova units purchased                           10           10               10              10
          Cova units redeemed                             -            -                -               -
          Contract units purchased                        -            -                -               -
          Contract units transferred, net                 -            -                -               -
          Contract units redeemed                         -            -                -               -
                                              --------------  -----------  ---------------  --------------
        Unit balance at 12/31/99                         10           10               10              10
                                              ==============  ===========  ===============  ==============









                      COVA FINANCIAL LIFE INSURANCE COMPANY
              (a wholly owned subsidiary of Cova Financial Services
                             Life Insurance Company)

                              Financial Statements

                        December 31, 1999, 1998, and 1997

                   (With Independent Auditors' Report Thereon)



                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors and Shareholder
     Cova Financial Life Insurance Company:


     We have audited the accompanying balance sheets of Cova Financial Life Insurance Company (a wholly owned subsidiary of Cova Financial Services Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Life Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.






     February 4, 2000

                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                                 Balance Sheets

                           December 31, 1999 and 1998



                                         ASSETS                           1999          1998
                                                                       -----------   -----------
                                                                            (in thousands)

Investments:
    Debt securities available-for-sale, at fair value
      (cost of $101,690 in 1999 and $99,228 in 1998)                 $     95,568       100,658
    Mortgage loans, net of allowance for potential loan
      loss of $40 in 1999 and $10 in 1998                                   5,439         5,245
    Policy loans                                                              938         1,223
                                                                       -----------   -----------

             Total investments                                            101,945       107,126

Cash and cash equivalents - interest-bearing                                  751         5,789
Cash - noninterest-bearing                                                  1,448         1,200
Accrued investment income                                                   1,624         1,641
Deferred policy acquisition costs                                          15,093         9,142
Present value of future profits                                             1,740           854
Goodwill                                                                    1,631         1,813
Deferred tax asset, net                                                     1,232           585
Receivable from OakRe                                                      18,890        35,312
Federal and state income taxes recoverable                                     75            --
Reinsurance receivables                                                         9           118
Other assets                                                                   24           398
Separate account assets                                                   186,040       127,873
                                                                       -----------   -----------

             Total assets                                            $    330,502       291,851
                                                                       ===========   ===========

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                            Balance Sheets, Continued

                           December 31, 1999 and 1998



                         LIABILITIES AND SHAREHOLDER'S EQUITY              1999         1998
                                                                        -----------  -----------
                                                                            (in thousands)

Policyholder deposits                                                 $    116,184      135,106
Future policy benefits                                                       6,707        6,191
Payable on purchase of securities                                               85           27
Accounts payable and other liabilities                                       1,589        1,653
Federal and state income taxes payable                                          --          172
Future purchase price payable to OakRe                                         172          342
Guaranty fund assessments                                                    1,100        1,000
Separate account liabilities                                               186,035      127,871
                                                                        -----------  -----------

             Total liabilities                                             311,872      272,362
                                                                        -----------  -----------

Shareholder's equity:
    Common stock, $233.34 par value, (authorized
      30,000 shares; issued and outstanding
      12,000 shares in 1999 and 1998)                                        2,800        2,800
    Additional paid-in capital                                              15,523       14,523
    Retained earnings                                                        1,993        1,833
    Accumulated other comprehensive (loss) income,
      net of tax                                                            (1,686)         333
                                                                        -----------  -----------

             Total shareholder's equity                                     18,630       19,489
                                                                        -----------  -----------

             Total liabilities and shareholder's equity               $    330,502      291,851
                                                                        ===========  ===========


See accompanying notes to financial statements.


                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                              Statements of Income

                  Years ended December 31, 1999, 1998, and 1997



                                                              1999        1998         1997
                                                           -----------  ----------  -----------
                                                                     (in thousands)

Revenues:
    Premiums                                             $      1,041       1,308        1,191
    Net investment income                                       7,663       7,516        6,761
    Net realized (losses) gains on sales of
      investments                                                (452)        178          158
    Separate account fees                                       2,215       1,392          599
    Other income                                                  382          66           45
                                                           -----------  ----------  -----------

             Total revenues                                    10,849      10,460        8,754
                                                           -----------  ----------  -----------

Benefits and expenses:
    Interest on policyholder deposits                           6,064       5,486        4,837
    Current and future policy benefits                          1,479       1,549        1,481
    Operating and other expenses                                2,336       1,548        1,134
    Amortization of purchased intangible
      assets                                                      233         260          234
    Amortization of deferred policy
      acquisition costs                                           383         530          320
                                                           -----------  ----------  -----------

             Total benefits and expenses                       10,495       9,373        8,006
                                                           -----------  ----------  -----------

             Income before income taxes                           354       1,087          748
                                                           -----------  ----------  -----------

Income tax expense (benefit):
    Current                                                      (246)        (80)         310
    Deferred                                                      440         357           (5)
                                                           -----------  ----------  -----------

             Total income tax expense                             194         277          305
                                                           -----------  ----------  -----------

             Net income                                  $        160         810          443
                                                           ===========  ==========  ===========


See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998, and 1997




                                                                           1999         1998        1997
                                                                         ----------  -----------  ----------
                                                                                   (in thousands)
Common stock, at beginning
    and end of period                                                  $     2,800        2,800       2,800
                                                                         ----------  -----------  ----------

Additional paid-in capital:
    Balance at beginning of period                                          14,523       13,523      13,523
    Capital contribution                                                     1,000        1,000          --
                                                                         ----------  -----------  ----------

Balance at end of period                                                    15,523       14,523      13,523
                                                                         ----------  -----------  ----------

Retained earnings:
    Balance at beginning of period                                           1,833        1,023         580
    Net income                                                                 160          810         443
                                                                         ----------  -----------  ----------

Balance at end of period                                                     1,993        1,833       1,023
                                                                         ----------  -----------  ----------

Accumulated other comprehensive income:
    Balance at beginning of period                                             333          145           1
    Change in unrealized (depreciation) appreciation
      of debt securities                                                    (7,552)         794         630
    Deferred federal income tax impact                                       1,087         (101)        (77)
    Change in deferred policy acquisition costs
      attributable to unrealized depreciation (appreciation)                 3,519         (513)       (144)
    Change in present value of future profits
      attributable to unrealized depreciation (appreciation)                   927            8        (265)
                                                                         ----------  -----------  ----------

Balance at end of period                                                    (1,686)         333         145
                                                                         ----------  -----------  ----------

             Total shareholder's equity                                $    18,630       19,489      17,491
                                                                         ==========  ===========  ==========

Total comprehensive income:
    Net income                                                         $       160          810         443
    Other comprehensive (loss) income (change in net unrealized
      (depreciation) appreciation of debt and equity securities)            (2,019)         188         144
                                                                         ----------  -----------  ----------

             Total comprehensive (loss) income                         $    (1,859)         998         587
                                                                         ==========  ===========  ==========


See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                            Statements of Cash Flows

                  Years ended December 31, 1999, 1998, and 1997




                                                                           1999         1998          1997
                                                                        -----------  -----------   -----------
                                                                                   (in thousands)
Reconciliation of net income to net cash
    provided by (used in) operating activities:
      Net income                                                      $        160          810           443
      Adjustments to reconcile net
        income to net cash provided by
        (used in) operating activities:
           Increase in future policy benefits                                  516          810           820
           Increase (decrease) in payables and
             accrued liabilities                                                94          126          (815)
           Decrease (increase) in accrued
             investment income                                                  17          185          (704)
           Amortization of intangible assets and
             deferred policy acquisition costs                                 616          790           554
           Amortization and accretion of
             securities, premiums, and discounts                                (7)         (87)          (10)
           Decrease (increase) in other assets                                 374         (384)           30
           Net realized loss (gain) on sale of investments                     452         (178)         (158)
           Interest on policyholder deposits                                 6,064        5,486         4,837
           (Decrease) increase in current and
             deferred federal income taxes                                     193          423           101
           Decrease in recapture commissions payable to OakRe                 (170)        (223)         (159)
           Commissions and expenses deferred                                (2,815)      (3,411)       (3,917)
           Other                                                               499          702           290
                                                                        -----------  -----------   -----------

             Net cash provided by operating activities                       5,993        5,049         1,312
                                                                        -----------  -----------   -----------

Cash flows from investing activities:
    Cash used in the purchase of
      investment securities                                                (29,365)     (56,673)      (53,534)
    Proceeds from investment securities
      sold and matured                                                      26,689       50,661        25,379
    Other                                                                     (128)        (121)          (81)
                                                                        -----------  -----------   -----------

             Net cash used in investing activities                          (2,804)      (6,133)      (28,236)
                                                                        -----------  -----------   -----------

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                       Statements of Cash Flows, Continued

                  Years ended December 31, 1999, 1998, and 1997




                                                                          1999         1998          1997
                                                                       -----------  -----------   -----------
                                                                                  (in thousands)
Cash flows from financing activities:
    Policyholder deposits                                            $     55,181       69,459        81,788
    Transfers from OakRe                                                   19,050       35,590        25,060
    Transfer to separate accounts                                         (36,544)     (60,181)      (56,144)
    Return of policyholder deposits                                       (46,666)     (39,943)      (28,267)
    Capital contributions received                                          1,000        1,000            --
                                                                       -----------  -----------   -----------

             Net cash (used) provided by financing activities              (7,979)       5,925        22,437
                                                                       -----------  -----------   -----------

             (Decrease) increase in cash and cash equivalents              (4,790)       4,841        (4,487)

Cash and cash equivalents - beginning of period                             6,989        2,148         6,635
                                                                       -----------  -----------   -----------

Cash and cash equivalents - end of period                            $      2,199        6,989         2,148
                                                                       ===========  ===========   ===========


See accompanying notes to financial statements.



                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                          Notes to Financial Statements

                        December 31, 1999, 1998, and 1997





  (1)   NATURE OF BUSINESS AND ORGANIZATION

              NATURE OF THE BUSINESS

              Cova Financial Life Insurance Company (the Company) markets and services single premium deferred annuities, immediate annuities, variable annuities, term life, single premium variable universal life, and single premium whole life insurance policies. The Company is licensed to conduct business in the state of California. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

              Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

              Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general account. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The contract value allocated to the general account is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders may also incur certain federal income tax penalties on withdrawals.

              Under the single premium variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

              Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.

              Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 94%, 97%, and 85% of the Company's sales have been through two specific brokerage firms, A.
              G. Edwards & Sons, Incorporated, and Edward Jones & Company, Incorporated, in 1999, 1998, and 1997, respectively.

              ORGANIZATION

              The Company is a wholly owned subsidiary of Cova Financial Services Life Insurance Company (CFSLIC). CFSLIC is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Corporation, which in turn is a wholly owned by the ultimate parent, General American Mutual Holding Company (GAMHC).

              On August 26, 1999, GAMHC entered into a definitive agreement whereby Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, will acquire GenAmerica Corporation and all its holdings for $1.2 billion in cash. The purchase was approved by the Missouri Director of Insurance on November 10, 1999. The purchase, however, was not consummated as of December 31, 1999 and as a result, these financial statements do not reflect purchase accounting treatment of this transaction.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

              BASIS OF PRESENTATION

              The accompanying financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts and operations of the Company. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from these estimates.

              DEBT SECURITIES

              Investments in all debt securities with readily determinable market values are classified into one of three categories: held-to-maturity, trading, or available-for-sale. Classification of investments is based on management's current intent. All debt securities at December 31, 1999 and 1998 were classified as available-for-sale. Securities available-for-sale are carried at fair value, with unrealized holding gains and losses reported as accumulated other comprehensive income in the shareholder's equity, net of deferred effects of income tax and related effects on deferred acquisition costs and present value of future profits.

              Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated. When such a difference occurs, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond, with a corresponding charge or credit to interest income (the "retrospective method").

              Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on the basis of specific costs of investments and are credited or charged to income.

              A realized loss is recognized and charged against income if the Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in market value that is deemed to be other than temporary.

              MORTGAGE LOANS AND POLICY LOANS

              Mortgage loans and policy loans are carried at their unpaid principal balances. An allowance for mortgage loan losses is established based on an evaluation of the mortgage loan portfolio, past credit loss experience, and current economic conditions.

              Reserves for loans are established when the Company determines that collection of all amounts due under the contractual terms is doubtful and are calculated in conformity with Statement of Financial Accounting Standards (SFAS) No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS No. 118, Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures.

              The Company had no impaired loans, and the valuation allowance for potential losses on mortgage loans was $40,000 and $10,000, at December 31, 1999 and 1998, respectively.

              CASH AND CASH EQUIVALENTS

              Cash and cash equivalents include currency and demand deposits in banks, U.S. Treasury bills, money market accounts, and commercial paper with maturities under 90 days, which are not otherwise restricted.

              SEPARATE ACCOUNT ASSETS

              Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity policyholders in the separate accounts and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. Separate accounts assets are valued at fair market value.

              In order to provide for optimum policyholder returns and to allow for the replication of the investment performance of existing "cloned" mutual funds, the Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new portfolios. As additional funds have been received through policyholder deposits, the Company has periodically reduced its capital investment in the separate accounts. The Company's capital investment in the separate accounts as of December 31, 1999 and 1998, is presented in note 3.

              DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, sales costs, and certain policy issuance and underwriting costs, are deferred. The Company sets a limit on the deferral of acquisition costs incurred from internal marketing and wholesaling operations in any year at 1% to 1.5% of premiums and deposits receipts, varying according to specific product. This limit is based on typical market rates of independent marketing service and wholesaling organizations. This practice also avoids possible deferral of costs in excess of amounts recoverable.

              The costs deferred are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of deferred policy acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses are not recognized currently in income but as an offset to the accumulated other comprehensive income component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

              The components of deferred policy acquisition costs are shown below:

                                                                                   1999          1998          1997
                                                                                ------------  ------------  ------------
                                                                                            (IN THOUSANDS)
              Deferred policy acquisition costs, beginning of period
                                                                             $      9,142         6,774         3,321
              Commissions and expenses deferred                                     2,815         3,411         3,917
              Amortization                                                           (383)         (530)         (320)
              Deferred policy acquisition costs attributable to
                  unrealized depreciation (appreciation)                            3,519          (513)         (144)
                                                                                ------------  ------------  ------------

                    Deferred policy acquisition costs, end
                     of period                                               $     15,093         9,142         6,774
                                                                                ============  ============  ============

              Costs expensed that exceeded the established deferred
                  limit                                                      $        382           231            6
                                                                                ===========   ============ =============


              PURCHASE RELATED INTANGIBLE ASSETS AND LIABILITIES

              In accordance with the purchase method of accounting for business combinations, two intangible assets and a future payable related to accrued purchase price consideration were established as of the date the Company was purchased by GALIC.

                  Present Value of Future Profits

                  The Company established an intangible asset which represents the present value of future profits (PVFP) to be derived from both the purchased and transferred blocks of business. Certain estimates were utilized in the computation of this asset, including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs, discounted at a pretax rate of 18% (12% net after tax).

                  In addition, as the Company has the option of retaining its single premium deferred annuity (SPDA) policies after they reach their next interest rate reset date and are recaptured from OakRe, a component of this asset represents estimates of future profits on recaptured business. This asset will be amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities appreciation and depreciation, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of PVFP will be adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception. The amortization and adjustments resulting from unrealized appreciation and depreciation is not recognized currently in income but as an offset to the accumulated other comprehensive income of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

                  Based on current assumptions, amortization of the original in-force PVFP asset, expressed as a percentage of the original in-force asset, is projected to be 5.5%, 4.9%, 4.5%, 4.2%, and 4.2% for the years ended December 31, 2000 through 2004, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results. The average crediting rate on the original in-force PVFP asset is 6.4% for 1999, 1998 and 1997.

                  The components of PVFP are shown below:

                                                                                    1999         1998         1997
                                                                                 ------------  ----------  ------------
                                                                                            (IN THOUSANDS)
                  PVFP - beginning of period                                  $       854         900          1,178
                  Interest credited                                                    62          66             69
                  Amortization                                                       (103)       (120)           (82)
                  PVFP attributable to unrealized
                      depreciation (appreciation)                                     927           8           (265)
                                                                                 ------------  ----------  ------------
                         PVFP - end of period                                 $     1,740         854            900
                                                                                 ============  ==========  ============


                  Goodwill

                  Under the push-down method of purchase accounting, the excess of purchase price over the fair value of tangible and intangible assets and liabilities acquired is established as an asset and referred to as goodwill. The Company has elected to amortize goodwill on the straight-line basis over a 20-year period.

                  The components of goodwill are shown below:

                                                                                  1999          1998          1997
                                                                               ------------  ------------  ------------
                                                                                           (IN THOUSANDS)

                  Goodwill - beginning of period                             $     1,813         1,923         2,034
                  Amortization                                                      (111)         (110)         (111)
                  Experience adjustment to future purchase price
                      payable to OakRe                                               (71)           --            --
                                                                               ------------  ------------  ------------

                           Goodwill - end of period                          $     1,631         1,813         1,923
                                                                               ============  ============  ============



                  Future Payable

                  Pursuant to the financial reinsurance agreement with OakRe, the receivable from OakRe becomes due in installments when the SPDA policies reach their next crediting rate reset date. For any recaptured policies that continue in force with OakRe into the next rate guarantee period, the Company will pay a commission to OakRe of 1.75% up to 40% of policy account values originally reinsured and 3.5% thereafter. On policies that are recaptured and subsequently exchanged to a variable annuity policy, the Company will pay a commission to OakRe of 0.50%.

                  The Company has recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.5%. This liability represents a contingent purchase price payable for the policies transferred to OakRe on the purchase date and has been pushed down to the Company through the financial reinsurance agreement. The Company expects that this payable will be substantially extinguished by the end of the year 2000.

                  The components of this future payable are shown below:

                                                                                        1999        1998       1997
                                                                                      ----------  ---------- ----------
                                                                                               (IN THOUSANDS)
                  Future payable - beginning of period                              $     342         565        683
                  Interest added                                                           20          29         41
                  Payment to Oak Re                                                      (119)       (252)      (159)
                  Experience adjustment to future purchase price payable
                      to OakRe                                                            (71)         --         --
                                                                                      ----------  ---------- ----------

                           Future payable - end of period                           $     172         342        565
                                                                                      ==========  ========== ==========

              DEFERRED TAX ASSETS AND LIABILITIES

              Xerox Financial Services, Inc. (XFSI) (previous parent of the company) and GALIC agreed to file an election to treat the acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of acquisition was revalued based upon fair market values as of June 1, 1995. The principal effect of the election was to establish a tax asset on the tax-basis balance sheet of approximately $2.9 million for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

              POLICYHOLDER DEPOSITS

              The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any withdrawals. The average weighted interest crediting rate on the Company's policyholder deposits as of December 31, 1999 was 5.96%.

              FUTURE POLICY BENEFITS

              Reserves are held for future policy annuity benefits that subject the Company to risks to make payments contingent upon the continued survival of an individual or couple (longevity risk). These reserves are valued at the present value of estimated future benefits discounted for interest, expenses, and mortality. The assumed mortality is the 1983 Individual Annuity Mortality Tables discounted at 4.50% to 8.00%, depending upon year of issue.

              Current mortality benefits payable are recorded for reported claims and estimates of amounts incurred but not reported.

              PREMIUM REVENUE

              The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks. Amounts collected on annuity policies not subject to longevity risk are recorded as increases in the policyholder deposits liability. For term and single premium variable life products, premiums are recognized as revenue when due.

              OTHER INCOME

              Other income consists primarily of policy surrender charges.

              FEDERAL INCOME TAXES

              Beginning in 1997, the Company files a consolidated income tax return with its immediate parent, CFSLIC. Allocations of federal income taxes are based upon separate return calculations.

              Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

              COMPREHENSIVE INCOME

              The Company reports and presents comprehensive income and its components in accordance with SFAS No. 130, Reporting Comprehensive Income. SFAS No. 130 has no impact on the Company's consolidated net income or shareholder's equity. The Company's only component of accumulated other comprehensive income relates to unrealized appreciation and depreciation on debt and equity securities held as available-for-sale.

              RISKS AND UNCERTAINTIES

              In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

              The following elements of the financial statements are most affected by the use of estimates and assumptions:

                  -   Investment valuation

                  -   Amortization of deferred policy acquisition costs

                  -   Amortization of present value of future profits

                  -   Recoverability of goodwill

              The fair value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flows of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the Company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of securities and the related recognition of income.

              The amortization of deferred policy acquisition costs is based on estimates of long-term future gross profits from existing policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the deferred expense.

              In a similar manner, the amortization of PVFP is based on estimates of long-term future profits from existing and recaptured policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the asset.

              The Company has considered the recoverability of goodwill and has concluded that no circumstances have occurred which would give rise to impairment of goodwill at December 31, 1999.

              FAIR VALUE OF FINANCIAL INSTRUMENTS

              SFAS No. 107, Disclosures About Fair Value of Financial Instruments, applies fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

              These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, might not be realized in the immediate settlement of the instruments. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Because of this, and further because a value of a business is also based upon its anticipated earning power, the aggregate fair value amounts presented do not represent the underlying value of the Company.

              The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

                  Cash and Cash Equivalents, Short-term Investments, and Accrued Investment Income

                  The carrying value amounts reported in the balance sheets for these instruments approximate their fair values. Short-term debt securities are considered "available-for-sale" and are carried at fair value.

                  Investments Securities and Mortgage Loans
                  (Including Mortgage-backed Securities)

                  Fair values of debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments (see note 3 for fair value disclosures).

                  Policy Loans

                  Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and therefore approximate current interest rates.

                  Investment Contracts

                  The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all contracts permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (policyholder deposits) are estimated as the amount payable on demand. As of December 31, 1999 and 1998, the cash surrender value of policyholder deposits was $4,058,740 and $4,707,689, respectively, less than their stated carrying value. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

                  All of the Company's deposit obligations are fully guaranteed by its parent GALIC, and the receivable from OakRe equal to the SPDA obligations is guaranteed by OakRe's parent, XFSI.

              REINSURANCE

              Effective July 25, 1999, the Company entered into a modified coinsurance reinsurance agreement with Metropolitan Life Insurance Company (MetLife). Under the reinsurance agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to MetLife amounting to $15 million. Net earnings to MetLife from that business are experience refunded to the Company. The agreement does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a guarantee by MetLife of new business and renewed SPDA business during this period. There was no impact on the Company's financial statements resulting from the reinsurance transaction with MetLife.

              On June 1, 1995, when Cova Corporation purchased the Company, then known as Xerox Financial Life Insurance Company (XFLIC), from XFSI, a wholly owned subsidiary of Xerox Corporation, it entered into a financing reinsurance transaction with OakRe Life Insurance Company (OakRe), then a subsidiary of XFLIC, for OakRe to assume the economic benefits and risks of the existing SPDA deposits of XFLIC. Ownership of OakRe was retained by XFSI subsequent to the sale of XFLIC and other affiliates.

              In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

              The financing reinsurance agreement entered into with OakRe as condition to the purchase of the Company does not meet the criteria for reinsurance accounting under GAAP. The net assets initially transferred to OakRe were established as a receivable and are subsequently increased as interest accrued on the underlying deposits and decrease as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed. The receivable from OakRe to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods which will be substantially expired by mid-year 2000, and completely by mid-year 2002. The liquidations transfer cash daily in the amount of the then current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day-no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and thereafter assume the benefits and risks of those deposits.

              In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFSI in the amount of $500 million. No funds were drawn on this letter of credit since inception of the agreement.

              The impact of reinsurance on the December 31, 1999 financial statements is not considered material.

              RECENTLY ISSUED ACCOUNTING STANDARD

              SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, issued in June 1998, requires all derivative financial instruments to be recorded on the balance sheet at estimated fair value. The Company's present accounting policies applies such accounting treatment only to marketable securities as defined under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and to off-balance sheet derivative instruments. SFAS No. 133 will broaden the definition of derivative instruments to include all classes of financial assets and liabilities. It also will require separate disclosure of identifiable derivative instruments embedded in hybrid securities. The change in the fair value of derivative instruments is to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designed as part of a hedge transaction and, if it is, on the type of hedge transaction.

              In June 1999, the FASB issued SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133. SFAS No. 137 defers for one year the effective date of Statement of SFAS No 133, Accounting for Derivative Instruments and Hedging Activities. The Company plans to adopt the provision of SFAS No. 133 effective January 1, 2001. At this time the Company does not believe it will have a material effect on the Company's consolidated financial position or results of operations.

              OTHER

              Certain 1998 and 1997 amounts have been reclassified to conform to the 1999 presentation.

  (3)   INVESTMENTS

        The Company's investments in debt securities and short-term investments are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost, estimated fair value, and carrying value of investments at December 31, 1999 and 1998, are as follows:

                                                                              1999
                                         -------------------------------------------------------------------------------
                                                              GROSS           GROSS         ESTIMATED
                                           AMORTIZED       UNREALIZED      UNREALIZED         FAIR          CARRYING
                                              COST            GAINS          LOSSES           VALUE           VALUE
                                         ---------------  --------------  --------------  --------------  --------------
                                                                         (IN THOUSANDS)
        Debt securities:
           Government agency
              obligations              $       1,702              19               --            1,721           1,721
           Corporate securities               76,444              30           (4,756)          71,718          71,718
           Mortgage-backed
              securities                       8,272               1             (202)           8,071           8,071
           Asset backed securities            15,272              --           (1,214)          14,058          14,058
                                         ---------------  --------------  --------------  --------------  --------------

             Total debt securities           101,690              50           (6,172)          95,568          95,568
             Mortgage loans (net)              5,439              --              (70)           5,369           5,439
             Policy loans                        938              --               --              938             938
                                         ---------------  --------------  --------------  --------------  --------------

               Total investments       $     108,067              50           (6,242)         101,875         101,945
                                         ===============  ==============  ==============  ==============  ==============

        Company's beneficial
           interest in separate
           accounts                    $           5             --              --                  5              5
                                         ===============  ==============  ==============  ==============  ==============


                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                          Notes to Financial Statements

                        December 31, 1999, 1998, and 1997



                                                                              1998
                                         -------------------------------------------------------------------------------
                                                              GROSS           GROSS         ESTIMATED
                                           AMORTIZED       UNREALIZED      UNREALIZED         FAIR          CARRYING
                                              COST            GAINS          LOSSES           VALUE           VALUE
                                         ---------------  --------------  --------------  --------------  --------------
                                                                         (IN THOUSANDS)
        Debt securities:
           U.S. treasury securities    $         100               1               --              101            101
           Government agency
              obligations                      3,471              74               --            3,545          3,545
           Corporate securities               70,883           1,384             (406)          71,861         71,861
           Mortgage-backed
               securities                     11,789              87              (32)          11,844         11,844
           Asset-backed securities            12,985             349              (27)          13,307         13,307
                                         ---------------  --------------  --------------  --------------  --------------

             Total debt securities            99,228           1,895             (465)         100,658        100,658
             Mortgage loans (net)              5,245             204               --            5,449          5,245
             Policy loans                      1,223              --               --            1,223          1,223
                                         ---------------  --------------  --------------  --------------  --------------

             Total investments         $     105,696           2,099             (465)         107,330        107,126
                                         ===============  ==============  ==============  ==============  ==============

        Company's beneficial
           interest in separate
           accounts                    $           2             --                --                2              2
                                         ===============  ==============  ==============  ==============  ==============

        The amortized cost and estimated fair value of debt securities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

                                                                            ESTIMATED
                                                           AMORTIZED           FAIR
                                                              COST            VALUE
                                                         ---------------  ---------------
                                                                 (IN THOUSANDS)
        Less than one year                             $         3,573            3,573
        Due after one year through five years                   33,093           31,752
        Due after five years through ten years                  39,035           35,583
        Due after ten years                                     17,717           16,589
        Mortgage-backed securities                               8,272            8,071
                                                         ---------------  ---------------

                 Total                                 $       101,690           95,568
                                                         ===============  ===============


        At December 31, 1999, approximately 94.2% of the Company's debt securities are investment grade or are nonrated but considered to be of investment grade. Of the 5.8% noninvestment grade debt securities, 5.7% are rated as BB or its equivalent, and 0.1% are rated B or its equivalent.

        The Company had one impaired debt security, which became nonincome producing in 1999. The Company had no impaired investments, and all debt securities were income producing in 1998

        The components of investment income, realized gains (losses), and unrealized appreciation are as follows:

                                                                                  1999           1998          1997
                                                                               ------------  -------------  ------------
                                                                                            (IN THOUSANDS)
        Income on debt securities                                           $      7,119         6,928          6,575
        Income on cash and cash equivalents                                          185           305            186
        Interest on mortgage loans                                                   401           308             32
        Income on policy loans                                                        82            92             83
        Miscellaneous interest                                                         1             2             --
                                                                               ------------  -------------  ------------

        Total investment income                                                    7,788         7,635          6,876

        Investment expenses                                                         (125)         (119)          (115)
                                                                               ------------  -------------  ------------

                 Net investment income                                      $      7,663         7,516          6,761
                                                                               ============  =============  ============

        Net realized capital (losses) gains -
            debt securities                                                 $       (452)          178            158
                                                                               ============  =============  ============

        Unrealized (depreciation) appreciation is as follows:
               Debt securities                                              $     (6,122)        1,430            633
               Short-term investments                                                 --            --              3
               Effects on deferred acquisition
                 costs amortization                                                2,793          (726)          (213)
               Effects on PVFP amortization                                          735          (192)          (200)
                                                                               ------------  -------------  ------------

               Unrealized (depreciation) appreciation
                 before income tax                                                (2,594)          512            223

               Unrealized income tax benefit (expense)                               908          (179)           (78)
                                                                               ------------  -------------  ------------

                 Net unrealized appreciation (depreciation) on
                   investments                                              $     (1,686)          333            145
                                                                               ============  =============  ============


        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1999 were $25,986,787. Gross gains of $165,919 and gross losses of $618,025 were realized on those sales. Included in these amounts were $25,816 of gross gains and $19,890 of gross losses realized on the sale of noninvestment grade securities. Net realized losses include a 1999 impairment adjustment totaling approximately $493,244 related to one debt security held by the Company.

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1998 were $50,660,583. Gross gains of $591,755 and gross losses of $413,588 were realized on those sales. Included in these amounts were $133,138 of gross gains and $106,165 of gross losses realized on the sale of noninvestment grade securities.

        Proceeds from sales, redemptions, and paydowns for investments in debt securities during 1997 were $25,379,783. Gross gains of $166,335 and gross losses of $8,658 were realized on those sales. Included in these amounts were $47,391 of gross gains and $7,300 of gross losses realized on the sale of noninvestment grade securities.

  (4)   SECURITY GREATER THAN 10% OF SHAREHOLDER'S EQUITY

        As of December 31, 1999 and 1998, the Company held the following individual mortgage loan which exceeded 10% of shareholder's equity:

                                                    1999             1998
                                               ---------------  ---------------
        Colonial Realty, at carrying value   $     1,998,296        1,997,287
                                               ===============  ===============


  (5)   COMPREHENSIVE INCOME

        The components of comprehensive income are as follows:

                                                                                    1999          1998         1997
                                                                                 ------------  ------------ ------------
                                                                                             (IN THOUSANDS)
        Net income                                                             $        160        810           443
                                                                                 ------------  ------------ ------------

        Other comprehensive income (loss), before tax -
            Unrealized appreciation (depreciation) on
               Investments arising during period:
                 Unrealized (depreciation) appreciation
                     on investments                                                  (7,100)       616           472
                 Adjustment to deferred acquisition
                   costs attributable to unrealized
                   depreciation (appreciation)                                        3,308       (398)         (108)
                 Adjustment to PVFP attributable to
                   unrealized depreciation (appreciation)                               872          6          (198)
                                                                                 ------------  ------------ ------------

                       Total unrealized (depreciation) appreciation on
                          investments arising during period                          (2,920)       224           166
                                                                                 ------------  ------------ ------------

        Less reclassification adjustments for realized losses (gains) included in net income:
               Adjustment for losses (gains) included in
                 net realized (losses) gains on sales
                 of investments                                                         452       (178)         (158)
               Adjustment for (gains) losses included in
                 amortization of deferred acquisition costs                            (211)       115            36
               Adjustment for (gains) losses included in
                 amortization of PVFP                                                   (55)        (2)           67
                                                                                 ------------  ------------ ------------

                       Total reclassification adjustments for losses (gains)
                          included in net income                                        186        (65)          (55)
                                                                                 ------------  ------------ ------------

        Other comprehensive (loss) income, before related income tax
            (benefits) expense                                                       (3,106)       289           221

        Related income tax (benefit) expense                                         (1,087)       101            77
                                                                                 ------------  ------------ ------------

                       Other comprehensive (loss) income, net of tax                 (2,019)       188           144
                                                                                 ------------  ------------ ------------

                       Comprehensive (loss) income                             $     (1,859)       998           587
                                                                                 ============  ============ ============


  (6)   POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS

        The Company has no direct employees and no retired employees. All personnel used to support the operations of the Company are supplied by contract by Cova Life Management Company (CLMC), a wholly owned subsidiary of Cova Corporation. The Company is allocated a portion of certain health care and life insurance benefits for future retired employees of CLMC. In 1999, 1998, and 1997, the Company was allocated a portion of benefit costs including severance pay, accumulated vacations, and disability benefits. At December 31, 1999, CLMC had no retired employees nor any employees fully eligible for retirement, and had no disbursements for such benefit commitments. The expense arising from these allocations is not material.

  (7)   INCOME TAXES

        The Company will file a consolidated federal income tax return with its immediate parent, CFSLIC. Income taxes are recorded in the statements of earnings and directly in certain shareholder's equity accounts. Income tax expense for the years ended December 31 was allocated as follows:

                                                                                          1999        1998       1997
                                                                                        ----------  ---------  ---------
                                                                                                (IN THOUSANDS)
        Statements of income:
            Operating income (excluding realized investment gains)                    $      179       215        250
            Realized investment gains                                                         15        62         55
                                                                                        ----------- ---------  ---------

                 Income tax expense included in the statements of
                   income                                                                    194       277        305

        Shareholder's equity - change in deferred federal income taxes
            related to unrealized (depreciation) appreciation on securities               (1,087)      101         77
                                                                                        ----------- ---------  ---------

                 Total income tax (benefit) expense                                   $     (893)      378        382
                                                                                        =========== =========  =========

        The actual federal income tax expense differed from the expected tax expense computed by applying the U.S. federal statutory rate to income before taxes on income as follows:

                                                                1999                  1998                 1997
                                                        --------------------  --------------------  --------------------
                                                                                (IN THOUSANDS)
        Computed expected tax expense                 $   124       35.0%    $  380       35.0%    $  262       35.0%
        Dividends received deduction - separate
            account                                      (115)     (32.5)      (150)     (13.9)        --         --
        Amortization of intangible assets                  39       11.0         39        3.6         39        5.2
        Valuation allowance for permanent
            impairments                                   173       48.9         --         --         --        --
        Other                                             (27)      (7.6)         8        0.8          4        0.5
                                                        --------  ----------  --------  ----------  --------  ----------
                   Total                              $   194       54.8%    $  277       25.5%    $  305       40.7%
                                                        ========  ==========  ========  ==========  ========  ==========



        The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1999 and 1998 are as follows:

                                                                                                  1999         1998
                                                                                               ------------ ------------
                                                                                                    (IN THOUSANDS)
        Deferred tax assets:
            Tax basis of intangible assets purchased                                         $       569          624
            Liability for commission on recaptures                                                    60          120
            Policy reserves                                                                        2,678        2,477
            DAC "Proxy Tax"                                                                        1,383        1,252
            Permanent impairments                                                                    173           --
            Unrealized depreciation in investments                                                   908           --
            Other deferred tax assets                                                                165         (359)
                                                                                               ------------ ------------

                   Total deferred tax assets                                                       5,936        4,114
            Valuation allowance                                                                     (173)           --
                                                                                               ------------ ------------
                   Total deferred tax assets, net of valuation allowance                           5,763        4,114
                                                                                               ------------ ------------

        Deferred tax liabilities:
            Unrealized appreciation in investments                                                    --          179
            PVFP                                                                                     226          150
            Deferred acquisition costs                                                             4,305        3,200
                                                                                               ------------ ------------

                   Total deferred tax liabilities                                                  4,531        3,529
                                                                                               ------------ ------------

                   Net deferred tax asset                                                    $     1,232          585
                                                                                               ============ ============

        A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. As of December 31, 1999, the Company has provided a 100% valuation allowance against the deferred tax asset related to the permanent impairments.

  (8)   RELATED-PARTY TRANSACTIONS

        On December 31, 1997, Cova Life Management Company (CLMC) and Navisys Incorporated (Navisys), both affiliated companies, purchased certain assets of Johnson & Higgins/Kirke Van Orsdel, Inc. (J&H/KVI), an unaffiliated Delaware corporation, for $2,500,000, and merged them into Cova Life Administrative Service Company (CLASC), a joint subsidiary of CLMC and Navisys. Navisys purchased 51% of CLASC, and the remaining 49% was purchased by CLMC. The purchased assets are the administrative and service systems and organization that provide the policy service functions for the Company's life and annuity products. On October 31, 1999, CLMC purchased the remaining 51% interest in CLASC from Navisys for $1,184,414.

        The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, a Delaware corporation, which provides management services and the employees necessary to conduct the activities of the Company; Conning Asset Management, which provides investment advice; and CLASC, which provides underwriting, policy issuance, claims, and other policy administration functions. Additionally, a portion of overhead and other corporate expenses is allocated by the Company's parent, GALIC. Expenses and fees paid to affiliated companies in 1999, 1998, and 1997 by the Company were $2,496,782, $1,587,833, and $396,806, respectively.



  (9)   STATUTORY SURPLUS AND DIVIDEND RESTRICTION

        GAAP differs in certain respects from accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the recognition of deferred taxes under GAAP reporting, the nonrecognition of financial reinsurance for GAAP reporting, and the establishment of an asset valuation reserve as a contingent liability based on the credit quality of the Company's investment securities and an interest maintenance reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold under statutory accounting principles. In addition, adjustments to record the carrying values of debt securities and certain equity securities at estimated fair value are applied only under GAAP reporting and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their established fair values at the date of purchase, and shareholder's equity to the net purchase price.
        Statutory accounting does not recognize the purchase method of accounting.

        As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with GAAP were as follows:

                                                                                                  1999         1998
                                                                                               ------------ ------------
                                                                                                    (IN THOUSANDS)
        Statutory capital and surplus                                                        $     9,826       10,411
        Reconciling items:
            Statutory asset valuation reserve                                                        827        1,078
            Statutory interest maintenance reserve                                                   187          190
            GAAP investment adjustments to fair value                                             (6,122)       1,430
            GAAP deferred policy acquisition costs                                                15,093        9,142
            GAAP basis policy reserves                                                            (4,480)      (4,670)
            GAAP deferred federal income taxes (net)                                               1,232          585
            GAAP guarantee assessment adjustment                                                  (1,100)      (1,000)
            GAAP goodwill                                                                          1,631        1,813
            GAAP present value of future profits                                                   1,740          854
            GAAP future purchase price payable                                                      (172)        (342)
            GAAP investment valuation reserves                                                       (40)         (10)
            Other                                                                                      8            8
                                                                                               ------------ ------------
                   GAAP shareholder's equity                                                 $    18,630       19,489
                                                                                               ============ ============


        Statutory net loss for the years ended December 31, 1999, 1998, and 1997 was $1,478,513, $142,046, and $461,118, respectively.

        The maximum amount of dividends which can be paid by State of California insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory surplus or statutory net gain from operations for the preceding year. The maximum dividend permissible during 2000 will be $702,615, which is 10% of the Company's December 31, 1999 statutory surplus of $7,026,153.

        The National Association of Insurance Commissioners has developed certain risk based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1999, the Company's Total Adjusted Capital and Authorized Control Level RBC were $10,653,128 and $1,705,480, respectively. This level of adjusted capital qualifies under all tests.

(10)    GUARANTY FUND ASSESSMENTS

        The Company participates with life insurance companies licensed in California in an association formed to guaranty benefits to policyholders of insolvent life insurance companies. Under state law, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty association for insolvencies incurred through 1999, but for which assessments have not yet been determined or assessed, to a maximum generally of 1% of statutory premiums per annum.

        In November 1999, the National Organization of Life and Health Guaranty Associations distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for $1.1 million in future assessments on insolvencies that occurred before December 31, 1999. Under the coinsurance agreement between the Company and OakRe (see note 1), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. The Company paid $8,000, $33,505, and $460,167 in guaranty fund assessment in 1999, 1998, and 1997, respectively. These payments were substantially reimbursed by OakRe.

        At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments and may retain the remaining 20%. The credits to be retained were not material.

(11)    SUBSEQUENT EVENT

        The purchase of GenAmerica Corporation and subsidiary, including the Company, by MetLife was completed on January 6, 2000. On that date also, the Company's modified coinsurance agreement with MetLife was suspended for subsequent new business.







APPENDIX A --
ILLUSTRATION OF POLICY VALUES



In order to show you how the Policy works, we created some hypothetical examples. We chose two males ages 50 and 60. Our hypothetical insureds are non-smokers and in good health which means the Policy would be issued with preferred rates. For each of the two examples, we have illustrated all three available Death Benefit Options: Option A, Option B and Option C. We assumed ongoing annual premiums paid of $6,000 for the 50-year-old example and $9,000 for the 60-year-old example.

All of the illustrations that follow are based on the above. We also assumed the underlying investment portfolio had gross rates of return of 0%, 6% and 12 %. This means that the underlying investment portfolio would earn these rates of return before the deduction of the Mortality and Expense Risk Charge (equivalent to .55% for Policy Years 1-10, .45% for Policy Years 11-20 and .35% thereafter) and advisory fee and operating expenses (equal to approximately .91%). When these costs are taken into account, the net annual investment return rates (net of an average of 1.46% for these charges) are approximately -1.46%, 4.54% and 10.54%. The Policy will lapse if you do not make additional premiums where 0% is used in the illustrations.

It is important to be aware that these illustrations assume a level rate of return for all years. If the actual rate of return moves up and down over the years instead of remaining level, this may make a big difference in the long-term investment results of your Policy. In order to properly show you how the Policy actually works, we calculated values for the Accumulation Account Value, Cash Surrender Value and Death Benefit.

We used the charges we described in the Expenses Section of the prospectus. These charges are:

(1) A Federal Tax Charge of 1.3% and a Premium Tax Charge of 2.35% of each premium paid;

(2) A first year Sales Charge of 15% of premium up to Target Premium, 5% of premium above Target Premium. (The Sales Charge decreases to 5% of premium paid in Policy Years 2-10 and 2% of premium paid in Policy Years 11 and thereafter);

(3) A Monthly Policy Charge of $25 for the first Policy Year, decreasing to $6 per month thereafter;

(4) During the first ten years, a monthly Selection and Issue Expense Charge, generally ranging from four cents to one dollar per $1,000 of Face Amount;

(5) The Monthly Cost of Insurance Charge, based on both the current charges and the guaranteed charges;

(6) Any Surrender Charge which may be applicable in determining the Cash Surrender Values.

There is also a column labeled "Premiums Accumulated at 5% Interest Per Year." This shows how the annual premiums paid would grow if invested at 5% per year.

We will furnish you, upon request, a comparable personalized illustration reflecting the proposed insured's age, risk classification, Face Amount, premiums paid and reflecting both the current cost of insurance and guaranteed cost of insurance.



APPENDIX A --
ILLUSTRATION OF POLICY VALUES (continued)


                      Cova Financial Life Insurance Company


                    Flexible Premium Variable Life Insurance


                            Hypothetical Illustration





                                   Single Life


                    Male, Issue Age 50, Preferred Rate Class


      $6,000 Annual Premium Death Benefit Option A Face Amount of $250,000





           Assuming Hypothetical Gross Annual Investment return of 0%











                         CURRENT CHARGES*                                                     GUARANTEED CHARGES**





                        Premiums
                     Accumulated
      End of               at 5%                               Cash                                                 Cash
      Policy            Interest              Cash        Surrender             Death              Cash        Surrender     Death
       Year             Per Year             Value            Value           Benefit             Value            Value    Benefit





        1                  6,300             3,886            2,164           250,000             2,997            1,276    250,000


        2                 12,915             8,207            6,486           250,000             6,464            4,743    250,000


        3                 19,861            12,383           10,662           250,000             9,779            8,057    250,000


        4                 27,154            16,424           14,703           250,000            12,930           11,209    250,000


        5                 34,811            20,339           18,618           250,000            15,904           14,183    250,000


        6                 42,852            24,145           22,615           250,000            18,688           17,158    250,000


        7                 51,295            27,842           26,694           250,000            21,271           20,124    250,000


        8                 60,159            31,440           30,675           250,000            23,646           22,881    250,000


        9                 69,467            34,930           34,548           250,000            25,804           25,421    250,000


        10                79,241            38,308           38,308           250,000            27,722           27,722    250,000





        15               135,945            56,981           56,981           250,000            36,594           36,594    250,000


        20               208,316            70,470           70,470           250,000            34,557           34,557    250,000


        25               300,681            78,166           78,166           250,000            12,899           12,899    250,000


        30               418,565            76,620           76,620           250,000                 0                0          0





    *    These values reflect investment results using current cost of insurance rates.


    **  These values reflect investment results using guaranteed cost of insurance rates.











    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY


    AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS.  THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER


    VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS.


    NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR


    OR SUSTAINED OVER ANY PERIOD OF TIME.

















                      Cova Financial Life Insurance Company


                    Flexible Premium Variable Life Insurance


                            Hypothetical Illustration





                                   Single Life


                    Male, Issue Age 50, Preferred Rate Class


      $6,000 Annual Premium Death Benefit Option A Face Amount of $250,000





           Assuming Hypothetical Gross Annual Investment return of 6%











                         CURRENT CHARGES*                                                     GUARANTEED CHARGES**





                        Premiums
                     Accumulated
      End of               at 5%                               Cash                                                 Cash
      Policy            Interest              Cash        Surrender             Death              Cash        Surrender      Death
       Year             Per Year             Value            Value           Benefit             Value            Value    Benefit





        1                  6,300             4,155            2,433           250,000             3,237            1,516    250,000


        2                 12,915             9,018            7,297           250,000             7,165            5,444    250,000


        3                 19,861            14,018           12,297           250,000            11,169            9,448    250,000


        4                 27,154            19,173           17,452           250,000            15,243           13,522    250,000


        5                 34,811            24,496           22,775           250,000            19,374           17,653    250,000


        6                 42,852            30,013           28,483           250,000            23,555           22,025    250,000


        7                 51,295            35,733           34,586           250,000            27,775           26,628    250,000


        8                 60,159            41,677           40,912           250,000            32,034           31,269    250,000


        9                 69,467            47,847           47,465           250,000            36,326           35,943    250,000


        10                79,241            54,250           54,250           250,000            40,634           40,634    250,000





        15               135,945            94,503           94,503           250,000            66,332           66,332    250,000


        20               208,316           142,918          142,918           250,000            91,070           91,070    250,000


        25               300,681           205,052          205,052           250,000           112,287          112,287    250,000


        30               418,565           287,721          287,721           302,107           122,549          122,549    250,000





    *    These values reflect investment results using current cost of insurance rates.


    **  These values reflect investment results using guaranteed cost of insurance rates.











    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY


    AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS.  THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER


    VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS.


    NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR


    OR SUSTAINED OVER ANY PERIOD OF TIME.

















                      Cova Financial Life Insurance Company


                    Flexible Premium Variable Life Insurance


                            Hypothetical Illustration





                                   Single Life


                    Male, Issue Age 50, Preferred Rate Class


      $6,000 Annual Premium Death Benefit Option A Face Amount of $250,000





           Assuming Hypothetical Gross Annual Investment return of 12%











                         CURRENT CHARGES*                                                     GUARANTEED CHARGES**





                        Premiums
                     Accumulated
      End of               at 5%                               Cash                                                 Cash
      Policy            Interest              Cash        Surrender             Death              Cash        Surrender      Death
       Year             Per Year             Value            Value           Benefit             Value            Value    Benefit





        1                  6,300             4,424            2,703           250,000             3,479            1,758    250,000


        2                 12,915             9,862            8,141           250,000             7,898            6,176    250,000


        3                 19,861            15,789           14,068           250,000            12,681           10,959    250,000


        4                 27,154            22,269           20,548           250,000            17,859           16,138    250,000


        5                 34,811            29,369           27,648           250,000            23,463           21,742    250,000


        6                 42,852            37,177           35,647           250,000            29,531           28,001    250,000


        7                 51,295            45,770           44,622           250,000            36,108           34,960    250,000


        8                 60,159            55,246           54,481           250,000            43,252           42,487    250,000


        9                 69,467            65,696           65,313           250,000            51,028           50,645    250,000


        10                79,241            77,226           77,226           250,000            59,499           59,499    250,000





        15               135,945           161,294          161,294           250,000           121,018          121,018    250,000


        20               208,316           302,116          302,116           350,455           225,642          225,642    261,745


        25               300,681           536,532          536,532           574,090           405,112          405,112    433,470


        30               418,565           925,270          925,270           971,533           700,559          700,559    735,587





    *    These values reflect investment results using current cost of insurance rates.


    **  These values reflect investment results using guaranteed cost of insurance rates.











    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY


    AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS.  THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER


    VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS.


    NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR


    OR SUSTAINED OVER ANY PERIOD OF TIME.



















                      Cova Financial Life Insurance Company


                    Flexible Premium Variable Life Insurance


                            Hypothetical Illustration





                                   Single Life


                    Male, Issue Age 50, Preferred Rate Class


      $6,000 Annual Premium Death Benefit Option B Face Amount of $250,000





           Assuming Hypothetical Gross Annual Investment return of 0%











                         CURRENT CHARGES*                                                     GUARANTEED CHARGES**





                        Premiums
                     Accumulated
      End of               at 5%                               Cash                                                 Cash
      Policy            Interest              Cash        Surrender             Death              Cash        Surrender      Death
       Year             Per Year             Value            Value           Benefit             Value            Value    Benefit





        1                  6,300             3,880            2,159           253,880             2,977            1,256    252,977


        2                 12,915             8,187            6,465           258,187             6,405            4,684    256,405


        3                 19,861            12,335           10,614           262,335             9,657            7,935    259,657


        4                 27,154            16,335           14,614           266,335            12,720           10,999    262,720


        5                 34,811            20,192           18,470           270,192            15,576           13,854    265,576


        6                 42,852            23,923           22,393           273,923            18,209           16,679    268,209


        7                 51,295            27,526           26,378           277,526            20,604           19,456    270,604


        8                 60,159            31,010           30,245           281,010            22,751           21,986    272,751


        9                 69,467            34,365           33,982           284,365            24,637           24,254    274,637


        10                79,241            37,581           37,581           287,581            26,235           26,235    276,235





        15               135,945            54,844           54,844           304,844            32,464           32,464    282,464


        20               208,316            64,905           64,905           314,905            25,697           25,697    275,697


        25               300,681            66,135           66,135           316,135                 0                0          0


        30               418,565            53,865           53,865           303,865                 0                0          0





    *    These values reflect investment results using current cost of insurance rates.


    **  These values reflect investment results using guaranteed cost of insurance rates.











    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY


    AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS.  THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER


    VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS.


    NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR


    OR SUSTAINED OVER ANY PERIOD OF TIME.

















                      Cova Financial Life Insurance Company


                    Flexible Premium Variable Life Insurance


                            Hypothetical Illustration





                                   Single Life


                    Male, Issue Age 50, Preferred Rate Class


      $6,000 Annual Premium Death Benefit Option B Face Amount of $250,000





           Assuming Hypothetical Gross Annual Investment return of 6%











                         CURRENT CHARGES*                                                     GUARANTEED CHARGES**





                        Premiums
                     Accumulated
      End of               at 5%                               Cash                                                 Cash
      Policy            Interest              Cash        Surrender             Death              Cash        Surrender      Death
       Year             Per Year             Value            Value           Benefit             Value            Value    Benefit





        1                  6,300             4,149            2,427           254,149             3,216            1,495    253,216


        2                 12,915             8,995            7,274           258,995             7,100            5,378    257,100


        3                 19,861            13,963           12,242           263,963            11,029            9,308    261,029


        4                 27,154            19,066           17,345           269,066            14,991           13,270    264,991


        5                 34,811            24,314           22,592           274,314            18,965           17,244    268,965


        6                 42,852            29,727           28,197           279,727            22,933           21,403    272,933


        7                 51,295            35,311           34,163           285,311            26,874           25,727    276,874


        8                 60,159            41,080           40,315           291,080            30,775           30,010    280,775


        9                 69,467            47,029           46,646           297,029            34,615           34,232    284,615


        10                79,241            53,155           53,155           303,155            38,361           38,361    288,361





        15               135,945            90,612           90,612           340,612            58,527           58,527    308,527


        20               208,316           130,664          130,664           380,664            69,337           69,337    319,337


        25               300,681           171,937          171,937           421,937            59,365           59,365    309,365


        30               418,565           208,510          208,510           458,510             6,844            6,844    256,844





    *    These values reflect investment results using current cost of insurance rates.


    **  These values reflect investment results using guaranteed cost of insurance rates.











    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY


    AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS.  THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER


    VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS.


    NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR


    OR SUSTAINED OVER ANY PERIOD OF TIME.

















                      Cova Financial Life Insurance Company


                    Flexible Premium Variable Life Insurance


                            Hypothetical Illustration





                                   Single Life


                    Male, Issue Age 50, Preferred Rate Class


      $6,000 Annual Premium Death Benefit Option B Face Amount of $250,000





           Assuming Hypothetical Gross Annual Investment return of 12%











                         CURRENT CHARGES*                                                     GUARANTEED CHARGES**





                        Premiums
                     Accumulated
      End of               at 5%                               Cash                                                 Cash
      Policy            Interest              Cash        Surrender             Death              Cash        Surrender      Death
       Year             Per Year             Value            Value           Benefit             Value            Value    Benefit





        1                  6,300             4,418            2,697           254,418             3,457            1,735    253,457


        2                 12,915             9,837            8,116           259,837             7,825            6,104    257,825


        3                 19,861            15,727           14,005           265,727            12,520           10,799    262,520


        4                 27,154            22,143           20,422           272,143            17,560           15,839    267,560


        5                 34,811            29,145           27,424           279,145            22,957           21,236    272,957


        6                 42,852            36,812           35,282           286,812            28,731           27,201    278,731


        7                 51,295            45,208           44,061           295,208            34,900           33,753    284,900


        8                 60,159            54,420           53,655           304,420            41,494           40,729    291,494


        9                 69,467            64,517           64,135           314,517            48,537           48,154    298,537


        10                79,241            75,584           75,584           325,584            56,046           56,046    306,046





        15               135,945           154,153          154,153           404,153           106,256          106,256    356,256


        20               208,316           276,475          276,475           526,475           172,836          172,836    422,836


        25               300,681           470,121          470,121           720,121           257,038          257,038    507,038


        30               418,565           774,857          774,857         1,024,857           351,249          351,249    601,249





    *    These values reflect investment results using current cost of insurance rates.


    **  These values reflect investment results using guaranteed cost of insurance rates.











    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY


    AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS.  THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER


    VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS.


    NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR


    OR SUSTAINED OVER ANY PERIOD OF TIME.



















                      Cova Financial Life Insurance Company


                    Flexible Premium Variable Life Insurance


                            Hypothetical Illustration





                                   Single Life


                    Male, Issue Age 50, Preferred Rate Class


      $6,000 Annual Premium Death Benefit Option C Face Amount of $250,000





           Assuming Hypothetical Gross Annual Investment return of 0%











                         CURRENT CHARGES*                                                     GUARANTEED CHARGES**





                        Premiums
                     Accumulated
      End of               at 5%                               Cash                                                 Cash
      Policy            Interest              Cash        Surrender             Death              Cash        Surrender      Death
       Year             Per Year             Value            Value           Benefit             Value            Value    Benefit





        1                  6,300             3,886            2,164           250,000             2,997            1,276    250,000


        2                 12,915             8,207            6,486           250,000             6,464            4,743    250,000


        3                 19,861            12,383           10,662           250,000             9,779            8,057    250,000


        4                 27,154            16,424           14,703           250,000            12,930           11,209    250,000


        5                 34,811            20,339           18,618           250,000            15,904           14,183    250,000


        6                 42,852            24,145           22,615           250,000            18,688           17,158    250,000


        7                 51,295            27,842           26,694           250,000            21,271           20,124    250,000


        8                 60,159            31,440           30,675           250,000            23,646           22,881    250,000


        9                 69,467            34,930           34,548           250,000            25,804           25,421    250,000


        10                79,241            38,308           38,308           250,000            27,722           27,722    250,000





        15               135,945            56,981           56,981           250,000            36,594           36,594    250,000


        20               208,316            70,470           70,470           250,000            34,557           34,557    250,000


        25               300,681            78,166           78,166           250,000            12,899           12,899    250,000


        30               418,565            76,620           76,620           250,000                 0                0          0





    *    These values reflect investment results using current cost of insurance rates.


    **  These values reflect investment results using guaranteed cost of insurance rates.











    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY


    AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS.  THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER


    VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS.


    NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR


    OR SUSTAINED OVER ANY PERIOD OF TIME.

















                      Cova Financial Life Insurance Company


                    Flexible Premium Variable Life Insurance


                            Hypothetical Illustration





                                   Single Life


                    Male, Issue Age 50, Preferred Rate Class


      $6,000 Annual Premium Death Benefit Option C Face Amount of $250,000





           Assuming Hypothetical Gross Annual Investment return of 6%











                         CURRENT CHARGES*                                                     GUARANTEED CHARGES**





                        Premiums
                     Accumulated
      End of               at 5%                               Cash                                                 Cash
      Policy            Interest              Cash        Surrender             Death              Cash        Surrender      Death
       Year             Per Year             Value            Value           Benefit             Value            Value    Benefit





        1                  6,300             4,155            2,433           250,000             3,237            1,516    250,000


        2                 12,915             9,018            7,297           250,000             7,165            5,444    250,000


        3                 19,861            14,018           12,297           250,000            11,169            9,448    250,000


        4                 27,154            19,173           17,452           250,000            15,243           13,522    250,000


        5                 34,811            24,496           22,775           250,000            19,374           17,653    250,000


        6                 42,852            30,013           28,483           250,000            23,555           22,025    250,000


        7                 51,295            35,733           34,586           250,000            27,775           26,628    250,000


        8                 60,159            41,677           40,912           250,000            32,034           31,269    250,000


        9                 69,467            47,847           47,465           250,000            36,326           35,943    250,000


        10                79,241            54,250           54,250           250,000            40,634           40,634    250,000





        15               135,945            94,503           94,503           250,000            66,332           66,332    250,000


        20               208,316           142,918          142,918           250,000            91,070           91,070    250,000


        25               300,681           203,747          203,747           287,702           112,287          112,287    250,000


        30               418,565           275,764          275,764           358,314           122,549          122,549    250,000





    *    These values reflect investment results using current cost of insurance rates.


    **  These values reflect investment results using guaranteed cost of insurance rates.











    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY


    AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS.  THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER


    VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS.


    NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR


    OR SUSTAINED OVER ANY PERIOD OF TIME.

















                      Cova Financial Life Insurance Company


                    Flexible Premium Variable Life Insurance


                            Hypothetical Illustration





                                   Single Life


                    Male, Issue Age 50, Preferred Rate Class


      $6,000 Annual Premium Death Benefit Option C Face Amount of $250,000





           Assuming Hypothetical Gross Annual Investment return of 12%











                         CURRENT CHARGES*                                                     GUARANTEED CHARGES**





                        Premiums
                     Accumulated
      End of               at 5%                               Cash                                                 Cash
      Policy            Interest              Cash        Surrender             Death              Cash        Surrender      Death
       Year             Per Year             Value            Value           Benefit             Value            Value    Benefit





        1                  6,300             4,424            2,703           250,000             3,479            1,758    250,000


        2                 12,915             9,862            8,141           250,000             7,898            6,176    250,000


        3                 19,861            15,789           14,068           250,000            12,681           10,959    250,000


        4                 27,154            22,269           20,548           250,000            17,859           16,138    250,000


        5                 34,811            29,369           27,648           250,000            23,463           21,742    250,000


        6                 42,852            37,177           35,647           250,000            29,531           28,001    250,000


        7                 51,295            45,770           44,622           250,000            36,108           34,960    250,000


        8                 60,159            55,246           54,481           250,000            43,252           42,487    250,000


        9                 69,467            65,696           65,313           250,000            51,028           50,645    250,000


        10                79,241            77,226           77,226           250,000            59,499           59,499    250,000





        15               135,945           161,146          161,146           284,331           121,012          121,018    250,000


        20               208,316           295,516          295,516           462,699           220,189          220,189    344,756


        25               300,681           509,426          509,426           719,335           367,576          367,576    519,036


        30               418,565           845,005          845,005         1,097,957           577,576          577,576    750,473





    *    These values reflect investment results using current cost of insurance rates.


    **  These values reflect investment results using guaranteed cost of insurance rates.











    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY


    AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS.  THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER


    VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS.


    NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR


    OR SUSTAINED OVER ANY PERIOD OF TIME.



















                      Cova Financial Life Insurance Company


                    Flexible Premium Variable Life Insurance


                            Hypothetical Illustration





                                   Single Life


                    Male, Issue Age 60, Preferred Rate Class


      $9,000 Annual Premium Death Benefit Option A Face Amount of $250,000





           Assuming Hypothetical Gross Annual Investment return of 0%











                         CURRENT CHARGES*                                                     GUARANTEED CHARGES**





                        Premiums
                     Accumulated
      End of               at 5%                               Cash                                                 Cash
      Policy            Interest              Cash        Surrender             Death              Cash        Surrender      Death
       Year             Per Year             Value            Value           Benefit             Value            Value    Benefit





        1                  9,450             5,731            2,840           250,000             3,169              278    250,000


        2                 19,373            12,053            9,162           250,000             6,890            3,999    250,000


        3                 29,791            18,034           15,142           250,000            10,258            7,367    250,000


        4                 40,731            23,784           20,893           250,000            13,235           10,344    250,000


        5                 52,217            29,272           26,381           250,000            15,779           12,888    250,000


        6                 64,278            34,643           32,073           250,000            17,853           15,283    250,000


        7                 76,942            39,824           37,897           250,000            19,425           17,498    250,000


        8                 90,239            44,804           43,519           250,000            20,456           19,171    250,000


        9                104,201            49,590           48,948           250,000            20,905           20,262    250,000


        10               118,861            54,121           54,121           250,000            20,711           20,711    250,000





        15               203,917            78,955           78,955           250,000            12,308           12,308    250,000


        20               312,473            91,945           91,945           250,000                 0                0          0


        25               451,021            92,871           92,871           250,000                 0                0          0


        30               627,847            71,408           71,408           250,000                 0                0          0





    *    These values reflect investment results using current cost of insurance rates.


    **  These values reflect investment results using guaranteed cost of insurance rates.











    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY


    AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS.  THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER


    VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS.


    NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR


    OR SUSTAINED OVER ANY PERIOD OF TIME.

















                      Cova Financial Life Insurance Company


                    Flexible Premium Variable Life Insurance


                            Hypothetical Illustration





                                   Single Life


                    Male, Issue Age 60, Preferred Rate Class


      $9,000 Annual Premium Death Benefit Option A Face Amount of $250,000





           Assuming Hypothetical Gross Annual Investment return of 6%











                         CURRENT CHARGES*                                                     GUARANTEED CHARGES**





                        Premiums
                     Accumulated
      End of               at 5%                               Cash                                                 Cash
      Policy            Interest              Cash        Surrender             Death              Cash        Surrender      Death
       Year             Per Year             Value            Value           Benefit             Value            Value    Benefit





        1                  9,450             6,130            3,239           250,000             3,486              595    250,000


        2                 19,373            13,254           10,362           250,000             7,772            4,881    250,000


        3                 29,791            20,449           17,558           250,000            11,957            9,066    250,000


        4                 40,731            27,832           24,941           250,000            15,997           13,105    250,000


        5                 52,217            35,380           32,489           250,000            19,845           16,953    250,000


        6                 64,278            43,248           40,678           250,000            23,458           20,888    250,000


        7                 76,942            51,383           49,455           250,000            26,800           24,872    250,000


        8                 90,239            59,788           58,503           250,000            29,824           28,539    250,000


        9                104,201            68,494           67,852           250,000            32,483           31,841    250,000


        10               118,861            77,464           77,464           250,000            34,712           34,712    250,000





        15               203,917           134,708          134,708           250,000            42,665           42,665    250,000


        20               312,473           205,115          205,115           250,000            17,382           17,382    250,000


        25               451,021           302,603          302,603           317,733                 0                0          0


        30               627,847           422,536          422,536           443,663                 0                0          0





    *    These values reflect investment results using current cost of insurance rates.


    **  These values reflect investment results using guaranteed cost of insurance rates.











    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY


    AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS.  THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER


    VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS.


    NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR


    OR SUSTAINED OVER ANY PERIOD OF TIME.

















                      Cova Financial Life Insurance Company


                    Flexible Premium Variable Life Insurance


                            Hypothetical Illustration





                                   Single Life


                    Male, Issue Age 60, Preferred Rate Class


      $9,000 Annual Premium Death Benefit Option A Face Amount of $250,000





           Assuming Hypothetical Gross Annual Investment return of 12%











                         CURRENT CHARGES*                                                     GUARANTEED CHARGES**





                        Premiums
                     Accumulated
      End of               at 5%                               Cash                                                 Cash
      Policy            Interest              Cash        Surrender             Death              Cash        Surrender      Death
       Year             Per Year             Value            Value           Benefit             Value            Value    Benefit





        1                  9,450             6,529            3,638           250,000             3,806              915    250,000


        2                 19,373            14,504           11,613           250,000             8,698            5,807    250,000


        3                 29,791            23,067           20,175           250,000            13,815           10,923    250,000


        4                 40,731            32,397           29,506           250,000            19,147           16,256    250,000


        5                 52,217            42,553           39,661           250,000            24,690           21,799    250,000


        6                 64,278            53,775           51,205           250,000            30,445           27,875    250,000


        7                 76,942            66,121           64,194           250,000            36,431           34,503    250,000


        8                 90,239            79,715           78,430           250,000            42,664           41,379    250,000


        9                104,201            94,721           94,079           250,000            49,172           48,530    250,000


        10               118,861           111,272          111,272           250,000            55,981           55,981    250,000





        15               203,917           235,127          235,127           251,586           104,448          104,448    250,000


        20               312,473           444,341          444,341           466,558           181,717          181,717    250,000


        25               451,021           788,822          788,822           828,263           342,424          342,424    359,546


        30               627,847         1,347,291        1,347,291         1,414,656           601,688          601,688    631,772





    *    These values reflect investment results using current cost of insurance rates.


    **  These values reflect investment results using guaranteed cost of insurance rates.











    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY


    AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS.  THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER


    VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS.


    NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR


    OR SUSTAINED OVER ANY PERIOD OF TIME.



















                      Cova Financial Life Insurance Company


                    Flexible Premium Variable Life Insurance


                            Hypothetical Illustration





                                   Single Life


                    Male, Issue Age 60, Preferred Rate Class


      $9,000 Annual Premium Death Benefit Option B Face Amount of $250,000





           Assuming Hypothetical Gross Annual Investment return of 0%











                         CURRENT CHARGES*                                                     GUARANTEED CHARGES**





                        Premiums
                     Accumulated
      End of               at 5%                               Cash                                                 Cash
      Policy            Interest              Cash        Surrender             Death              Cash        Surrender      Death
       Year             Per Year             Value            Value           Benefit             Value            Value    Benefit





        1                  9,450             5,718            2,827           255,718             3,101              210    253,101


        2                 19,373            12,002            9,111           262,002             6,695            3,804    256,695


        3                 29,791            17,906           15,015           267,906             9,870            6,979    259,870


        4                 40,731            23,539           20,648           273,539            12,582            9,690    262,582


        5                 52,217            28,856           25,964           278,856            14,781           11,890    264,781


        6                 64,278            34,014           31,444           284,014            16,427           13,857    266,427


        7                 76,942            38,927           36,999           288,927            17,488           15,560    267,488


        8                 90,239            43,570           42,285           293,570            17,925           16,640    267,925


        9                104,201            47,947           47,304           297,947            17,702           17,060    267,702


        10               118,861            51,971           51,971           301,971            16,772           16,772    266,772





        15               203,917            72,010           72,010           322,010             3,818            3,818    253,818


        20               312,473            72,624           72,624           322,624                 0                0          0


        25               451,021            52,615           52,615           302,615                 0                0          0


        30               627,847             2,552            2,552           252,552                 0                0          0





    *    These values reflect investment results using current cost of insurance rates.


    **  These values reflect investment results using guaranteed cost of insurance rates.











    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY


    AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS.  THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER


    VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS.


    NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR


    OR SUSTAINED OVER ANY PERIOD OF TIME.

















                      Cova Financial Life Insurance Company


                    Flexible Premium Variable Life Insurance


                            Hypothetical Illustration





                                   Single Life


                    Male, Issue Age 60, Preferred Rate Class


      $9,000 Annual Premium Death Benefit Option B Face Amount of $250,000





           Assuming Hypothetical Gross Annual Investment return of 6%











                         CURRENT CHARGES*                                                     GUARANTEED CHARGES**





                        Premiums
                     Accumulated
      End of               at 5%                               Cash                                                 Cash
      Policy            Interest              Cash        Surrender             Death              Cash        Surrender      Death
       Year             Per Year             Value            Value           Benefit             Value            Value    Benefit





        1                  9,450             6,116            3,224           256,116             3,413              522    253,413


        2                 19,373            13,198           10,307           263,198             7,555            4,664    257,555


        3                 29,791            20,304           17,413           270,304            11,507            8,616    261,507


        4                 40,731            27,541           24,650           277,541            15,207           12,316    265,207


        5                 52,217            34,865           31,974           284,865            18,588           15,697    268,588


        6                 64,278            42,439           39,869           292,439            21,583           19,013    271,583


        7                 76,942            50,180           48,253           300,180            24,135           22,207    274,135


        8                 90,239            58,069           56,784           308,069            26,175           24,890    276,175


        9                104,201            66,111           65,469           316,111            27,633           26,991    277,633


        10               118,861            74,220           74,220           324,220            28,422           28,422    278,422





        15               203,917           121,994          121,994           371,994            23,912           23,912    273,912


        20               312,473           161,070          161,070           411,070                 0                0          0


        25               451,021           186,927          186,927           436,927                 0                0          0


        30               627,847           183,446          183,446           433,446                 0                0          0





    *    These values reflect investment results using current cost of insurance rates.


    **  These values reflect investment results using guaranteed cost of insurance rates.











    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY


    AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS.  THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER


    VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS.


    NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR


    OR SUSTAINED OVER ANY PERIOD OF TIME.

















                      Cova Financial Life Insurance Company


                    Flexible Premium Variable Life Insurance


                            Hypothetical Illustration





                                   Single Life


                    Male, Issue Age 60, Preferred Rate Class


      $9,000 Annual Premium Death Benefit Option B Face Amount of $250,000





           Assuming Hypothetical Gross Annual Investment return of 12%











                         CURRENT CHARGES*                                                     GUARANTEED CHARGES**





                        Premiums
                     Accumulated
      End of               at 5%                               Cash                                                 Cash
      Policy            Interest              Cash        Surrender             Death              Cash        Surrender      Death
       Year             Per Year             Value            Value           Benefit             Value            Value    Benefit





        1                  9,450             6,514            3,623           256,514             3,728              837    253,728


        2                 19,373            14,443           11,552           264,443             8,458            5,567    258,458


        3                 29,791            22,901           20,010           272,901            13,298           10,406    263,298


        4                 40,731            32,052           29,161           282,052            18,202           15,311    268,202


        5                 52,217            41,920           39,028           291,920            23,120           20,229    273,120


        6                 64,278            52,741           50,171           302,741            28,002           25,432    278,002


        7                 76,942            64,522           62,595           314,522            32,801           30,873    282,801


        8                 90,239            77,334           76,049           327,334            37,458           36,173    287,458


        9                104,201            91,285           90,642           341,285            41,911           41,268    291,911


        10               118,861           106,399          106,399           356,399            46,075           46,075    296,075





        15               203,917           211,680          211,680           461,680            64,995           64,995    314,995


        20               312,473           362,217          362,217           612,217            50,448           50,448    300,448


        25               451,021           586,718          586,718           836,718                 0                0          0


        30               627,847           919,061          919,061         1,169,061                 0                0          0





    *    These values reflect investment results using current cost of insurance rates.


    **  These values reflect investment results using guaranteed cost of insurance rates.











    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY


    AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS.  THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER


    VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS.


    NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR


    OR SUSTAINED OVER ANY PERIOD OF TIME.



















                      Cova Financial Life Insurance Company


                    Flexible Premium Variable Life Insurance


                            Hypothetical Illustration





                                   Single Life


                    Male, Issue Age 60, Preferred Rate Class


      $9,000 Annual Premium Death Benefit Option C Face Amount of $250,000





           Assuming Hypothetical Gross Annual Investment return of 0%











                         CURRENT CHARGES*                                                     GUARANTEED CHARGES**





                        Premiums
                     Accumulated
      End of               at 5%                               Cash                                                 Cash
      Policy            Interest              Cash        Surrender             Death              Cash        Surrender      Death
       Year             Per Year             Value            Value           Benefit             Value            Value    Benefit





        1                  9,450             5,731            2,840           250,000             3,169              278    250,000


        2                 19,373            12,053            9,162           250,000             6,890            3,999    250,000


        3                 29,791            18,034           15,142           250,000            10,258            7,367    250,000


        4                 40,731            23,784           20,893           250,000            13,235           10,344    250,000


        5                 52,217            29,272           26,381           250,000            15,779           12,888    250,000


        6                 64,278            34,643           32,073           250,000            17,853           15,283    250,000


        7                 76,942            39,824           37,897           250,000            19,425           17,498    250,000


        8                 90,239            44,804           43,519           250,000            20,456           19,171    250,000


        9                104,201            49,590           48,948           250,000            20,905           20,262    250,000


        10               118,861            54,121           54,121           250,000            20,711           20,711    250,000





        15               203,917            78,955           78,955           250,000            12,308           12,308    250,000


        20               312,473            91,945           91,945           250,000                 0                0          0


        25               451,021            92,871           92,871           250,000                 0                0          0


        30               627,847            71,408           71,408           250,000                 0                0          0





    *    These values reflect investment results using current cost of insurance rates.


    **  These values reflect investment results using guaranteed cost of insurance rates.











    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY


    AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS.  THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER


    VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS.


    NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR


    OR SUSTAINED OVER ANY PERIOD OF TIME.

















                      Cova Financial Life Insurance Company


                    Flexible Premium Variable Life Insurance


                            Hypothetical Illustration





                                   Single Life


                    Male, Issue Age 60, Preferred Rate Class


      $9,000 Annual Premium Death Benefit Option C Face Amount of $250,000





           Assuming Hypothetical Gross Annual Investment return of 6%











                         CURRENT CHARGES*                                                     GUARANTEED CHARGES**





                        Premiums
                     Accumulated
      End of               at 5%                               Cash                                                 Cash
      Policy            Interest              Cash        Surrender             Death              Cash        Surrender      Death
       Year             Per Year             Value            Value           Benefit             Value            Value    Benefit





        1                  9,450             6,130            3,239           250,000             3,486              595    250,000


        2                 19,373            13,254           10,362           250,000             7,772            4,881    250,000


        3                 29,791            20,449           17,558           250,000            11,957            9,066    250,000


        4                 40,731            27,832           24,941           250,000            15,997           13,105    250,000


        5                 52,217            35,380           32,489           250,000            19,845           16,953    250,000


        6                 64,278            43,248           40,678           250,000            23,458           20,888    250,000


        7                 76,942            51,383           49,455           250,000            26,800           24,872    250,000


        8                 90,239            59,788           58,503           250,000            29,824           28,539    250,000


        9                104,201            68,494           67,852           250,000            32,483           31,841    250,000


        10               118,861            77,464           77,464           250,000            34,712           34,712    250,000





        15               203,917           134,708          134,708           250,000            42,665           42,665    250,000


        20               312,473           204,687          204,687           265,959            17,382           17,382    250,000


        25               451,021           290,628          290,628           353,153                 0                0          0


        30               627,847           390,376          390,376           451,158                 0                0          0





    *    These values reflect investment results using current cost of insurance rates.


    **  These values reflect investment results using guaranteed cost of insurance rates.











    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY


    AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS.  THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER


    VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS.


    NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR


    OR SUSTAINED OVER ANY PERIOD OF TIME.

















                      Cova Financial Life Insurance Company


                    Flexible Premium Variable Life Insurance


                            Hypothetical Illustration





                                   Single Life


                    Male, Issue Age 60, Preferred Rate Class


      $9,000 Annual Premium Death Benefit Option C Face Amount of $250,000





           Assuming Hypothetical Gross Annual Investment return of 12%











                         CURRENT CHARGES*                                                     GUARANTEED CHARGES**





                        Premiums
                     Accumulated
      End of               at 5%                               Cash                                                 Cash
      Policy            Interest              Cash        Surrender             Death              Cash        Surrender      Death
       Year             Per Year             Value            Value           Benefit             Value            Value    Benefit





        1                  9,450             6,529            3,638           250,000             3,806              915    250,000


        2                 19,373            14,504           11,613           250,000             8,698            5,807    250,000


        3                 29,791            23,067           20,175           250,000            13,815           10,923    250,000


        4                 40,731            32,397           29,506           250,000            19,147           16,256    250,000


        5                 52,217            42,553           39,661           250,000            24,690           21,799    250,000


        6                 64,278            53,775           51,205           250,000            30,445           27,875    250,000


        7                 76,942            66,121           64,194           250,000            36,431           34,503    250,000


        8                 90,239            79,715           78,430           250,000            42,664           41,379    250,000


        9                104,201            94,721           94,079           250,000            49,172           48,530    250,000


        10               118,861           111,272          111,272           250,000            55,981           55,981    250,000





        15               203,917           233,367          233,367           329,526           104,448          104,448    250,000


        20               312,473           424,216          424,216           551,205           181,717          181,717    250,000


        25               451,021           723,355          723,355           878,977           316,109          316,109    384,117


        30               627,847         1,185,926        1,185,926         1,370,574           502,676          502,676    580,942





    *    These values reflect investment results using current cost of insurance rates.


    **  These values reflect investment results using guaranteed cost of insurance rates.











    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY


    AND DO NOT REPRESENT PAST OR FUTURE INVESTMENT RESULTS.  THE DEATH BENEFIT, CASH VALUE AND CASH SURRENDER


    VALUE FOR A CONTRACT MAY BE MORE OR LESS THAN THOSE SHOWN DEPENDING UPON ACTUAL INVESTMENT RESULTS.


    NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR


    OR SUSTAINED OVER ANY PERIOD OF TIME.















                                 APPENDIX B

                    PARTICIPATING INVESTMENT FUNDS

Below are the investment objectives and strategies of each investment portfolio available under the contract. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AIM VARIABLE INSURANCE FUNDS:
AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio.
The following portfolios are available under the contract:

     AIM V.I. CAPITAL APPRECIATION FUND

Investment Objective: The Fund's investment objective is growth of capital through investment in common stocks, with emphasis on medium- and small-sized companies. The portfolio managers focus on companies they believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

     AIM V.I. INTERNATIONAL EQUITY FUND

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital by investing in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum.

     AIM V.I. VALUE FUND

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital by investing primarily in equity securities judged by the Fund's investment advisor to be undervalued relative to the investment advisor's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     PREMIER GROWTH PORTFOLIO (Class A)

Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-50 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.

     REAL ESTATE INVESTMENT PORTFOLIO (Class A)

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.


COVA SERIES TRUST:
Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of Cova. Cova Series Trust is a mutual fund with multiple portfolios. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following portfolios are available under the contract:

PORTFOLIOS MANAGED BY J. P. MORGAN INVESTMENT MANAGEMENT INC.:

     INTERNATIONAL EQUITY PORTFOLIO

Investment Objective: The International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.

     LARGE CAP STOCK PORTFOLIO

Investment Objective: The Large Cap Stock Portfolio seeks to provide long-term growth of capital and income.

     QUALITY BOND PORTFOLIO

Investment Objective: The Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

     SELECT EQUITY PORTFOLIO

Investment Objective: The Select Equity Portfolio seeks to provide long-term growth of capital and income.

     SMALL CAP STOCK PORTFOLIO

Investment Objective: The Small Cap Stock Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

PORTFOLIOS MANAGED BY LORD, ABBETT & CO.:

     BOND DEBENTURE PORTFOLIO

Investment Objective: The Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

     DEVELOPING GROWTH PORTFOLIO

Investment Objective: The Developing Growth Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.

     LARGE CAP RESEARCH PORTFOLIO

Investment Objective: The Large Cap Research Portfolio seeks growth of capital and growth of income consistent with reasonable risk.

     LORD ABBETT GROWTH AND INCOME PORTFOLIO

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

     MID-CAP VALUE PORTFOLIO

Investment Objective: The Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 1 SHARES:

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Effective May 1, 2000 the portfolios of Templeton Variable Products Series Fund were merged into similar portfolios of Franklin Templeton Variable Insurance Products Trust. Each portfolio has two classes of shares:
Class 1 and Class 2. The portfolios available in connection with your contract are Class 1 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund, Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund, Templeton Investment Counsel, Inc. is the investment adviser for the Templeton International Securities Fund, and Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund. The following portfolios are available under the contract:

     MUTUAL SHARES SECURITIES FUND (the surviving fund of the merger with Mutual Shares Investments Fund)

Investment Objective and Principal Investments: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).

     FRANKLIN SMALL CAP FUND (the surviving fund of the merger with Franklin Small Cap Investments Fund)

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of U.S. small capitalization (small cap) growth companies.

     TEMPLETON INTERNATIONAL SECURITIES FUND (formerly, Templeton International
          Fund)

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located outside the U.S., including in emerging markets.

     TEMPLETON   DEVELOPING   MARKETS   SECURITIES  FUND  (formerly,   Templeton
     Developing Markets Fund)

Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in emerging market equity securities. Emerging market equity securities generally include equity securities that trade in emerging markets or are issued by companies that derive revenue from goods or services produced, or that have their principal activities or assets in, emerging market countries.


     TEMPLETON GROWTH SECURITIES FUND (the surviving fund of the merger with Templeton Stock Fund)

Investment Objective: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies located anywhere in the world, including in the U.S. and emerging markets.

GENERAL AMERICAN CAPITAL COMPANY
General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

     MONEY MARKET FUND

Investment Objective: The Money Market Fund's investment objective is to provide investors with current income while preserving capital and maintaining liquidity. The Fund seeks to achieve this objective by investing primarily in high-quality, short-term money market instruments. The Fund purchases securities that meet the quality, maturity, and diversification requirements applicable to money market funds.

GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co., is the investment adviser for the Goldman Sachs VIT Growth and Income Fund and Goldman Sachs VIT Internet Tollkeeper Fund and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs VIT International Equity Fund and the Goldman Sachs VIT Global Income Fund. The following portfolios are available under the contract:

     GOLDMAN SACHS VIT GLOBAL INCOME FUND

Investment Objective: The Fund seeks a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and enters into transactions in foreign currencies.

     GOLDMAN SACHS VIT INTERNET TOLLKEEPER FUND

Investment Objective: The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 90% of its total assets in equity securities and at least 65% of its total assets in equity securities of
"Internet Tollkeeper" companies, which are companies in the media, telecommunications, technology and Internet sectors which provide access, infrastructure, content and services to Internet companies and Internet users.

     GOLDMAN SACHS VIT GROWTH AND INCOME FUND

Investment Objective: The Fund seeks long-term growth of capital and growth of income by investing in large capitalization U.S. stocks that are believed to be undervalued or undiscovered in the marketplace.

     GOLDMAN SACHS VIT INTERNATIONAL EQUITY FUND

Investment Objective: The Fund seeks long-term capital appreciation by investing primarily in equity securities of companies organized outside the United States or whose securities are principally traded outside the United States. The Fund intends to invest in companies with public stock market capitalizations that are larger than $1 billion at the time of investment.


KEMPER VARIABLE SERIES
Kemper Variable Series is a mutual fund with multiple portfolios. Scudder Kemper Investments, Inc. is the investment adviser for the Kemper Government Securities Portfolio, the Kemper Small Cap Growth Portfolio and the Kemper Small Cap Value Portfolio. The following portfolios are available under the contract:

     KEMPER GOVERNMENT SECURITIES PORTFOLIO

Investment Objective: Kemper Government Securities seeks high current return consistent with preservation of capital. The Portfolio pursues its objective by investing at least 65% of its total assets in U.S. Government securities and repurchase agreements of U.S. Government securities.

     KEMPER SMALL CAP GROWTH PORTFOLIO

Investment Objective: Kemper Small Cap Growth Portfolio seeks maximum appreciation of investors' capital. The Portfolio pursues its objective by investing at least 65% of its total assets in small capitalization stocks similar in size to those companies comprising the Russell 2000 Index. Many of these companies would be in the early stages of their life cycle. Equity securities in which the Portfolio invests consist primarily of common stocks, but may include convertible securities, including warrants and rights.

     KEMPER SMALL CAP VALUE PORTFOLIO

Investment Objective: Kemper Small Cap Value Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in a diversified portfolio of the stocks of small U.S. companies, which are those similar in size to those comprising the Russell 2000 Index and that the investment manager believes to be undervalued. Under normal market conditions, the Portfolio invests at least 65% of its assets in small capitalization stocks similar in size to those comprising the Russell 2000 Index.


LIBERTY VARIABLE INVESTMENT TRUST:
Liberty Variable Investment Trust is a mutual fund with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the contract:

     NEWPORT TIGER FUND, VARIABLE SERIES

Investment Objective: The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests primarily in stocks of companies located in the nine Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines. The Fund typically invests in stocks of larger, well-established companies.

MFS VARIABLE INSURANCE TRUST:
MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

     MFS EMERGING GROWTH SERIES

Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities of emerging growth companies.

     MFS GLOBAL GOVERNMENTS SERIES

Investment Objective: The Series' investment objective is to provide income and capital appreciation. The Series invests primarily in U.S. and foreign government securities.

     MFS GROWTH WITH INCOME SERIES

Investment Objective: The Series' investment objective is to provide reasonable current income and long-term growth of capital and income. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities.

     MFS HIGH INCOME SERIES

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its total assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.

     MFS RESEARCH SERIES

Investment Objective: The Series' investment objective is long-term growth of capital and future income. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.


OPPENHEIMER VARIABLE ACCOUNT FUNDS:

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     OPPENHEIMER BOND FUND/VA

Investment Objective: The Fund's main objective is to seek a high level of current income. As a secondary objective, the Fund seeks capital appreciation when consistent with its primary objective. Normally, the Fund invests at least 65% of its total assets in investment-grade debt securities, U.S. Government securities and money market instruments.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA

Investment Objective: The Fund seeks capital appreciation by investing in securities of well-known established companies. The Fund invests mainly in common stocks of established and well-known U.S. companies.

     OPPENHEIMER HIGH INCOME FUND/VA

Investment Objective: The Fund seeks a high level of current income from investment in high-yield fixed income securities. The Fund invests mainly in a variety of high-yield fixed-income securities of domestic and foreign issuers.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA

Investment Objective: The Fund's objective is to seek high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund invests mainly in common stocks of U.S. companies, and can also invest in other equity securities such as preferred stocks and securities convertible into common stocks.

     OPPENHEIMER STRATEGIC BOND FUND/VA

Investment Objective: The Fund seeks a high level of current income. The Fund invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-grade high-yield securities of U.S. companies.


PUTNAM VARIABLE TRUST:
Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

     PUTNAM VT GROWTH AND INCOME FUND-CLASS IA SHARES

Investment Objective: The Fund seeks capital growth and current income.

     PUTNAM VT INTERNATIONAL GROWTH FUND-CLASS IA SHARES

Investment Objective: The Fund seeks capital appreciation.

     PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND-CLASS IA SHARES

Investment Objective: The Fund seeks long-term capital appreciation.

     PUTNAM VT NEW VALUE FUND-CLASS IA SHARES

Investment Objective: The Fund seeks long-term capital appreciation.

     PUTNAM VT VISTA FUND-CLASS IA SHARES

Investment Objective: The Fund seeks capital appreciation.

VARIABLE INSURANCE PRODUCTS FUND
VARIABLE INSURANCE PRODUCTS FUND II
VARIABLE INSURANCE PRODUCTS FUND III
Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund II are each a mutual fund with multiple portfolios managed by Fidelity Management & Research Company. The following portfolios are available under the policy:

VARIABLE INSURANCE PRODUCTS FUND

     VIP GROWTH PORTFOLIO

Investment   Objective:   The  Growth   Portfolio   seeks  to  achieve   capital
appreciation.

      VIP EQUITY-INCOME PORTFOLIO

Investment Objective: The Equity-Income Portfolio seeks reasonable income. The Fund will also consider the potential for capital appreciation. The Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500.

VARIABLE INSURANCE PRODUCTS FUND II

     VIP II CONTRAFUND(R) PORTFOLIO

Investment Objective: The Contrafund(R) Portfolio seeks long-term capital appreciation.

VARIABLE INSURANCE PRODUCTS FUND III

     VIP III GROWTH OPPORTUNITIES PORTFOLIO

Investment Objective: The Growth Opportunities Portfolio seeks to provide capital growth.

     VIP III GROWTH & INCOME PORTFOLIO

Investment Objective: The Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.



                                  PROSPECTUS - VERSION B

                                 Flexible Premium Variable Life Insurance Policy

                                                                       issued by

                                                             COVA FINANCIAL LIFE
                                                               INSURANCE COMPANY

                                                              COVA VARIABLE LIFE
                                                                    ACCOUNT FIVE





This prospectus describes the Flexible Premium Variable Life Insurance Policy that we are offering.

We have designed the Policy for use in estate and retirement planning and other insurance needs of individuals. The Policy provides for maximum flexibility by allowing you to vary your premium payments and to change the level of death benefits payable.

You, the policyowner, have a number of investment choices in the Policy. These investment choices include a General Account as well as the following 6 Investment Funds listed below which are offered through our Separate Account. When you purchase a Policy, you bear the complete investment risk. This means that the Accumulation Account Value of your Policy may increase and decrease depending upon the investment performance of the Investment Fund(s) you select. The duration of the Policy and, under some circumstances, the death benefit will increase and decrease depending upon investment performance.

General American Capital Company:

     Advisor: Conning Asset Management Company
         Money Market Fund


Russell Insurance Funds:

     Advisor: Frank Russell Investment Management Company
         Multi-Style Equity Fund
         Aggressive Equity Fund
         Non-U.S. Fund
         Real Estate Securities Fund
         Core Bond Fund


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Flexible Premium Variable Life Insurance Policy. The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains information regarding registrants that file electronically with the Commission.

The Policy:

o    is not a bank deposit.

o    is not federally insured.

o    is not endorsed by any bank or government agency.

The Policy is subject to investment risk. You may be subject to loss of principal.

The SEC has not approved the Policy or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

DATE: May 1, 2000



TABLE OF CONTENTS                                         Page

 SPECIAL TERMS

 SUMMARY
     The Variable Life Insurance Policy
     Purchases
     Investment Choices
     Expenses
     Death Benefit
     Taxes
     Access to Your Money
     Other Information
     Inquiries

PART I
  1. THE VARIABLE LIFE INSURANCE POLICY

  2. PURCHASES
     Application for a Policy
     Premiums
     Unscheduled Premiums
     Lapse and Grace Period
     Reinstatement
     Allocation of Premium
     Accumulation Account Value of Your Policy
     Method of Determining Accumulation Account
        Value of an Investment Fund
     Net Investment Factor
     Our Right to Reject or Return a Premium Payment

  3. INVESTMENT FUNDS
     Substitution and Limitations on Further Investments
     Transfers
     Dollar Cost Averaging
     Portfolio Rebalancing
     Approved Asset Allocation Programs

  4. EXPENSES
     Tax Charges
     Sales Charge
     Selection and Issue Expense Charge
     Monthly Policy Charge
     Monthly Cost of Insurance Charge
     Charges for Additional Benefit Riders
     Mortality and Expense Risk Charge
     Surrender Charge
     Transaction Charges
     Investment Fund Expenses

  5. DEATH BENEFIT
     Change of Death Benefit
     Change in Face Amount

  6. TAXES
     Life Insurance in General
     Taking Money Out of Your Policy
     Diversification

  7. ACCESS TO YOUR MONEY
     Policy Loans
     Loan Interest Charged
     Security
     Repaying Policy Debt
     Partial Withdrawals
     Pro-Rata Surrender
     Full Surrenders

  8. OTHER INFORMATION
     Cova
     Distribution
     The Separate Account
     Suspension of Payments or Transfers
     Ownership
     Adjustment of Charges

PART II
     Executive Officers and Directors
     Voting
     Disregard of Voting Instructions
     Legal Opinions
     Our Right to Contest
     Additional Benefits
     Federal Tax Status
        Introduction
        Diversification
        Tax Treatment of the Policy
        Policy Proceeds
        Tax Treatment of Loans and Surrenders
        Multiple Policies
        Tax Treatment of Assignments
        Qualified Plans
        Income Tax Withholding
     Reports to Owners
     Legal Proceedings
     Experts
     Financial Statements

APPENDIX - Illustration of Policy Values




SPECIAL TERMS
We have tried to make this prospectus as readable and understandable for you as possible. However, by the very nature of the Policy certain technical words or terms are unavoidable. We have identified some of these terms and provided you with a definition.

Accumulation Account Value -- The total of the amounts credited to the Owner in the Separate Account, the General Account and the Loan Account.

Attained Age -- The Issue Age of the Insured plus the number of completed Policy years.

Beneficiary -- The person(s) named in the application or by later designation to receive Policy proceeds in the event of the Insured's death. A Beneficiary may be changed as set forth in the Policy and this prospectus.

Cash Surrender Value -- The Accumulation Account Value of a Policy on the date of surrender, less any Indebtedness, less any unpaid selection and issue expense charge due for the remainder of the first Policy year, less any unpaid monthly Policy charge due for the remainder of the first Policy year, and less any surrender charge.

Face Amount -- The minimum death benefit under the Policy so long as the Policy remains in force before the Insured's Attained Age 100.

General Account -- Our assets other than those allocated to the Separate Account or any other separate account.

Indebtedness -- The sum of all unpaid Policy loans and accrued interest on loans.

Insured -- The person whose life is insured under the Policy.

Investment Funds -- Investments within the Separate Account which we make available under the Policy.

Investment Start Date -- The date the initial premium is applied to the General Account and/or the Investment Funds. This date is the later of the Issue Date or the date the initial premium is received at our Service Office. Issue Age -- The age of the Insured at his or her nearest birthday as of the Issue Date.

Issue Date -- The date as of which insurance coverage begins under a Policy. It is also the date from which Policy anniversaries, Policy years, and Policy months are measured. It is the Effective Date of coverage under the Policy.

Loan Account -- The account of Cova to which amounts securing Policy Loans are allocated. The Loan Account is part of Cova's General Account.

Loan Subaccount -- A Loan Subaccount has been established for the General Account and for each Investment Fund. Any Accumulation Account Value transferred to the Loan Account will be allocated to the appropriate Loan Subaccount to reflect the origin of the Accumulation Account Value. At any point in time, the Loan Account will equal the sum of all the Loan Subaccounts.

Monthly Anniversary -- The same date in each succeeding month as the Issue Date except that whenever the Monthly Anniversary falls on a date other than a Valuation Date, the Monthly Anniversary will be deemed the next Valuation Date. If any Monthly Anniversary would be the 29th, 30th, or 31st day of a month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.

Net Premium -- The premium paid, less the premium tax charge, less the Federal tax charge, less the sales charge.

Owner -- The owner of a Policy, as designated in the application or as subsequently changed.

Policy -- The flexible premium variable life insurance Policy offered by us and described in this prospectus.

Pro-Rata Surrender -- A requested reduction of both the Face Amount and the Accumulation Account Value by a given percentage.

Separate Account -- Cova Variable Life Account Five, a separate investment account established by Cova to receive and invest the Net Premiums paid under the Policy, and certain other variable life policies, and allocated by you to provide variable benefits.

Service Office -- Cova Financial Life Insurance Company, P.O. Box 66757, St. Louis, MO 63166-6757.

Target Premium -- A premium calculated when a Policy is issued, based on the Insured's age, sex (except in unisex policies) and risk class. The Target Premium is used to calculate the first year's premium expense charge, the surrender charge, and agent compensation under the Policy.

Valuation Date -- Each day that the New York Stock Exchange (NYSE) is open for trading and Cova is open for business. Cova is open for business every day that the NYSE is open for trading.

Valuation Period -- The period between two successive Valuation Dates, commencing at the close of the NYSE (usually 4:00 p.m. Eastern Standard Time) on a Valuation Date and ending with the close of the NYSE on the next succeeding Valuation Date.

The prospectus is divided into three sections: the Summary, Part I and Part II. The sections in the Summary correspond to sections in Part I of this prospectus which discuss the topics in more detail. Part II contains even more detailed information.



SUMMARY

1. THE VARIABLE LIFE INSURANCE POLICY

The variable life insurance Policy is a contract between you, the owner, and us, an insurance company. The Policy provides for the payment of a death benefit to your selected Beneficiary upon the death of the person insured. This death benefit is distributed free from Federal income taxes. The Policy can be used as part of your estate planning or used to save for retirement. The Insured is the person you choose to have insured under the Policy. You, the owner, can be the Insured, but you do not have to be.

The Policy described in this prospectus is a flexible premium variable life insurance policy. The Policy is "flexible" because:

o    the frequency and amount of premium payments can vary;

o    you can choose between death benefit options; and

o    you can change the amount of insurance coverage.

The Policy is "variable" because the Accumulation Account Value of your Policy, when allocated to the Investment Funds, may increase or decrease depending upon the investment results of the selected Investment Funds. The duration of your Policy may vary and, under certain circumstances, so may your death benefit.

So long as the Insured is alive, you can surrender the Policy for all or part of its Cash Surrender Value. You may also obtain a Policy loan, using the Policy as security. We will pay a death benefit when the Insured dies.

We make available a number of riders to meet a variety of your estate planning needs. The minimum Face Amount of insurance that we offer is $50,000.



2. PURCHASES

You purchase the Policy by completing the proper forms. Your registered representative can help you. In some circumstances, we may contact you for additional information regarding the Insured. We may require the Insured to provide us with medical records, physician's statement or a complete paramedical examination.

The minimum initial premium we accept is computed for you based on the Face Amount you request. The Policy is designed for the payment of subsequent premiums. You can establish planned annual premiums. The minimum subsequent premium that we accept is $10.



3. INVESTMENT CHOICES

You can put your money in our General Account or in any or all of the Investment Funds. A detailed description of the Investment Funds, their investment policies, restrictions, risks, and charges is contained in the prospectuses for each Investment Fund. You should read the prospectuses carefully.



4. EXPENSES

We make certain deductions from your premiums, your Accumulation Account Value and from the Investment Funds. These deductions are made for taxes, mortality and expense risks, administrative expenses, sales charges, the cost of providing life insurance protection and for the cost associated with the management and investment operations of the Investment Funds. These deductions are summarized as follows:

o    Deductions from each premium payment.

Tax Charges. We currently deduct 1.3% of each premium payment to pay the Federal Tax Charge. We also deduct a Premium Tax Charge currently equal to 2.35% to pay the state and local premium taxes.

Sales Charge. The Sales Charge, which is also referred to as the percent of premium charge, is determined as follows:

(1) in the first Policy year, 15% of the amount you pay up to the Target Premium, and 5% of the amount you pay over the Target Premium;

(2)  in the 2nd through 10th Policy years, 5% of the actual premium you pay; and

(3)  in the 11th Policy year and later, 2% of the actual premium you pay.

o    Monthly deductions from your Accumulation Account Value.

Selection and Issue Expense Charge. During the first 10 Policy years, we assess a charge of up to 1% per $1000 of Face Amount. This charge varies by Issue Age, risk class and sex (except in unisex policies) of the Insured.

Monthly Policy Charge. This charge is equal to $25 per month for the first Policy year, and $6 per Policy month thereafter. This amount is deducted from the Accumulation Account Value of your Policy on the Investment Start Date and each Monthly Anniversary date.

Monthly Cost of Insurance. This amount is deducted monthly from your Accumulation Account Value on the Investment Start Date and each Monthly Anniversary date. The amount of the deduction varies with the age, sex (except in unisex policies), risk class of the Insured, duration and the amount of death benefit at risk.

Charges for Additional Benefit Riders. On each Monthly Anniversary date, the amount of the charge, if any, for additional benefit riders is determined in accordance with the rider and is shown on the specifications page of your Policy.

o    Deductions from the Investment Funds.

Mortality and Expense Risk Charge. This risk charge is guaranteed not to exceed, on an annual basis, 0.55% of the average value of each of your Investment Funds and is deducted each Valuation Date.

The current risk charge depends on the number of years your Policy has been in force and is as follows:

     Years       Daily Charge Factor        Annual Equivalent
    --------     --------------------     -------------------

     1-10         .0015027%                 0.55%

     11-20        .0012301%                 0.45%

     21+          .0009572%                 0.35%

This deduction is guaranteed not to increase while the Policy is in force. We will not increase the mortality and expense risk charge to .55% in years 11 and beyond.


Investment Fund Expenses
Annual Fund Operating Expenses (as a percentage of average net assets)


                                                                                                              Total Annual
                                                                Management Fees                               Fund Expenses
                                                             (after reimbursement                         (after reimbursement
                                                               and/or waivers as                             and/or waivers
Investment Funds                                                    noted)            Other Fund Expenses       as noted)
------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Advisor: Conning Asset Management Company
       Money Market Fund                                             0.125%                   0.08%                  0.205%
------------------------------------------------------------------------------------------------------------------------------


Russell Insurance Funds (1)
Advisor: Frank Russell Investment Management Company
       Multi-Style Equity Fund                                        0.77%                   0.15%                  0.92%
       Aggressive Equity Fund                                         0.86%                   0.39%                  1.25%
       Non-U.S. Fund                                                  0.75%                   0.55%                  1.30%
       Real Estate Securities Fund                                    0.85%                   0.30%                  1.15%
       Core Bond Fund                                                 0.54%                   0.26%                  0.80%
------------------------------------------------------------------------------------------------------------------------------

(1) The manager of Russell Insurance Funds, Frank Russell Investment Management Company, has contractually agreed to waive, at least until April 30, 2001, a portion of the management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed the amounts set forth above under "Total Annual Fund Expenses" and to reimburse the Fund for all remaining expenses, after fee waivers which exceed the amount set forth above for each Fund under "Total Annual Fund Expenses." Absent such waiver and reimbursement, the management fees and total operating expenses would be .78% and .93% for the Multi-Style Equity Fund; .95% and 1.34% for the Aggressive Equity Fund; .95% and 1.50% for the Non-U.S. Fund; and .60% and .66% for the Core Bond Fund.

o    Deductions for surrenders, partial withdrawals and transfers.

Surrender Charge. A Surrender Charge may be deducted in the event you make a full or partial withdrawal of your Policy. If you surrender your Policy or let it lapse during the first ten Policy years, we will keep part of the Accumulation Account Value of your Policy to help us recover the costs of selling and issuing the Policy.

The Surrender Charge is 45% of the Target Premium if you surrender the Policy or let it lapse during the first five Policy years. Afterwards, the amount of the Surrender Charge goes down each month. After the 10th Policy year there is no charge. A Surrender Charge will apply to any decrease in Face Amount.

There is a table in your Policy that shows the amount of the Target Premium and the percentage of the Surrender Charge for each month.

If you make a partial withdrawal from your Policy, we will charge a pro-rated portion of the Surrender Charge. There may also be a Partial Withdrawal Fee charged.

Partial Withdrawal Fee and Transfer Fee. The first 12 requested transfers or partial withdrawals in a Policy year are free. For each partial withdrawal or transfer in excess of 12 in a Policy year, there is a fee assessed which is currently equal to $25.



5. DEATH BENEFIT

The amount of the death benefit depends on:

o    the Face Amount of your Policy;

o    the death benefit option in effect at the time of the Insured's death; and

o    under some circumstances the Accumulation Account Value of your Policy.

There are three death benefit options: Option A, Option B and Option C. If death benefit Option A is in effect, the death benefit is the greater of your total Face Amount in effect or the Accumulation Account Value of your Policy on the date of the Insured's death multiplied by the applicable factor. Under this option, the amount of the death benefit is fixed, except when we use the factor to determine the benefit percentage.

If death benefit Option B is in effect, the death benefit is the greater of your total Face Amount in effect plus the Accumulation Account Value of your Policy, or the Accumulation Account Value of your Policy multiplied by the applicable factor. Under this option, the amount of the death benefit is variable (but will never be less than the Face Amount).

If death benefit Option C is in effect, the death benefit is the greater of your total Face Amount in effect or the Accumulation Account Value multiplied by an Attained Age factor.

So long as the Policy remains in force, prior to the Insured's Attained Age 100, the minimum death benefit will be at least the current Face Amount.

Under certain circumstances you can change death benefit options. You can also change the Face Amount under certain circumstances.

At the time of application for a Policy, you designate a Beneficiary who is the person or persons who will receive the death proceeds. You can change your Beneficiary unless you have designated an irrevocable Beneficiary. The Beneficiary does not have to be a natural person.



6. TAXES

Your Policy has been designed to comply with the definition of life insurance in the Internal Revenue Code. As a result, the death proceeds paid under the Policy should be excludable from the gross income of your Beneficiary. However, estate taxes may apply. Any earnings in your Policy are not taxed until you take them out. The tax treatment of the loan proceeds and surrender proceeds will depend on whether the Policy is considered a Modified Endowment Contract (MEC). Proceeds taken out of a MEC are considered to come from earnings first and are includible in taxable income. If you are younger than 59 1/2 when you take money out of a MEC, you may also be subject to a 10% Federal tax penalty on the earnings withdrawn.



7. ACCESS TO YOUR MONEY

You can terminate your Policy at any time during the lifetime of the Insured and we will pay you the Cash Surrender Value of your Policy. At any time during the Insured's lifetime and before the Policy has terminated, you may withdraw a part of your Accumulation Account Value subject to the requirements of the Policy. When you terminate your Policy or make a partial withdrawal, a surrender charge and partial withdrawal fee may be assessed.

You can also borrow against the Accumulation Account Value of your Policy.



8. OTHER INFORMATION

Free Look. You can cancel the Policy within 20 days after you receive it or the 45th day after you sign your application, whichever period ends later. We will refund all premiums paid. In the state of California, if you are 60 years or older on the Issue Date, you can cancel your Policy within 30 days after you receive it in which case we will refund your Policy's Account Value plus fees and charges (i.e., premium tax charge, Federal tax charge, selection and issue expense charge, cost of insurance, monthly Policy charge, percent of premium charge and mortality and expense risk charge) deducted from the Account Value as of the day we receive your returned Policy. Upon completion of the underwriting process, we will allocate your initial Net Premium to the Money Market Fund until the reallocation date, which occurs upon the expiration of the free look period. After that, we will invest your Policy's Accumulation Account Value and any subsequent premiums as you requested.

Who Should Purchase the Policy? The Policy is designed for individuals and businesses that have a need for death protection but who also desire to potentially increase the values in their policies through investment in the Investment Funds. The Policy offers the following to individuals:

o    create or conserve one's estate;

o    supplement retirement income; and

o    access to funds through loans and surrenders.

If you currently own a variable life insurance policy on the life of the Insured, you should consider whether the purchase of the Policy is appropriate.

Also, you should carefully consider whether the Policy should be used to replace an existing Policy on the life the Insured.

Additional Features. The following additional features are offered:

o you can arrange to have a regular amount of money automatically transferred from the Money Market Fund to selected Investment Funds each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

o you can arrange to automatically readjust your Accumulation Account Value between Investment Funds periodically to keep the allocation you select. We call this feature Portfolio Rebalancing.

o we also offer a number of additional riders that are common to life insurance policies.

These features and riders may not be available in your state and may not be suitable for your particular situation.



9. INQUIRIES

If you need more information about purchasing a Policy, please contact us at:

    Cova Life Sales Company
    One Tower Lane, Suite 3000
    Oakbrook Terrace, IL 60181
    800-523-1661

If you need Policyowner service (such as changes in Policy information, inquiry into Policy values, or to make a loan), please contact us at our service center:

    Cova Financial Life Insurance Company
    P.O. Box 66757
    St. Louis, MO 63166-6757
    877-357-4419

PART I

1.   THE VARIABLE LIFE INSURANCE POLICY

The variable life insurance Policy is a contract between you, the owner, and us, an insurance company. This kind of Policy is most commonly used for retirement planning and/or estate planning.

The Policy provides for life insurance coverage on the Insured. It has an Accumulation Account Value, a death benefit, surrender rights, loan privileges and other characteristics associated with traditional and universal life insurance. However, since the Policy is a variable life insurance policy, the value of your Policy will increase or decrease depending upon the investment experience of the Investment Funds you choose. The duration or amount of the death benefit may also vary based on the investment performance of the underlying Investment Funds. To the extent you select any of the Investment Funds, you bear the investment risk. If your Accumulation Account Value less any loans, loan interest accrued, unpaid selection and issue charge due for the remainder of the first Policy year and, if surrender charges and any Partial Withdrawal Fee is insufficient to pay the monthly deductions, the Policy may terminate.

Because the Policy is like traditional and universal life insurance, it provides a death benefit which is paid to your named Beneficiary. When the Insured dies, the death proceeds are paid to your Beneficiary which should be excludable from the gross income of the Beneficiary. The tax-free death proceeds make this an excellent way to accumulate money you do not think you will use in your lifetime. It is also a tax-efficient way to provide for those you leave behind. If you need access to your money, you can borrow from the Policy, make a total surrender or a partial withdrawal.



2.   PURCHASES


Application for a Policy
In order to purchase a Policy, you must submit an application to us that requests information about the proposed Insured. In some cases, we will ask for additional information. We may request that the proposed Insured provide us with medical records, a physician's statement or possibly require other medical tests.


Premiums
Before coverage begins under a Policy, the application and the premium must be in good order as determined by our administrative rules. You may receive a copy of a Policy before that time for examination but there will be no coverage. Each premium after the initial premium must be at least $10. The Policy is not designed for professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers.

You can establish a schedule of planned premiums. We will send you billing notices for these premium payments. A failure to pay such a premium payment will not itself cause the Policy to lapse.


Unscheduled Premiums
You can make additional unscheduled premium payments at any time while the Policy is in force. However, in order to preserve the favorable tax status of the Policy, we may limit the amount of the premiums and may return any premiums that exceed the limits stated under the Internal Revenue Code.

If Cova receives a premium payment which would cause the death benefit to increase by an amount that exceeds the Net Premium portion of the payment, then Cova reserves the right to:

(1)  refuse that premium payment; or

(2)  require additional evidence of insurability before it accepts the premium.


Lapse and Grace Period
During the first 5 Policy years, your Policy will not lapse if the Cash Surrender Value of your Policy is insufficient to pay for the monthly deductions when:

o the sum of all premiums paid on the Policy (reduced by any partial withdrawals and any outstanding loan balance) is at least equal to the sum of the No Lapse Monthly Premiums for the elapsed months since the Issue Date.

The No Lapse Monthly Premium amount is found on the specifications page of your Policy. This amount may be modified if you change your Face Amount, make a change in the premium class of the Insured within 5 years of the Issue Date, or if there is an addition or deletion of a rider.

Lapse will occur if:

o the Cash Surrender Value is not sufficient to cover the monthly deduction (except for reasons stated above);

o the sum of all the premiums you paid into the Policy (reduced by any partial withdrawal or any outstanding loan balance) is less than the No Lapse Monthly Premium; and

o    a grace period expires without a sufficient premium payment.

When a Policy is about to terminate, the Policy provides a grace period in order for you to make a premium payment or a loan repayment to keep your Policy in force. The grace period, which is 62 days, begins on the Monthly Anniversary on which the Cash Surrender Value is insufficient to meet the next monthly deduction. We will notify you by mail of the amount of additional premium that must be paid to keep the Policy from terminating. If we do not receive the required amount within the grace period, the Policy will lapse and terminate without Accumulation Account Value.

If the Insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit otherwise payable.


Reinstatement
If your Policy terminated at the end of a grace period, you can request that we reinstate it (restore your insurance coverage) anytime within 5 years after its termination. To reinstate your Policy you must:

o    submit a written request for reinstatement;

o submit proof satisfactory to us that the Insured is still insurable at the risk class that applies for the latest Face Amount portion then in effect;

o pay a Net Premium large enough to cover the monthly deductions that were due at the time of lapse and 2 times the monthly deduction due at the time of reinstatement; and

o pay an amount large enough to cover any loan interest due and unpaid at the time of lapse.

The reinstatement date is the date on or following the day we approve the application for reinstatement. The Accumulation Account Value of your Policy on the reinstatement date is equal to:

o    the amount of any Policy loan reinstated;

o increased by the Net Premiums paid at reinstatement, any Policy loan paid at the time of reinstatement, and the amount of any surrender charge paid at the time of lapse.

The Policy may not be reinstated if it has been surrendered or if the Insured dies before the reinstatement date. There will be a full monthly deduction for the Policy month which includes the reinstatement date.


Allocation of Premium
When we receive a premium from you, we deduct:

o    a Tax Charge for premium taxes and Federal taxes; and

o    a Sales Charge.

The premium less these charges is referred to as the Net Premium. Your Net Premium is allocated to the General Account or one or more of the Investment Funds, as selected by you.

When we issue you a Policy, we automatically allocate your initial premium to the Money Market Fund. Once the free look period expires, the Accumulation Account Value of your Policy is allocated to the General Account and/or the Investment Funds in accordance with your selections requested in the application. For any chosen allocation, the minimum percentage that may be allocated is 5% of the Net Premium and the percentages must be in whole numbers. This allocation is not subject to the transfer fee provision. However, we reserve the right to limit the number of selections that you may invest in at any one time.


Accumulation Account Value of Your Policy
The Accumulation Account Value equals the sum of the amounts in the General Account, the Investment Funds you have selected, and the Loan Account.


Method of Determining Accumulation
Account Value of an Investment Fund
The value of your Policy will go up or down depending upon the investment performance of the Investment Fund(s) you choose and the charges and deductions made against your Policy.

The Accumulation Account Value of the Investment Funds is determined for each Valuation Period. When we apply your initial premium to an Investment Fund, the Accumulation Account Value equals the Net Premium allocated to the Investment Fund, minus the monthly deduction(s) due from the Issue Date through the Investment Start Date. Thereafter, on each Valuation Date, the Accumulation Account Value in an Investment Fund will equal:

(1) The Accumulation Account Value in the Investment Fund on the preceding Valuation Date, multiplied by the Investment Fund's Net Investment Factor (defined below) for the current Valuation Period; plus

(2) Any Net Premium payments received during the current Valuation Period which are allocated to the Investment Fund; plus

(3) Any loan repayments allocated to the Investment Fund during the current Valuation Period; plus

(4) Any amounts transferred to the Investment Fund from the General Account or from another Investment Fund during the current Valuation Period; plus

(5) That portion of the interest credited on outstanding loans which is allocated to the Investment Fund during the current Valuation Period; minus

(6) Any amounts transferred from the Investment Fund to the General Account, Loan Account, or to another Investment Fund during the current Valuation Period (including any transfer charges); minus

(7) Any partial withdrawals from the Investment Fund during the current Valuation Period; minus

(8) Any withdrawal due to a Pro-Rata Surrender from the Investment Fund during the current Valuation Period; minus

(9) Any withdrawal or surrender charges incurred during the current Valuation Period attributed to the Investment Fund in connection with a partial withdrawal or Pro-Rata Surrender; minus

(10) If a Monthly Anniversary occurs during the current Valuation Period, the portion of the monthly deduction allocated to the Investment Fund during the current Valuation Period to cover the Policy month which starts during that Valuation Period.


Net Investment Factor
The Net Investment Factor measures the investment performance of an Investment Fund during a Valuation Period. The Net Investment Factor for each Investment Fund for a Valuation Period is calculated as follows:

(1)  The value of the assets at the end of the preceding Valuation Period; plus

(2) The investment income and capital gains, realized or unrealized, credited to the assets in the Valuation Period for which the Net Investment Factor is being determined; minus

(3) The capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

(4) Any amount charged against each Investment Fund for taxes, including any tax or other economic burden resulting from the application of the tax laws determined by us to be properly attributable to the Investment Funds, or any amount set aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of each Investment Fund; minus

(5) The mortality and expense risk charge equal to a percentage of the average net assets for each day in the Valuation Period. This charge, for mortality and expense risks, is determined by the length of time the Policy has been in force. It will not exceed the amounts shown in the following table:

        Policy           Percentage of        Effective
        Years            Avg. Net Assets      Annual Rate
       ---------         ----------------    ----------------
        1-10              0.0015027             0.55%

        11-20             0.0012301             0.45%

        21+               0.0009572             0.35%

     divided by

(6) The value of the assets at the end of the preceding Valuation Period.


Our Right to Reject or Return a Premium Payment
In order to receive the tax treatment for life insurance under the Internal Revenue Code (Code), a Policy must initially qualify and continue to qualify as life insurance under the Code. To maintain this qualification, we have reserved the right under the Policy to return any premiums paid which we have determined will cause the Policy to fail as life insurance. We also have the right to make changes in the Policy or to make a distribution to the extent we determine this is necessary to continue to qualify the Policy as life insurance. Such distributions may have current income tax consequences to you.

If subsequent premiums will cause your Policy to become a Modified Endowment Contract (MEC) we will contact you prior to applying the premium to your Policy. If you elect to have the premium applied, we require that you acknowledge in writing that you understand the tax consequences of a MEC before we will apply the premiums.



3.   INVESTMENT FUNDS

There are currently 6 Investment Funds available in connection with the Policy we are offering here. The Investment Funds are offered through one of two open-end, diversified management investment companies: General American Capital Company and Russell Insurance Funds.

Purchasers should read this prospectus and the prospectuses for the above-listed investment companies carefully before investing.


The following is a list of the Investment Funds and investment managers available under the Policy:


GENERAL AMERICAN CAPITAL COMPANY
   Advisor: Conning Asset Management Company
   Money Market Fund


RUSSELL INSURANCE FUNDS
   Advisor: Frank Russell Investment Management Company
   Multi-Style Equity Fund
   Aggressive Equity Fund
   Non-U.S. Fund
   Real Estate Securities Fund
   Core Bond Fund


The investment objectives and policies of certain of the Investment Funds are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Funds may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

Shares of the Investment Funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain Investment Funds may also be sold directly to qualified plans. The Funds believe that offering their shares in this manner will not be disadvantageous to you.

We may enter into  certain  arrangements  under which we are  reimbursed  by the
Investment   Funds'   advisers,   distributors   and/or   affiliates   for   the
administrative services which we provide to the Funds.


Substitution and Limitations on Further Investments
We may substitute one of the Investment Funds you have selected with another Investment Fund. We will not do this without the prior approval of the Securities and Exchange Commission. We may also limit further investment in an Investment Fund. We will give you notice of our intention to do this.



Transfers
At your request, we will transfer amounts in your Policy from any Investment Fund to another Investment Fund, or to and from the General Account (subject to restrictions). The minimum amount that can be transferred is the lesser of the minimum transfer amount (currently $500), or the total value in an Investment Fund or the General Account. You can make twelve transfers or partial withdrawals in a Policy year without charge. We currently charge a transfer fee of $25 for additional transfers in a Policy year.

You cannot make a transfer out of our General Account in the first Policy year. The maximum amount you can transfer from the General Account in any Policy year after the 1st is the greater of:

(a) 25% of a Policy's Cash Surrender Value in the General Account at the beginning of the Policy year; or

(b) the previous Policy year's General Account maximum withdrawal amount not to exceed the total Cash Surrender Value of the Policy.

Transfers resulting from Policy loans will not be counted for purposes of the limitations on the amount or frequency of transfers allowed in each Policy year.

We have not designed this Policy or the underlying Investment Funds for use by professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers. If it appears that there is a pattern of exchanges that coincides with a "market timing" strategy and are disruptive to the Investment Funds, the transfer will be refused. Policies under common ownership or control may be aggregated for purposes of transfer limits. We will coordinate with the Fund managers to restrict the transfer privilege or reject any specific premium allocation request for any person, if, in the Investment Fund manager's judgment, the Investment Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

Although we currently intend to continue to permit transfers for the foreseeable future, the Policy provides that we may at any time revoke, modify, or limit the transfer privilege.


Dollar Cost Averaging
Dollar cost averaging is a program which enables you to allocate specified dollar amounts from the Money Market Fund to other Investment Funds on a monthly basis. By allocating amounts on a monthly basis, you may be less susceptible to the impact of market fluctuations.

Dollar cost averaging may be selected by completing the proper forms. The minimum transfer amount is $100. The minimum amount that can be allocated to an Investment Fund is 5% of the amount transferred. You can elect to participate in this program at any time by properly completing the dollar cost averaging election form.

Dollar cost averaging will terminate when any of the following occurs:

1)   the value of the Money Market Fund is completely depleted; or

2)   you request termination in writing.

There is no current charge for dollar cost averaging but we reserve the right to charge for this program in the future. Transfers made under dollar cost averaging do not count against the total of 12 transfers allowed without charge in a Policy year. Dollar cost averaging cannot be used simultaneously with the portfolio rebalancing program.


Portfolio Rebalancing
Over time, the funds in the General Account and the Investment Funds will accumulate at different rates as a result of different investment returns. You may direct us to automatically restore the balance of the Accumulation Account Value in the General Account and in the Investment Funds to the percentages determined in advance. There are two methods of rebalancing available -- periodic and variance.

Periodic Rebalancing. Under this option you elect a frequency (monthly, quarterly, semiannually or annually), measured from the Policy anniversary. On each date elected, we will rebalance the Investment Funds and/or General Account to reallocate the Accumulation Account Value according to the investment percentages you elected.

Variance Rebalancing. Under this option you elect a specific allocation percentage for the General Account and each Investment Fund. For each such account, the allocation percentage (if not zero) must be a whole percentage and must not be less than five percent. You also elect a maximum variance percentage (5%, 10%, 15%, or 20% only), and can exclude specific Investment Funds and/or the General Account from being rebalanced. On each Monthly Anniversary we will review the current balances to determine whether any Investment Fund balance is outside of the variance range (either above or below) as a percentage of the specified allocation percentage. If any Investment Fund is outside of the variance range, we will generate transfers to rebalance all of the specified Investment Funds and/or the General Account back to the predetermined percentages.

Transfers resulting from portfolio rebalancing will not be counted against the total number of transfers allowed in a Policy year before a charge is applied.

You may elect either method of portfolio rebalancing by specifying it on the Policy application, or may elect it later for an in force Policy, or may cancel it, by submitting a change form acceptable to us.

We reserve the right to suspend portfolio rebalancing at any time on any class of policies on a nondiscriminatory basis, or to charge an administrative fee for election changes in excess of a specified number in a Policy year in accordance with our administrative rules. Portfolio rebalancing cannot be used simultaneously with the dollar cost averaging program.


Approved Asset Allocation Programs
We recognize the value to certain Owners of having available, on a continuous basis, advice for the allocation of their money among the Investment Funds available under the Policy. Certain providers of these types of services have agreed to provide such services to Owners in accordance with our administrative rules regarding such programs.

We have made no independent investigation of these programs. We have only established that these programs are compatible with our administrative systems and rules.

Even though we permit the use of approved asset allocation programs, the Policy was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the Investment Funds, and should we become aware of such disruptive practices, we may modify the transfer privilege either on an individual or class basis.

If you participate in an approved asset allocation program, the transfers made under the program are not taken into account in determining any transaction charges.



4.   EXPENSES

There are charges and other expenses associated with the Policy that reduce the return on your investment in the Policy. The charges and expenses are:


Tax Charges
There are charges for Federal taxes, and state and local premium taxes which are deducted from each premium payment. The Federal tax charge is currently 1.3% of each premium. The premium tax charge is currently 2.35% of premium payments. If the tax rates change, we may change the amount of the deduction to cover the new rate.


Sales Charge
A sales charge will be deducted from each premium payment to partially compensate us for expenses incurred in distributing the Policy and any additional benefits provided by riders. We currently intend to deduct a sales charge determined according to the following schedule:

   Policy Year 1:     15% of premium up to Target Premium; 5%
                      of premium above Target Premium
   Policy Years 2-10: 5% of all premium paid
   Policy Years 11+:  2% of all premium paid

The expenses covered by the sales charge include agent sales commissions, the cost of printing prospectuses and sales literature, and any advertising costs. Where policies are issued to Insureds with higher mortality risks or to Insureds who have selected additional insurance benefits, a portion of the amount deducted for the sales charge is used to pay distribution expenses and other costs associated with these additional coverages.

To the extent that sales expenses are not recovered from the sales charge and the surrender charge, those expenses may be recovered from other sources, including the mortality and expense risk charge described below.


Selection and Issue Expense Charge
During the first ten Policy years, we generally assess a monthly selection and issue expense charge to cover the costs associated with the underwriting and issue of the Policy. The monthly charge per $1,000 of Face Amount ranges from approximately 4 cents to one dollar, and varies by Issue Age, risk class, and (except on unisex Policies) sex of the Insured.


Monthly Policy Charge
We deduct a monthly Policy charge on the Investment Start Date and each Monthly Anniversary date. The charge is equal to $25 per Policy month for the first Policy year. Thereafter, it is $6 per Policy month guaranteed not to increase while the Policy is in force.

The charge reimburses us for expenses incurred in the administration of the Policies. Such expenses include: confirmations, annual reports and account statements, maintenance of Policy records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for policyowner servicing and all accounting, valuation, regulatory and updating requirements.


Monthly Cost of Insurance Charge
This charge compensates us for the insurance coverage we provide in the month following the charge. The monthly cost of insurance charge for each Policy month equals the total of the insurance risk charges for the Policy month for each Face Amount portion then in effect.

The monthly cost of insurance charge is deducted on each Monthly Anniversary for the following Policy month. The monthly cost of insurance charge is determined in a manner that reflects the anticipated mortality of the Insured and the fact that the death benefit is not payable until the death of the Insured. Because the monthly cost of insurance charge depends upon a number of variables, the charge will vary for each Policy month. We will determine the cost of insurance charge by multiplying the applicable cost of insurance rate or rates by the net amount at risk (defined below) for each Policy month.

The monthly cost of insurance rates are determined at the beginning of each Policy year. The rates will be based on the Attained Age, duration, rate class, and (except for unisex policies) sex of the Insured at issue. The monthly cost of insurance rates generally increase as the Insured's Attained Age increases.

The rate class of an Insured also will affect the cost of insurance rate. For the initial Face Amount, we will use the rate class on the Issue Date. If the death benefit equals a percentage of Accumulation Account Value, an increase in Accumulation Account Value will cause an automatic increase in the death benefit. The rate class for such increase will be the same as that used for the initial Face Amount.

We currently place the Insured into a preferred rate class, a standard rate class, or into rate classes involving a higher mortality risk.

Actual monthly cost of insurance rates may change, and the actual monthly cost of insurance charge will be determined by us based on our expectations as to future mortality experience. However, the actual monthly cost of insurance rates will not be greater than the guaranteed cost of insurance rates set forth in the Policy. For Policies which are not in a substandard risk class, the guaranteed cost of insurance rates are equal to 100% of the rates set forth in the male/female smoker/non-smoker 1980 CSO Mortality Tables (1980 CSO Tables NA and SA and 1980 CSO Tables NG and SG for sex distinct policies and policies issued in qualified pension plans). All Policies are based on the Attained Age of the Insured. Higher rates apply if the Insured is determined to be in a substandard risk class.

In two otherwise identical policies, an Insured in the preferred rate class will have a lower cost of insurance than an Insured in a rate class involving higher mortality risk. Each rate class is also divided into two categories: smokers and nonsmokers. Non-smoker Insureds will generally incur a lower cost of insurance than similarly situated Insureds who smoke. (Insureds under Attained Age 20 are automatically assigned to the non-smoker rate class.)

The net amount at risk for a Policy month is:

(1) the death benefit at the beginning of the Policy month divided by 1.0032737 (which reduces the net amount at risk, solely for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%); less

(2)  the Accumulation Account Value at the beginning of the Policy month.

In calculating the monthly cost of insurance charges, the cost of insurance rate for a Face Amount is applied to the net amount at risk for that Face Amount.


Charges for Additional Benefit Riders
The amount of the charge, if any, each Policy month for additional benefit riders is determined in accordance with the rider and is shown on the specifications page of your Policy.


Mortality and Expense Risk Charge
We will deduct a daily charge from the Investment Funds. The amount of the deduction is determined as a percentage of the average net assets of each Investment Fund. The current daily deduction percentages, and the equivalent effective annual rates, are:

                        Daily
      Policy            Charge              Annual
      Years             Factor              Equivalent
     --------          -----------          -----------
      1-10              .0015027%           0.55%
      11-20             .0012301%           0.45%
      21+               .0009572%           0.35%

This deduction is guaranteed not to increase while the Policy is in force. This risk charge compensates us for assuming the mortality and expense risks under the Policy. The mortality risk assumed by us is that the Insureds, as a group, may not live as long as expected. The expense risk assumed by us is that actual expenses may be greater than those assumed.
We expect to profit from this charge.


Surrender Charge
For up to 10 years after the Issue Date, we will impose a contingent deferred sales charge, also referred to as a surrender charge, when the following occur:

o    upon surrender or lapse of the Policy;

o    upon a partial withdrawal;

o    upon a Pro-Rata Surrender; or

o    upon a decrease in Face Amount.

The amount of the charge assessed will depend upon a number of factors, including the type of event (a full surrender, lapse, or partial withdrawal), the amount of any premium payments made under the Policy prior to the event, and the number of Policy years having elapsed since the Policy was issued.

The surrender charge compensates us for expenses relating to the distribution of the Policy, including agents' commissions, advertising, and the printing of the prospectus and sales literature.

The surrender charge percentage is shown in the following table.

  If surrender or lapse occurs in The percentage of the annual the last month of Policy year:  Target Premium payable is:
 ------------------------------  ----------------------------

          1 through 5                         45%

               6                              40%

               7                              30%

               8                              20%

               9                              10%

         10 and later                         0%

The Target Premium (on which we base the surrender charge) is shown in your Policy. As shown above, the maximum surrender charge is 45% of the annual Target Premium payable.

In addition, the percentages are reduced equally for each Policy month during the years shown. For example, during the seventh year, the percentage is reduced equally each month from 40% at the end of the sixth year to 30% at the end of the seventh year. This table may be modified if required by law or regulation of the governing jurisdiction.

The amount of the surrender charge deducted upon a partial withdrawal or Pro-Rata Surrender will equal a fraction of the charge that would be deducted if the Policy were surrendered at that time. The fraction will be determined by dividing the amount of the withdrawal by the Accumulation Account Value before the withdrawal and multiplying the result by the surrender charge. Immediately after a withdrawal, the Policy's remaining surrender charge will equal the amount of the surrender charge immediately before the withdrawal less the amount deducted in connection with the withdrawal.

A surrender charge will apply when there is a decrease in Face Amount for up to 10 years from the Policy's Issue Date. A partial withdrawal may cause a decrease in Face Amount and therefore, we may deduct a surrender charge. If the Face Amount is decreased by some fraction of any previous increases in Face Amount and/or the Face Amount at issue, the surrender charge deducted will be the previously defined surrender charge multiplied by the fraction.


Transaction Charges
There is no transaction charge for the first twelve partial withdrawals or requested transfers in a Policy year. We will impose a charge of $25 for each partial withdrawal or requested transfer in excess of twelve in a Policy year. We may revoke or modify the privilege of transferring amounts to or from the General Account at any time. Partial withdrawals and Pro-Rata Surrenders will result in the imposition of the applicable surrender charge.


Investment Fund Expenses
The expenses of the Investment Funds are shown in the Summary.

The value of the net assets of the Investment Funds will reflect the investment advisory fee and other expenses incurred by the underlying investment companies.

The Investment Fund expenses are collected from the underlying Investment Fund, and are not direct charges against the Separate Account assets or reductions from the Policy's Accumulation Account Value. Expenses of the Funds are not fixed or specified under the terms of the Policy, and actual expenses may vary. These underlying Investment Fund expenses are taken into consideration in computing each Investment Fund's net asset value, which is used to calculate the unit values in the Separate Account. The management fees and other expenses are more fully described in the prospectus of each individual Investment Fund. The information relating to the Investment Fund expenses was provided by the Investment Fund and was not independently verified by us. Except as otherwise specifically noted, the management fees and other expenses are not currently subject to fee waivers or expense reimbursements.



5.   DEATH BENEFIT

The amount of the death benefit depends on the total Face Amount, the Accumulation Account Value of your Policy on the date of death and the death benefit option (Option A, Option B, or Option C) in effect at that time. The actual amount we will pay the Beneficiary will be reduced by any Indebtedness.

The initial Face Amount and the death benefit option in effect on the Issue Date are shown on the specifications page of your Policy.

Option A. The amount of the death benefit under Option A is the greater of:

o    the Face Amount; or

o the Accumulation Account Value of your Policy on the date of death multiplied by the applicable multiple percentage shown in the "Applicable Percentage of Accumulation Account Value Table For Insureds Less than Age 100" shown below.

Option B. The amount of the death benefit under Option B is the greater of:

o the Face Amount plus the Accumulation Account Value of your Policy on the date of death; or

o the Accumulation Account Value of your Policy on the date of death multiplied by the applicable multiple percentage shown in the "Applicable Percentage of Accumulation Account Value Table For Insureds Less than Age 100" shown below.

            Applicable Percentage of Accumulation Account Value Table
                         For Insureds Less Than Age 100

    Insured                 Policy Accumulation Account Value
    Person's Age            Multiple Percentage
   ----------------         ----------------------------------

    40 or under                             250%
        45                                  215%
        50                                  185%
        55                                  150%
        60                                  130%
        65                                  120%
        70                                  115%
     78 to 90                               105%
     95 to 99                               101%

For ages that are not shown on this table the applicable percentage multiples will decrease by a ratable portion for each full year.

Option C. The amount of the death benefit under Option C is the greater of:

o    the Face Amount; or

o the Accumulation Account Value of your Policy on the date of the Insured's death multiplied by the applicable factor from the Table of Attained Age Factors shown in your Policy.

If your Policy is in force after the Insured's Attained Age is 100, then the Death Benefit will be 101% of the Policy's Accumulation Account Value.


Change of Death Benefit
If the Policy was issued with either death benefit Option A or death benefit Option B, the death benefit option may be changed. A Policy issued under death benefit Option C may not be changed for the entire lifetime of the Policy. Similarly, a Policy issued under either death benefit Option A or B may not change to death benefit Option C for the lifetime of the Policy. A request for change must be made to us in writing. The Effective Date of such a change will be the Monthly Anniversary on or following the date we receive the change request.

A death benefit Option A Policy may be changed to have death benefit Option B. The Face Amount will be decreased to equal the death benefit less the Accumulation Account Value on the Effective Date of the change. Satisfactory evidence of insurability must be submitted to us in connection with a request for a change from death benefit Option A to death benefit Option B. A change may not be made if it would result in a Face Amount of less than the minimum Face Amount.

A death benefit Option B Policy may be changed to have death benefit Option A. The Face Amount will be increased to equal the death benefit on the Effective Date of the change.

A change in death benefit option may have Federal income tax consequences.


Change in Face Amount
Subject to certain limitations set forth below, you may decrease or increase the Face Amount of a Policy once each Policy year after the first Policy year. A written request is required for a change in the Face Amount. A change in Face Amount may affect the cost of insurance rate and the net amount at risk, both of which affect your cost of insurance charge. A reduction in the Face Amount of a Policy may have Federal income tax consequences.

Any decrease in the Face Amount will become effective on the Monthly Anniversary on or following receipt of the written request by us. The amount of the requested change must be at least $5,000 ($2,000 for Policies issued in qualified pension plans) and the Face Amount remaining in force after any requested decrease may not be less than the minimum Face Amount. If you decrease the Face Amount and the Policy does not comply with the maximum premium limitations required by Federal tax law, the decrease may be limited or the Accumulation Account Value may be returned to you (at your election), to the extent necessary to meet these requirements. If you want to increase the Face Amount, you must submit proof that the Insured is insurable by our standards on the date the requested increase is submitted and the Insured must have an Attained Age not greater than age 80 on the Policy Anniversary that the increase will become effective.



6.   TAXES

NOTE: We have prepared the following information on Federal income taxes as a general discussion of the subject. It is not intended as tax advice to anyone. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in Part II.


Life Insurance in General
Life insurance, such as this Policy, is a means of providing for death protection and setting aside money for future needs. Congress recognized the importance of such planning and provided special rules in the Internal Revenue Code for life insurance.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your life insurance Policy until you take the money out. Beneficiaries generally are not taxed when they receive the death proceeds upon the death of the Insured. However, estate taxes may apply.


Taking Money Out of Your Policy
You, as the Owner, will not be taxed on increases in the value of your Policy until a distribution occurs either as a surrender or as a loan. If your Policy is a MEC, any loans or surrenders from the Policy will be treated as first coming from earnings and then from your investment in the Policy. Consequently, these earnings are included in taxable income.

The Internal Revenue Code (Code) also provides that any amount received from a MEC which is included in income may be subject to a 10% penalty. The penalty will not apply if the income received is: (1) paid on or after the taxpayer reaches age 59 1/2 ; (2) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); or (3) in a series of substantially equal payments made annually (or more frequently) for the life (or life expectancy) of the taxpayer.

If your Policy is not a MEC, any surrender proceeds will be treated as first a recovery of the investment in the Policy and to that extent will not be included in taxable income. Furthermore, any loan will be treated as Indebtedness under the Policy and not as a taxable distribution. See "Tax Status" in Part II for more details.


Diversification
The Code provides that the underlying investments for a variable life insurance policy must satisfy certain diversification requirements in order to be treated as a life insurance contract. We believe that the Investment Funds are being managed so as to comply with such requirements.

Under current Federal tax law, it is unclear as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us would be considered the owner of the shares of the Investment Funds. If you are considered the owner of the investments, it will result in the loss of the favorable tax treatment for the Policy. It is unknown to what extent owners are permitted to select Investment Funds, to make transfers among the Investment Funds or the number and type of Investment Funds owners may select from. If guidance from the Internal Revenue Service is provided which is considered a new position, the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Policy, could be treated as the owner of the Investment Funds. Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.



7.   ACCESS TO YOUR MONEY


Policy Loans
We will loan money to you at the loan interest rate we establish. The request by you for a loan must be in writing.

You may borrow an amount up to the loan value of the Policy. The loan value is:

o the Accumulation Account Value of the Policy on the date the loan request is received; less

o    interest to the next loan interest due date; less

o    anticipated monthly deductions to the next loan interest due date; less

o    any existing loan; less

o    any surrender charge; plus

o interest expected to be earned on the loan balance to the next loan interest due date.

Policy loan interest is payable on each Policy anniversary. The minimum amount that you can borrow is $500. The loan may be completely or partially repaid at any time while the Insured is living. When a Policy loan is made, we will deduct Accumulation Account Value from your Policy equal to the amount of the loan, plus interest due and place it in the Loan Subaccount as security for the loan. This Accumulation Account Value amount is expected to earn interest at a rate ("the earnings rate") which is lower than the rate charged on the Policy loan ("the borrowing rate"). The Accumulation Account Value that we use as security will accrue interest daily at an annual earnings rate of 4%.

Unless the Owner requests a different allocation, the Accumulation Account Value amount used as security for the loan will be transferred from the Investment Funds and the General Account on a pro-rata basis to the Loan Account. This will reduce the Policy's Accumulation Account Value in the General Account and the Investment Fund(s). These transactions will not be considered transfers for purposes of the limitations on transfers between Investment Funds or to or from the General Account.

A Policy loan, whether or not repaid, will have a permanent effect on the death benefits and Policy values because the values transferred to the Loan Account will not share in the investment results of the Investment Funds while the loan is outstanding. If the Loan Account earnings rate is less than the investment performance of the selected Investment Funds and/or the General Account, the values and benefits under the Policy will be reduced as a result of the loan. In addition, if the Indebtedness exceeds the Accumulation Account Value minus the surrender charge on any Monthly Anniversary, the Policy will lapse, subject to a grace period. (See "Purchases -- Lapse and Grace Period".) A lapse of the Policy with a loan outstanding may have Federal income tax consequences. (See "Federal Tax Status".)

Interest credited to the Accumulation Account Value held in the Loan Subaccount as security for the loan will be allocated on Policy anniversaries to the General Account and the Investment Funds. The interest credited will also be transferred: (1) when a new loan is made; (2) when a loan is partially or fully repaid; and (3) when an amount is needed to meet a monthly deduction.

Policy  loans may have  Federal  income  tax  consequences.  (See  "Federal  Tax
Status".)


Loan Interest Charged
The borrowing rate we charge for Policy loan interest will be based on the following schedule:

       For Loans                            Annual
       Outstanding During                   Interest Rate
      ---------------------                ---------------

       Policy Years 1-10                    4.50%
       Policy Years 11-20                   4.25%
       Policy Years 21+                     4.15%

We will inform you of the current borrowing rate when a Policy loan is requested.

Policy loan interest is due and payable annually on each Policy anniversary. If you do not pay the interest when it is due, the unpaid loan interest will be added to the outstanding Indebtedness as of the due date and you will be charged interest at the same rate as the rest of the Indebtedness.


Security
The Policy will be the only security for the loan.


Repaying Policy Debt
You may repay the loan at any time prior to the death of the Insured and as long as the Policy is in force. Any Indebtedness outstanding will be deducted before any benefit proceeds are paid or applied under a payment option.

Repayments will be allocated to the General Account and the Investment Funds based on how the Accumulation Account Value used for security was allocated. Unpaid loans and loan interest will be deducted from any settlement of your Policy.

Any payments received from you will be applied as premiums, unless you clearly request in writing that it be used as repayment of Indebtedness.


Partial Withdrawals
After the first Policy year, you may make partial withdrawals from the Policy's Cash Surrender Value. Each Policy year you are allowed 12 free partial withdrawals. For each partial withdrawal after 12, we impose a $25 fee. A partial withdrawal may be subject to a surrender charge and have Federal income tax consequences.

The minimum amount of a partial withdrawal request, net of any applicable fees and surrender charges, is the lesser of:

(1)  $500 from an Investment Fund or the General Account; or

(2)  the Policy's Accumulation Account Value in an Investment Fund.

Partial withdrawals made during a Policy year are subject to the following limitations. The maximum amount that may be withdrawn from an Investment Fund is the Policy's Accumulation Account Value net of any applicable surrender charges and fees in that Investment Fund. The total partial withdrawals and transfers from the General Account over the Policy year may not exceed a maximum amount equal to the greater of the following:

(1) 25% of the Cash Surrender Value in the General Account at the beginning of the Policy year, multiplied by the withdrawal percentage limit shown in the Policy; or

(2)  the previous Policy year's maximum amount.

You may allocate the amount withdrawn plus any applicable surrender charges and fees, subject to the above conditions, among the Investment Funds and the General Account. If no allocation is specified, then the partial withdrawal will be allocated among the Investment Funds and the General Account in the same proportion that the Policy's Accumulation Account Value in each Investment Fund and the General Account bears to the total Accumulation Account Value of the Policy, less the Accumulation Account Value in the Loan Account, on the date the request was received. If the limitations on withdrawals from the General Account will not permit this pro-rata allocation, you will be requested to provide an alternate allocation.

No amount may be withdrawn that would result in there being insufficient Accumulation Account Value to meet any surrender charge and applicable fees that would be payable immediately following the withdrawal upon the surrender of the remaining Accumulation Account Value.

The death benefit will be affected by a partial withdrawal, unless death benefit Option A or Option C is in effect and the withdrawal is made under the terms of an anniversary partial withdrawal rider. If death benefit Option A or death benefit Option C is in effect and the death benefit equals the Face Amount, then a partial withdrawal will decrease the Face Amount by an amount equal to the partial withdrawal plus the applicable surrender charge resulting from that partial withdrawal. If the death benefit is based on a percentage of the Accumulation Account Value, then a partial withdrawal will decrease the Face Amount by an amount by which the partial withdrawal plus the applicable surrender charge and fees exceeds the difference between the death benefit and the Face Amount. If death benefit Option B is in effect, the Face Amount will not change.

The Face Amount remaining in force after a partial withdrawal may not be less than the minimum Face Amount. Any request for a partial withdrawal that would reduce the Face Amount below this amount will not be implemented.

Partial withdrawals may affect the way in which the cost of insurance charge is calculated and the amount of pure insurance protection afforded under a Policy. We may change the minimum amount required for a partial withdrawal or the number of times partial withdrawals may be made.


Pro-Rata Surrender
After the first Policy year, you can make a Pro-Rata Surrender of the Policy. The Pro-Rata Surrender will reduce the Face Amount and the Accumulation Account Value by a percentage chosen by you. This percentage must be any whole number. A Pro-Rata Surrender may have Federal income tax consequences. The percentage will be applied to the Face Amount and the Accumulation Account Value on the Monthly Anniversary on or following our receipt of the request.

You may allocate the amount of decrease in Accumulation Account Value plus any applicable surrender charge and fees among the Investment Funds and the General Account. If no allocation is specified, then the decrease in Accumulation Account Value and any applicable surrender charge and fees will be allocated among the Investment Funds and the General Account in the same proportion that the Policy's Accumulation Account Value in each Investment Fund and the General Account bears to the total Accumulation Account Value of the Policy, less the Accumulation Account Value in the Loan Account, on the date the request for Pro-Rata Surrender is received.

A Pro-Rata Surrender cannot be processed if it will reduce the Face Amount below the minimum Face Amount of the Policy. No Pro-Rata Surrender will be processed for more Cash Surrender Value than is available on the date of the Pro-Rata Surrender. A cash payment will be made to you for the amount of Accumulation Account Value reduction less any applicable surrender charges and fees.

Pro-Rata Surrenders may affect the way in which the cost of insurance charge is calculated and the amount of the pure insurance protection afforded under the Policy.


Full Surrenders
To effect a full surrender, either the Policy must be returned to us along with the request, or the request must be accompanied by a completed affidavit of loss, which is available from us. Upon surrender, we will pay the Cash Surrender Value to you in a single sum. We will determine the Cash Surrender Value as of the date that we receive your written request at our Service Office. If the request is received on a Monthly Anniversary, the monthly deduction otherwise deductible will be included in the amount paid. Coverage under a Policy will terminate as of the date of surrender. The Insured must be living at the time of a surrender. A surrender may have Federal income tax consequences.



8.   OTHER INFORMATION


Cova
Cova Financial Life Insurance Company (Cova) was originally incorporated on September 6, 1972 as Industrial Indemnity Life Insurance Company, a California corporation, and changed its name to Xerox Financial Life Insurance Company in 1986. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased Cova, which on that date changed its name to Cova Financial Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of Cova Financial Services Life Insurance Company (Cova Life), the parent company of Cova. The acquisition of GenAmerica Corporation does not affect policy benefits or any other terms or conditions under your Policy. MetLife, headquartered in New York city since 1868, is a leading provider of insurance and financial products and services to individual and group customers.

Cova is presently licensed to do business in the state of California.


Distribution
Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the Policies. Life Sales is our affiliate.

Commissions will be paid to broker-dealers who sell the Policies. Currently, broker-dealers will be paid first-year commissions equal up to 90% of Target Premium and 4.0% of excess premiums paid in Policy year 1. In renewal years, the commissions will equal up to 5.0% of premiums paid in Policy years 2-10 and 2.0% in Policy years 11 and beyond. In addition, broker-dealers will receive annually, asset-based compensation equal up to .25% of Accumulation Account Value for all Policy years beginning the 13th month. Sometimes, Cova enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses in addition to the standard commission.




The Separate Account

We established a separate account, Cova Variable Life Account Five (Separate Account), to hold the assets that underlie the policies.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the Policies, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from those assets are credited to or against the Policies and not against any other policies we may issue.


Suspension of Payments or Transfers
We may be required to suspend or postpone any payments or transfers for any period when:

1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2)   trading on the New York Stock Exchange is restricted;

3) an emergency exists as a result of which disposal of shares of the Investment Funds is not reasonably practicable or we cannot reasonably value the shares of the Investment Funds;

4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We may defer the portion of any transfer, amount payable or surrender, or Policy Loan from the General Account for not more than 6 months.


Ownership

Owner. The Insured is the Owner of the Policy unless another person or entity is shown as the Owner in the application. The Owner is entitled to all rights provided by the Policy. If there is more than one Owner at a given time, all owners must exercise the rights of ownership by joint action. If the Owner dies, and the Owner is not the Insured, the Owner's interest in the Policy becomes the property of his or her estate unless otherwise provided. Unless otherwise provided, the Policy is jointly owned by all Owners named in the Policy or by the survivors of those joint Owners. Unless otherwise stated in the Policy, the final Owner is the estate of the last joint Owner to die.

Beneficiary. The Beneficiary is the person(s) or entity you name to receive any death proceeds. The Beneficiary is named at the time the Policy is issued unless changed at a later date. You can name a contingent Beneficiary prior to the death of the Insured. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before the Insured dies. If there is an irrevocable Beneficiary, all Policy changes except premium allocations and transfers require the consent of the Beneficiary.

Primary and contingent Beneficiaries are as named in the application, unless you make a change. To change a Beneficiary, you must submit a written request to us. We may require the Policy to record the change. The request will take effect when signed, subject to any action we may take before receiving it.

One or more irrevocable Beneficiaries may be named.

If a Beneficiary is a minor, we will make payment to the guardian of his or her estate. We may require proof of age of any Beneficiary.

Proceeds payable to a Beneficiary will be free from the claims of creditors, to the extent allowed by law.

Assignment. You can assign the Policy. A copy of any assignment must be filed with our Service Office. We are not responsible for the validity of any assignment. If you assign the Policy, your rights and those of any revocably-named person will be subject to the assignment. An assignment will not affect any payments we may make or actions we may take before such assignment has been recorded at our Service Office. This may be a taxable event. You should consult a tax adviser if you wish to assign the Policy.


Adjustment of Charges
The Policy is available for purchase by individuals, corporations, and other institutions. For certain individuals and certain corporate or other groups or sponsored arrangements purchasing one or more policies, we may waive or adjust the amount of the sales charge, contingent deferred sales charge, monthly administrative charge, or other charges where the expenses associated with the sale of the Policy or policies or the underwriting or other administrative costs associated with the Policy or policies warrant an adjustment.

Sales, underwriting, or other administrative expenses may be reduced for reasons such as expected economies resulting from a corporate purchase or a group or sponsored arrangement, from the amount of the initial premium payment or payments, or from the amount of projected premium payments. We will determine in our discretion if, and in what amount, an adjustment is appropriate. We may modify the criteria for qualification for adjustment of charges as experience is gained, subject to the limitation that such adjustments will not be unfairly discriminatory against the interests of any owner.



PART II


Executive Officers and Directors
The directors and executive officers of Cova and their principal occupations for the past five years are as follows:

                      Principal Occupation During
Name                  the Past Five Years
----                  -------------------
John W. Barber***     Director of Cova - June, 1995 to present; Director of First Cova Life Insurance Company (FCLIC) -
                      June, 1995 to present; Director of Cova Financial Services Life Insurance Company (CFSLIC) - June,
                      1995 to present; Vice President and Controller of General American Life Insurance Company -
                      December, 1984 to present; President and Director of Equity Intermediary Company - October, 1988 to
                      present.

William P. Boscow*    Vice President of Cova and CFSLIC - 1996 to present; Senior Vice President of Cova Life Management
                      Company (CLMC), February, 1999 to present; First Vice President of CLMC, 1996 - January 1999.

Constance A. Doern****     Vice President of Cova - 1997 to present, prior thereto Assistant Vice President from 1990 to
                      1995; Vice President of CFSLIC - 1997 to present, prior thereto Assistant Vice President from 1990 to 1995; Vice President of FCLIC - 1997 to present, prior thereto Assistant Vice President from
                      1993 to 1995; Vice President of J&H/KVI - 1989 to 1998; Vice President of Cova Life Administration
                      Services Company (CLASC) - 1998 to present.

Patricia E. Gubbe*    Vice President of Cova - 1989 to present; Vice President of CFSLIC - 1989 to present; Vice
                      President of FCLIC - 1992 to present; First Vice President of CLMC - 1996 to present, prior thereto
                      Vice President from 1989 to 1996; President and Chief Compliance Officer of Cova Life Sales Company
                      (CLSC) from February, 1999 to present; Vice President and Chief Compliance Officer of CLSC -1989 to
                      January, 1999.

Philip A. Haley*      Executive Vice President of Cova - May 1997 to present, prior thereto Vice President from 1990 to
                      1997 and Assistant Vice President from 1989 to 1990; Executive Vice President of FCLIC - May, 1997
                      to present, prior thereto Vice President from 1995 to 1997; Executive Vice President of CFSLIC -
                      May 1997 to present, prior thereto Vice President from 1990 to 1997 and Assistant Vice President from 1989 to 1990; Executive Vice President of CLMC from May, 1997 to present, prior thereto Senior
                      Vice President from 1996 to 1997 and Vice President from 1990 to 1996 and Assistant Vice President from 1989 to 1990; Vice President of CLSC from 1991 to present, prior thereto Assistant Vice
                      President from 1989 to 1991.

J. Robert Hopson*     Vice President, Chief Actuary and Director of Cova and CFSLIC - 1991 to present; Vice President,
                      Chief Actuary and Director of FCLIC - 1992 to present; Senior Vice President, Chief Actuary and
                      Director of CLMC - 1996 to present, prior thereto Vice President and Director from 1993 to 1996 and
                      Vice President from 1991 to 1993.

E. Thomas Hughes, Jr.**    Treasurer and Director of Cova - June, 1995 to present; Treasurer and Director of CFSLIC -
                      June, 1995 to present; Treasurer of FCLIC - June, 1995 to present; Corporate Actuary and Treasurer of General American Life Insurance Company - October, 1994 to present. Formerly, Executive Vice
                      President - Group Pensions, General American Life Insurance Company - March, 1990 to October, 1994.
                      In addition to the Cova companies, Director of the following General American subsidiary companies:
                      Paragon Life Insurance Company and RGA Reinsurance Company - October, 1994 to present. Treasurer of the following General American subsidiary companies: Paragon Life Insurance Company, General Life
                      Insurance Company of America, General Life Insurance Company, General American Holding Company, Red
                      Oak Realty Company, Gen Mark Incorporated, Walnut Street Securities, Inc., Walnut Street Advisers
                      Inc., White Oak Royalty Company, Walnut Street Funds, Inc., and RGA Reinsurance Company -October,
                      1994 to present.

Douglas E. Jacobs*    Vice President of Cova, CFSLIC and CLMC - 1985 to present.

Lisa O. Kirchner****  Vice President of Cova - 1997 to present, prior thereto Assistant Vice President from 1990 to 1995;
                      Vice President of CFSLIC - 1997 to present, prior thereto Assistant Vice President from 1988 to
                      1995; Vice President of FCLIC - 1997 to present, prior thereto Assistant Vice President from 1993 to 1995; Vice President of J&H/KVI - 1985 to 1998; Vice President of CLASC - 1998 to present.

James W. Koeger**     Assistant Treasurer of Cova

Richard A. Liddy**    Chairman of the Board of Directors of Cova, CFSLIC, FCLIC, CLMC, Cova Investment Advisory
                      Corporation (Advisory) and Cova Investment Allocation Corporation (Allocation) - April, 1997 to
                      present; Chairman of the Board, President and Chief Executive Officer of General American Life
                      Insurance Company - May, 1992 to present; Mr. Liddy also holds various positions with the General
                      American subsidiaries as follows: Chairman of the Board and President of General American Mutual
                      Holding Company, GenAmerica Corporation and General American Holding Company; Chairman of the Board
                      of Security Equity Life Insurance Company, Conning Corporation, The Walnut Street Funds, Inc.,
                      General American Capital Company, Reinsurance Group of America, Inc., RGA Life Reinsurance Company
                      of Canada, and RGA Reinsurance Company.

William C. Mair*      Vice President and Director of Cova, CFSLIC and FCLIC from 1995 to present; Vice President,
                      Controller and Director of Cova from 1995 to 1998, prior thereto Vice President, Controller,
                      Treasurer and Director. Vice President, Controller and Director of CFSLIC from 1995 to 1998, prior thereto Vice President, Controller, Treasurer and Director; Director of FCLIC from 1993 to present;
                      Vice President, Controller and Director of FCLIC from 1992 to 1998; Secretary of FCLIC from 1992 to
                      1995; Vice President, Treasurer, Controller and Director of Advisory - 1993 to present; Vice
                      President, Treasurer, Controller and Director of Allocation - 1994 to present; Director of CLSC -
                      1992 to present; Senior Vice President, Treasurer, Controller and Director of CLMC - 1989 to
                      present; Vice President, Treasurer, Controller, Chief Financial Officer, Chief Accounting Officer
                      and Trustee of Cova Series Trust - 1996 to present.

Matthew P. McCauley** Assistant Secretary and Director of Cova, CFSLIC and FCLIC - June, 1995 to present; Associate
                      General Counsel and Vice President of General American Life Insurance Company - 1973 to present;
                      also, Director, Vice President, General Counsel and Secretary for several other General American subsidiaries including Equity Intermediary Company, Red Oak Realty Company, and White Oak Royalty
                      Company; General American Holding Company and Paragon Life Insurance Company. General Counsel and
                      Secretary, Reinsurance Group of America, Incorporated. Director and Secretary, General American
                      Capital Company. General Counsel and Secretary, Conning Corporation. General Counsel, Conning Asset
                      Management Company. Director of RGA Reinsurance Company, Walnut Street Securities, Inc. Secretary
                      to the Walnut Street Funds, Inc.

Mark E. Reynolds*     Executive Vice President and Director of Cova and CFSLIC - May, 1997 to present; Executive Vice
                      President, Chief Financial Officer and Director of FCLIC - May, 1997 to present; Executive Vice
                      President of CLMC - May, 1997 to present; Executive Vice President and Director of Advisory -
                      December, 1996 to present; Executive Vice President and Director of Allocation - December, 1996 to
                      present.

Myron H. Sandberg*    Vice President of Cova and CFSLIC - 1985 to present; and Vice President of CLMC - 1989 to present.

John W. Schaus*       Vice President of Cova and CFSLIC - 1988 to present; First Vice President of CLMC from January,
                      1999 to present; prior thereto, Vice President of CLMC - 1989 to 1998.

Bernard J. Spaulding* Senior Vice President and General Counsel of Cova, CFSLIC, FCLIC and CLMC since March, 1999;
                      Secretary of Cova, CFSLIC, FCLIC - September 1999 to present.

Lorry J. Stensrud*    President and Director of Cova, CFSLIC, FCLIC and CLMC from June, 1995 to present, prior thereto
                      Executive Vice President; President and Director of Advisory from 1993 to present; President and
                      Director of Allocation from 1994 to present. Director of CLSC from 1989 to present; President,
                      Chief Executive Officer and Trustee of Cova Series Trust - 1996 to present.

Joann T. Tanaka*      Senior Vice President of Cova and CFSLIC - January, 1999 to present; prior thereto, Vice President of Cova and CFSLIC from July, 1998 to December, 1998; Senior Vice President, Conning Asset
                      Management, General American - June, 1987 to June, 1998. Director of CFSLIC, Cova and FCLIC from
                      September, 1999 to present.

Patricia M. Wersching** Assistant Treasurer of Cova

Peter L. Witkewiz*    Vice President and Controller of Cova, CFSLIC and FCLIC - July, 1998 to present; Vice President of
                      Cova, CFSLIC and FCLIC - 1993 to June, 1998.

* Business Address: Cova, One Tower Lane, Suite 3000, Oakbrook Terrace, IL 60181

** Business Address: General American, 700 S. Market Street, St. Louis, MO 63101

*** Business Address: General American, 13045 Tesson Ferry Road, St. Louis, MO 63128

**** Business Address: Cova Life Administration Services Company, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des
Moines, IA 50266


Voting
In accordance with our view of present applicable law, we will vote the shares of the Investment Funds at special meetings of shareholders in accordance with instructions received from Owners having a voting interest. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. We will vote shares we own in the same proportion as we vote shares for which we have received instructions. The funds do not hold regular meetings of shareholders.

If the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the shares of the funds in our own right, we may elect to do so.

The voting  interests of the Owner in the funds will be  determined  as follows:
Owners may cast one vote for each $100 of Accumulation Account Value of a Policy which is allocated to an Investment Fund on the record date. Fractional votes are counted.

The number of shares which a person has a right to vote will be determined as of the date to be chosen by us not more than sixty (60) days prior to the meeting of the fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting.

Each Owner having such a voting interest will receive periodic reports relating to the Investment Funds in which he or she has an interest, proxy material and a form with which to give such voting instructions.


Disregard of Voting Instructions
We may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from owners if such instructions would require the shares to be voted to cause an Investment Fund to make, or refrain from making, investments which would result in changes in the sub-classification or investment objectives of the Investment Fund. We may also disapprove changes in the investment policy initiated by owners or trustees/directors of the funds, if such disapproval is reasonable and is based on a good faith determination by us that the change would violate state or Federal law or the change would not be consistent with the investment objectives of the Investment Funds or which varies from the general quality and nature of investments and investment techniques used by other funds with similar investment objectives underlying other variable contracts offered by us or of an affiliated company. In the event we disregard voting instructions, a summary of this action and the reasons for such action will be included in the next annual report to Owners.


Legal Opinions
Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the Federal securities and income tax laws in connection with the Policies.


Our Right to Contest
We cannot contest the validity of the Policy except in the case of fraud after it has been in effect during the Insured's lifetime for two years. If the Policy is reinstated, the two-year period is measured from the date of reinstatement. In addition, if the Insured commits suicide in the two-year period, or such period as specified in state law, the benefit payable will be limited to premiums paid less Indebtedness and less any surrenders. We also have the right to adjust any benefits under the Policy if the answers in the application regarding the use of tobacco are not correct.


Additional Benefits
Subject to certain requirements, one or more of the following additional insurance benefits may be added to a Policy by rider. The descriptions below are intended to be general; the terms of the Policy riders providing the additional benefits may vary from state to state, and the Policy rider should be consulted. In addition, certain riders may not be available in your state. The cost of any additional riders will be determined in accordance with the rider and shown on the specifications page of your Policy. (See "Expenses -- Charge for Additional Benefit Riders".) Certain restrictions may apply and are described in the applicable rider.

Accelerated Benefit Rider -- This rider provides a benefit to the Owner if the Insured becomes terminally ill and is not expected to live more then twelve months. The Owner may receive 25%, 50% or 75% (but no more than $250,000) of the eligible proceeds in a lump sum. "Eligible proceeds" means the death benefit that would have been payable had the Insured died on the date the rider is exercised.

The receipt of an accelerated amount may adversely affect the recipient's eligibility for Medicaid or other government benefits.

Anniversary Partial Withdrawal Rider -- This rider allows the Owner to withdraw up to 15% of the Policy's Cash Surrender Value on any Policy Anniversary without reducing the Face Amount. A contingent deferred sales charge will still apply.

Guaranteed Survivor Purchase Option (GSPO-Plus) -- This rider grants the Policy Owner or the Insured's Beneficiary the option to purchase, upon the death of the Insured, on the 10th anniversary of the rider, and on the rider anniversary nearest the Designated Life's 65th birthday, a specified amount of additional insurance coverage on the Designated Life (or Lives) without furnishing evidence of insurability.

Lifetime Coverage Rider -- This rider provides the continuation of the Policy's Face Amount beyond age 100, provided the Policy remains in force to age 100 with a positive Cash Surrender Value. If the Policy is in force after the Insured's Attained Age 100, the death benefit will be the greater of the Face Amount or 101% of the Accumulation Account Value.

Secondary Guarantee Rider -- This rider guarantees that if, during the secondary guarantee period, the sum of all premiums paid on the Policy, reduced by any partial withdrawals and any outstanding loan balance, is greater than or equal to the sum of the secondary guarantee premiums required since the Issue Date, the Policy will not lapse as a result of an Accumulation Account Value less any loans, loan interest due, and any surrender charge being insufficient to pay the monthly deduction.

The secondary guarantee period is the lesser of twenty Policy years, or the number of Policy years until the Insured reaches Attained Age 70. For Policies issued after Attained Age 60, the secondary guarantee period is ten Policy years.

Supplemental Coverage Term Rider -- This rider provides level term insurance on the life of the Insured under the base policy. It can be added only at issue. It cannot be increased or added to an existing Policy.

Waiver of Monthly Deduction Rider -- This rider provides for the waiver of the monthly deductions while the Insured is totally disabled, subject to certain limitations described in the rider. The Insured must have become disabled after age 5 and before age 65.

Waiver of Specified Premium Rider -- This rider provides for crediting the Policy's Accumulation Account Value with a specified monthly premium while the Insured is totally disabled. The monthly premium selected at issue is not guaranteed to keep the Policy in force. The Insured must have become disabled after age 5 and before age 65.


Federal Tax Status
NOTE: The following description is based upon our understanding of current Federal income tax law applicable to life insurance in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), defines the term "life insurance contract" for purposes of the Code. We believe that the Policies to be issued will qualify as "life insurance contracts" under section 7702. We do not guarantee the tax status of the Policies. Purchasers bear the complete risk that the Policies may not be treated as "life insurance" under Federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations.

Introduction. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon our understanding of current Federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current Federal income tax laws or of the current interpretations by the Internal Revenue Service.

We are taxed as a life insurance company under the Code. For Federal income tax purposes, the Separate Account is not a separate entity from us and its operations form a part of us.

Diversification. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Policy as a life insurance contract would result in imposition of Federal income tax to the owner with respect to earnings allocable to the Policy prior to the receipt of payments under the Policy. The Code contains a safe harbor provision which provides that life insurance policies, such as these Policies, will meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

On March 2, 1989,  the  Treasury  Department  issued  regulations  (Treas.  Reg.
Section  1.817-5),  which  established  diversification   requirements  for  the
investment funds underlying variable contracts such as the Policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment fund will be deemed adequately diversified if: (i) no more than 55% of the value of the total assets of the fund is represented by any one investment; (ii) no more than 70% of the value of the total assets of the fund is represented by any two investments;
(iii) no more than 80% of the value of the total assets of the fund is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the fund is represented by any four investments. For purposes of these regulations, all securities of the same issuer are treated as a single investment. The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that each Investment Fund underlying the Policies will be managed by the managers in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the Separate Account will cause the owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of owner control which may be exercised under the Policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the Policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered the owner of the assets of the Separate Account.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in you being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, we reserve the right to modify the Policy in an attempt to maintain favorable tax treatment.

Tax Treatment of the Policy. The Policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. Section 7702 of the Code requires that the amount of mortality and other expense charges be reasonable. In establishing these charges, we have relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a Policy issued on a substandard risk basis and thus it is even less clear whether a Policy issued on such basis would meet the requirements of Section 7702 of the Code.

While we have attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not concur with our interpretations of Section 7702 that were made in determining such compliance. In the event the Policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. You should consult your own tax advisers with respect to the tax consequences of purchasing the Policy.

Policy Proceeds. The tax treatment accorded to loan proceeds and/or surrender payments from the policies will depend on whether the Policy is considered to be a MEC. (See "Tax Treatment of Loans and Surrenders.") Otherwise, we believe that the Policy should receive the same Federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the Beneficiary under Section 101(a) of the Code. Also, you are not deemed to be in constructive receipt of the Cash Surrender Value, including increments thereon, under a Policy until there is a distribution of such amounts.

Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds, depend on the circumstances of each Owner or Beneficiary.

Tax Treatment of Loans And Surrenders. Section 7702A of the Code sets forth the rules for determining when a life insurance Policy will be deemed to be a MEC. A MEC is a contract which is entered into or materially changed on or after June 21, 1988 and fails to meet the 7-pay test. A Policy fails to meet the 7-pay test when the cumulative amount paid under the Policy at any time during the first 7 Policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven (7) level annual premiums. A material change would include any increase in the future benefits or addition of qualified additional benefits provided under a Policy unless the increase is attributable to: (1) the payment of premiums necessary to fund the lowest death benefit and qualified additional benefits payable in the first seven Policy years; or (2) the crediting of interest or other earnings with respect to such premiums.

Furthermore, any Policy received in exchange for a Policy classified as a MEC will be treated as a MEC regardless of whether it meets the 7-pay test. However, an exchange under Section 1035 of the Code of a life insurance policy entered into before June 21, 1988 for the Policy will not cause the Policy to be treated as a MEC if no additional premiums are paid.

Due to the flexible premium nature of the Policy, the determination of whether it qualifies for treatment as a MEC depends on the individual circumstances of each Policy.

If the Policy is classified as a MEC, then surrenders and/or loan proceeds are taxable to the extent of income in the Policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments, including those resulting from the lapse of the Policy, may also be subject to an additional 10% Federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distributions: (1) made on or after the date on which the taxpayer reaches age 59 1/2; (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his Beneficiary.

If a Policy is not classified as a MEC, then any surrenders shall be treated first as a recovery of the investment in the Policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the Policy within the first fifteen years after the Policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the Policy.

Any loans from a Policy which is not classified as a MEC, will be treated as Indebtedness of the owner and not a distribution. Upon complete surrender, if the amount received plus loan Indebtedness exceeds the total premiums paid that are not treated as previously surrendered by the Policy owner, the excess generally will be treated as ordinary income.

Personal interest payable on a loan under a Policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on loans under policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the Indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on Policy loans may be subject to further rules and limitations under Sections 163 and 264 of the Code.

Policyowners should seek competent tax advice on the tax consequences of taking loans, distributions, exchanging or surrendering any Policy.

Multiple Policies. The Code further provides that multiple MECs that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one MEC for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of policies. You should consult a tax adviser prior to purchasing more than one MEC in any calendar year period.

Tax Treatment of Assignments. An assignment of a Policy or the change of ownership of a Policy may be a taxable event. You should therefore consult a competent tax adviser should you wish to assign or change the owner of your Policy.

Qualified Plans. The Policies may be used in conjunction with certain Qualified Plans. Because the rules governing such use are complex, you should not do so until you have consulted a competent Qualified Plans consultant.

Income Tax Withholding. All distributions or the portion thereof which is includible in gross income of the Policy owner are subject to Federal income tax withholding. However, in most cases you may elect not to have taxes withheld. You may be required to pay penalties under the estimated tax rules, if withholding and estimated tax payments are insufficient.


Reports to Owners
Each year a report will be sent to you which shows the current Policy values, premiums paid and deductions made since the last report, and any outstanding loans.


Legal Proceedings
There are no legal proceedings to which the Separate Account or the Distributor is a party or to which the assets of the Separate Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Separate Account.


Experts The balance sheets of the Company as of December 31, 1999 and 1998, and the related statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1999, and the statement of assets and liabilities of the Separate Account as of December 31, 1999, and the related statements of operations and changes in net assets for the period from commencement of operations through December 31, 1999 have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon authority of said firm as experts in accounting and auditing.


Financial Statements
Financial statements of the Separate Account and of the Company are provided below.



                         COVA VARIABLE LIFE ACCOUNT FIVE

                              Financial Statements

                                December 31, 1999

                   (With Independent Auditors' Report Thereon)



                          INDEPENDENT AUDITORS' REPORT



The Contract Owners of Cova Variable
   Life Account Five, Board of Directors
   and Shareholder of Cova Financial Life
   Insurance Company:


We have audited the accompanying statement of assets and liabilities of each of the sub-accounts comprising Cova Variable Life Account Five of Cova Financial Life Insurance Company (the Separate Account), as of December 31, 1999, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the sub-accounts of Cova Variable Life Account Five of Cova Financial Life Insurance Company as of December 31, 1999, and the results of their operations and the changes in their net assets for the year then ended, in conformity with generally accepted accounting principles.





Chicago, Illinois
March 20, 2000

                         COVA VARIABLE LIFE ACCOUNT FIVE
                       Statement of Assets and Liabilities
                                December 31, 1999


Assets:
  Investments:
  Cova Series Trust (Cova):
     Lord Abbett Growth and Income Portfolio       8,901    shares at a net asset value of   $24.070563   per share        $214,245
     Bond Debenture Portfolio                      8,713    shares at a net asset value of   $12.474609   per share         108,696
     Developing Growth Portfolio                       8    shares at a net asset value of   $14.885144   per share             113
     Large Cap Research Portfolio                  7,812    shares at a net asset value of   $14.991245   per share         117,113
     Mid-Cap Value Portfolio                       5,439    shares at a net asset value of   $11.168093   per share          60,745
     Quality Bond Portfolio                            9    shares at a net asset value of   $10.669328   per share             100
     Small Cap Stock Portfolio                     7,608    shares at a net asset value of   $17.268582   per share         131,374
     Large Cap Stock Portfolio                    21,786    shares at a net asset value of   $20.674865   per share         450,417
     Select Equity Portfolio                       8,640    shares at a net asset value of   $16.112437   per share         139,209
     International Equity Portfolio                7,466    shares at a net asset value of   $16.225039   per share         121,140
  AIM Variable Insurance Funds, Inc. (AIM):
     AIM V.I. Value Fund                           1,900    shares at a net asset value of       $33.50   per share          63,660
     AIM V.I. Capital Appreciation Fund              764    shares at a net asset value of       $35.58   per share          27,171
  General American Capital Company (GACC):
     Money Market Fund                            15,680    shares at a net asset value of   $20.252283   per share         317,557
  Templeton Variable Products Series
         Fund (Templeton):
     Templeton Bond Fund                              10    shares at a net asset value of        $9.99   per share             100
     Franklin Small Cap Investments Fund               9    shares at a net asset value of       $15.79   per share             141
     Templeton Stock Fund                              5    shares at a net asset value of       $24.39   per share             110
     Templeton International Fund                      5    shares at a net asset value of       $22.25   per share             108
     Franklin Growth Investments Fund                  7    shares at a net asset value of       $16.70   per share             123
                                                                                                                        ------------
               Total assets                                                                                              $1,752,122
                                                                                                                        ============


                         COVA VARIABLE LIFE ACCOUNT FIVE
                       Statement of Assets and Liabilities
                                December 31, 1999

Net Assets:
  Accumulation units:
  Single premium variable life policies (SPVL):
     Cova Lord Abbett Growth and Income           17,211    accumulation units at            $12.448204   per unit         $214,245
     Cova Bond Debenture                          10,240    accumulation units at            $10.614338   per unit          108,696
     Cova Developing Growth                            9    accumulation units at            $13.050371   per unit              113
     Cova Large Cap Research                       8,504    accumulation units at            $13.771430   per unit          117,113
     Cova Mid-Cap Value                            6,003    accumulation units at            $10.119059   per unit           60,745
     Cova Quality Bond                                 9    accumulation units at            $10.551764   per unit              100
     Cova Small Cap Stock                         10,224    accumulation units at            $12.850204   per unit          131,374
     Cova Large Cap Stock                         31,535    accumulation units at            $14.283064   per unit          450,417
     Cova Select Equity                           11,048    accumulation units at            $12.600289   per unit          139,209
     Cova International Equity                     8,926    accumulation units at            $13.571289   per unit          121,140
     AIM V.I. Value                                5,407    accumulation units at            $11.774189   per unit           63,660
     AIM V.I. Capital Appreciation                 1,951    accumulation units at            $13.925402   per unit           27,171
     GACC Money Market                            28,826    accumulation units at            $11.013039   per unit          317,457
     Templeton Bond                                   10    accumulation units at             $9.970060   per unit              100
     Franklin Small Cap Investments                   10    accumulation units at            $14.136079   per unit              141
     Templeton Stock                                  10    accumulation units at            $11.011283   per unit              110
     Templeton International                          10    accumulation units at            $10.827249   per unit              108
     Franklin Growth Investments                      10    accumulation units at            $12.333825   per unit              123
                                                                                                                        ------------
                                                                                                                          1,752,022
  Flexible premium variable universal life policies (FPVUL):
     GACC Money Market                                10    accumulation units at            $10.047103   per unit              100
                                                                                                                        ------------
             Total net assets                                                                                            $1,752,122
                                                                                                                        ============


See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended December 31, 1999



                                                                                     Cova
                                          -----------------------------------------------------------------------------------------
                                          Lord Abbett
                                            Growth                                 Large                                  Small
                                             and          Bond      Developing      Cap        Mid-Cap      Quality        Cap
                                            Income     Debenture      Growth      Research      Value         Bond        Stock
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
Investment income:
   Dividends                             $         -          242            -          156           78            1          213
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of
     portfolio shares                            (50)           2            -          (13)         (46)           -           77
   Realized gain distributions                     -           78            -            -            -            1            -
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
       Net realized gain (loss)                  (50)          80            -          (13)         (46)           1           77
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------

Change in unrealized appreciation              6,653        3,004           13       10,559       (3,680)          (2)      34,574
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------

       Net increase (decrease) in net
         assets from operations          $     6,603        3,326           13       10,702       (3,648)           -       34,864
                                          ===========  ===========  ===========  ===========  ===========  ===========  ===========

COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended December 31, 1999



                                                         Cova                                   AIM           GACC      Templeton
                                          ------------------------------------  -------------------------  -----------  -----------

                                           Large                                                V.I.
                                            Cap         Select    International    V.I.        Capital       Money
                                           Stock        Equity      Equity        Value      Appreciation    Market        Bond
                                          ----------  ----------- ------------  -----------  ------------  -----------  -----------
Investment income:
   Dividends                             $      329          275          415          110            18            -            -
                                          ----------  ----------- ------------  -----------  ------------  -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of
     portfolio shares                          (116)        (167)          31            6            17        6,140            -
   Realized gain distributions                7,182        9,317        1,110          575           558            -            -
                                          ----------  ----------- ------------  -----------  ------------  -----------  -----------
       Net realized gain (loss)               7,066        9,150        1,141          581           575        6,140            -
                                          ----------  ----------- ------------  -----------  ------------  -----------  -----------

Change in unrealized appreciation            16,032      (10,304)      16,888        4,069         6,608        3,725            -
                                          ----------  ----------- ------------  -----------  ------------  -----------  -----------

       Net increase (decrease) in net
         assets from operations          $   23,427         (879)      18,444        4,760         7,201        9,865            -
                                          ==========  =========== ============  ===========  ============  ===========  ===========


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Operations
Period ended December 31, 1999



                                                                           Templeton
                                                   -------------------------------------------------------

                                                    Franklin                                   Franklin
                                                   Small Cap                                    Growth
                                                   Investments    Stock      International    Investments      Total
                                                   -----------  -----------  --------------  -------------  -----------
Investment income:
   Dividends                                     $          -            -               -              -        1,837
                                                   -----------  -----------  --------------  -------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of portfolio
     shares                                                 -            -               -              -        5,881
   Realized gain distributions                              -            -               -              -       18,821
                                                   -----------  -----------  --------------  -------------  -----------
       Net realized gain (loss)                             -            -               -              -       24,702
                                                   -----------  -----------  --------------  -------------  -----------

Change in unrealized appreciation                          41           10               8             23       88,221
                                                   -----------  -----------  --------------  -------------  -----------

       Net increase (decrease) in net
         assets from operations                  $         41           10               8             23      114,760
                                                   ===========  ===========  ==============  =============  ===========


See accompanying notes to financial statements.


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended December 31, 1999



                                                                                     Cova
                                           ----------------------------------------------------------------------------------------
                                           Lord Abbett
                                             Growth                                 Large                                 Small
                                              and          Bond      Developing      Cap        Mid-Cap      Quality       Cap
                                             Income     Debenture      Growth      Research      Value         Bond       Stock
                                           -----------  -----------  -----------  -----------  -----------  ----------- -----------
Increase (decrease) in net assets from
   operations:
     Investment income                   $          -          242            -          156           78            1         213
     Net realized gain (loss)                     (50)          80            -          (13)         (46)           1          77
     Change in unrealized appreciation          6,653        3,004           13       10,559       (3,680)          (2)     34,574
       Net increase (decrease) from        -----------  -----------  -----------  -----------  -----------  ----------- -----------
         operations                             6,603        3,326           13       10,702       (3,648)           -      34,864
                                           -----------  -----------  -----------  -----------  -----------  ----------- -----------

Contract transactions:
   Cova payments                                  100          100          100          100          100          100         100
   Cova redemptions                                 -            -            -            -            -            -           -
   Payments received from contract
     owners                                         -            -            -            -            -            -           -
   Transfers between sub-accounts, net        209,709      105,997            -      107,473       65,008            -      97,560
   Transfers for contract benefits,
     terminations and insurance charges        (2,167)        (727)           -       (1,162)        (715)           -      (1,150)
       Net increase (decrease) in net
         assets from contract              -----------  -----------  -----------  -----------  -----------  ----------- -----------
         transactions                         207,642      105,370          100      106,411       64,393          100      96,510
                                           -----------  -----------  -----------  -----------  -----------  ----------- -----------

       Net increase (decrease) in net
         assets                               214,245      108,696          113      117,113       60,745          100     131,374

Net assets at beginning of period                   -            -            -            -            -            -           -
                                           -----------  -----------  -----------  -----------  -----------  ----------- -----------
Net assets at end of period              $    214,245      108,696          113      117,113       60,745          100     131,374
                                           ===========  ===========  ===========  ===========  ===========  =========== ===========



COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended December 31, 1999



                                                         Cova                               AIM                GACC      Templeton
                                          -------------------------------------- -------------------------  -----------  -----------

                                            Large                                                V.I.
                                             Cap        Select     International    V.I.        Capital       Money
                                            Stock       Equity        Equity       Value      Appreciation    Market        Bond
                                          -----------  ----------  ------------- -----------  ------------  -----------  -----------
Increase (decrease) in net assets from
   operations:
     Investment income                  $        329         275            415         110            18            -            -
     Net realized gain (loss)                  7,066       9,150          1,141         581           575        6,140            -
     Change in unrealized appreciation        16,032     (10,304)        16,888       4,069         6,608        3,725            -
       Net increase (decrease) from       -----------  ----------  ------------- -----------  ------------  -----------  -----------
         operations                           23,427        (879)        18,444       4,760         7,201        9,865            -
                                          -----------  ----------  ------------- -----------  ------------  -----------  -----------

Contract transactions:
   Cova payments                                 100         100            100         100           100          300          100
   Cova redemptions                                -           -              -           -             -         (102)           -
   Payments received from contract
     owners                                        -           -              -           -             -    1,654,000            -
   Transfers between sub-accounts, net       430,747     141,193        103,808      59,046        20,004   (1,340,545)           -
   Transfers for contract benefits,
     terminations and insurance charges       (3,857)     (1,205)        (1,212)       (246)         (134)      (5,961)           -
       Net increase (decrease) in net
         assets from contract             -----------  ----------  ------------- -----------  ------------  -----------  -----------
         transactions                        426,990     140,088        102,696      58,900        19,970      307,692          100
                                          -----------  ----------  ------------- -----------  ------------  -----------  -----------

       Net increase (decrease) in net
         assets                              450,417     139,209        121,140      63,660        27,171      317,557          100

Net assets at beginning of period                  -           -              -           -             -            -            -
                                          -----------  ----------  ------------- -----------  ------------  -----------  -----------
Net assets at end of period             $    450,417     139,209        121,140      63,660        27,171      317,557          100
                                          ===========  ==========  ============= ===========  ============  ===========  ===========


COVA VARIABLE LIFE ACCOUNT FIVE
Statement of Changes in Net Assets
Period ended December 31, 1999



                                                                        Templeton
                                               ---------------------------------------------------------

                                                 Franklin                                    Franklin
                                                 Small Cap                                    Growth
                                                Investments      Stock      International  Investments      Total
                                               --------------  -----------  -------------  -------------  -----------
Increase (decrease) in net assets from
   operations:
     Investment income                        $            -            -              -              -        1,837
     Net realized gain (loss)                              -            -              -              -       24,702
     Change in unrealized appreciation                    41           10              8             23       88,221
       Net increase (decrease) from            --------------  -----------  -------------  -------------  -----------
         operations                                       41           10              8             23      114,760
                                               --------------  -----------  -------------  -------------  -----------

Contract transactions:
   Cova payments                                         100          100            100            100        2,000
   Cova redemptions                                        -            -              -              -         (102)
   Payments received from contract
     owners                                                -            -              -              -    1,654,000
   Transfers between sub-accounts, net                     -            -              -              -            -
   Transfers for contract benefits,
     terminations and insurance charges                    -            -              -              -      (18,536)
       Net increase (decrease) in net
         assets from contract                  --------------  -----------  -------------  -------------  -----------
         transactions                                    100          100            100            100    1,637,362
                                               --------------  -----------  -------------  -------------  -----------

       Net increase (decrease) in net
         assets                                          141          110            108            123    1,752,122

Net assets at beginning of period                          -            -              -              -            -
                                               --------------  -----------  -------------  -------------  -----------
Net assets at end of period                   $          141          110            108            123    1,752,122
                                               ==============  ===========  =============  =============  ===========


See accompanying notes to financial statements.

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(1)      ORGANIZATION
         Cova Variable Life Account Five (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Life Insurance Company (CFLIC) and exists in accordance with the regulations of the California Department of Insurance. The Separate Account is a funding vehicle for single premium variable life (SPVL) and flexible premium variable universal life insurance policies (FPVUL) offered by CFLIC.

         On August 26, 1999, CFLIC's ultimate parent company, GenAmerica Corporation, entered into a definitive agreement to be acquired by Metropolitan Life Insurance Company. The acquisition occurred on January 6, 2000.

         The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies. Each investment company is a diversified, open-end, management investment company registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment may vary between variable life insurance policies offered by CFLIC.

              Cova Series Trust (Cova)                                       10    portfolios
              General American Capital Company (GACC)                         1    portfolios
              Russell Insurance Funds (Russell)                               5    portfolios
              AIM Variable Insurance Funds, Inc. (AIM)                        3    portfolios
              Alliance Variable Products Series Fund, Inc. (Alliance)         2    portfolios
              Liberty Variable Investment Trust (Liberty)                     1    portfolios
              Goldman Sachs Variable Insurance Trust (Goldman Sachs)          3    portfolios
              Investors Fund Series (Kemper)                                  3    portfolios
              MFS Variable Insurance Trust (MFS)                              5    portfolios
              Oppenheimer Variable Account Funds (Oppenheimer)                5    portfolios
              Putnam Variable Trust (Putnam)                                  5    portfolios
              Templeton Variable Products Series Fund (Templeton)             7    portfolios

         The Separate Account commenced operations on March 1, 1999. The sub-accounts commenced operations as follows:

              Cova Lord Abbett Growth and Income                              April 29, 1999
              Cova Bond Debenture                                             April 29, 1999
              Cova Developing Growth                                           July 17, 1999
              Cova Large Cap Research                                          July 12, 1999
              Cova Mid-Cap Value                                               July 12, 1999
              Cova Quality Bond                                                July 19, 1999
              Cova Small Cap Stock                                            April 29, 1999
              Cova Large Cap Stock                                            April 29, 1999
              Cova Select Equity                                               June 29, 1999
              Cova International Equity                                          May 4, 1999
              AIM V.I. Value                                                     May 3, 1999
              AIM V.I. Capital Appreciation                                      May 3, 1999
              GACC Money Market                                                March 1, 1999
              Templeton Bond                                                   July 19, 1999
              Franklin Small Cap Investments                                   July 19, 1999
              Templeton Stock                                                  July 19, 1999
              Templeton International                                          July 19, 1999
              Franklin Growth Investments                                      July 19, 1999


COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(2)      SIGNIFICANT ACCOUNTING POLICIES
         (A)  INVESTMENT VALUATION
              Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex-distribution date.

         (B)  REINVESTMENT OF DISTRIBUTIONS
              With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolios.

              GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

         (C)  FEDERAL INCOME TAXES
              The operations of the Separate Account are included in the federal income tax return of CFLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, CFLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable life policies. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for any federal income taxes that would be attributable to the variable life policies.

(3)      CONTRACT FEES
              There are fees associated with the variable life insurance policies that are deducted from the policy account value and Separate Account that reduce the return on investment. The type, amount, and timing of the fees may vary between the variable life policies offered by CFLIC and include mortality and expense risk, administrative, selection and issue expense, cost of insurance, tax expense (premium and federal taxes), contingent deferred sales (surrender) and transfer charges.

(4)      SEPARATE ACCOUNT EXPENSES
              The mortality and expense fees for FPVUL policies are deducted from the separate account and are reflected in the accumulation unit value. There were no fees incurred in 1999.

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(5)      COST BASIS OF INVESTMENTS
         The cost basis of each sub-account's investment follows:


              Cova Lord Abbett Growth and Income        $ 207,592
              Cova Bond Debenture                         105,692
              Cova Developing Growth                          100
              Cova Large Cap Research                     106,554
              Cova Mid-Cap Value                           64,425
              Cova Quality Bond                               102
              Cova Small Cap Stock                         96,800
              Cova Large Cap Stock                        434,385
              Cova Select Equity                          149,513
              Cova International Equity                   104,252
              AIM V.I. Value                               59,591
              AIM V.I. Capital Appreciation                20,563
              GACC Money Market                           313,832
              Templeton Bond                                  100
              Franklin Small Cap Investments                  100
              Templeton Stock                                 100
              Templeton International                         100
              Franklin Growth Investments                     100
                                                        ----------
                                                      $ 1,663,901
                                                        ==========

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(6)      UNIT FAIR VALUE
         A summary of the total return for each sub-account follows:


                                                         Commenced            Total
                                                        Operations           Return
                                                      ---------------     ------------
     SPVL policies:
         Cova Lord Abbett Growth and Income                4/29/99             4.60%
         Cova Bond Debenture                               4/29/99             0.70%
         Cova Developing Growth                            7/17/99            12.75%
         Cova Large Cap Research                           7/12/99             9.95%
         Cova Mid-Cap Value                                7/12/99            -5.60%
         Cova Quality Bond                                 7/19/99            -0.23%
         Cova Small Cap Stock                              4/29/99            44.89%
         Cova Large Cap Stock                              4/29/99             6.90%
         Cova Select Equity                                6/29/99            -0.35%
         Cova International Equity                          5/4/99            20.84%
         AIM V.I. Value                                     5/3/99            17.74%
         AIM V.I. Capital Appreciation                      5/3/99            28.36%
         GACC Money Market                                  3/1/99             4.34%
         Templeton Bond                                    7/19/99            -0.30%
         Franklin Small Cap Investments                    7/19/99            41.36%
         Templeton Stock                                   7/19/99            10.11%
         Templeton International                           7/19/99             8.27%
         Franklin Growth Investments                       7/19/99            23.34%


FPVUL policies:
         GACC Money Market                                11/29/99             0.47%



COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(7)      REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION
         The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation for each sub-account during the period ended
         December 31, 1999 follows:


                                                                     Realized Gain (Loss)
                                                ----------------------------------------------------------------
                                                     Aggregate              Aggregate Cost
                                                Proceeds from Sales       of Portfolio Shares         Realized
                                                of Portfolio Shares            Redeemed              Gain (Loss)
                                                ---------------------    ---------------------    --------------
         Cova Lord Abbett Growth and Income         $  1,940                   $  1,990                $  (50)
         Cova Bond Debenture                             727                        725                     2
         Cova Developing Growth                           -                          -                     -
         Cova Large Cap Research                       1,159                      1,172                   (13)
         Cova Mid-Cap Value                              715                        761                   (46)
         Cova Quality Bond                                -                          -                     -
         Cova Small Cap Stock                          1,150                      1,073                    77
         Cova Large Cap Stock                          3,539                      3,655                  (116)
         Cova Select Equity                            1,195                      1,362                  (167)
         Cova International Equity                     1,062                      1,031                    31
         AIM V.I. Value                                  246                        240                     6
         AIM V.I. Capital Appreciation                   134                        117                    17
         GACC Money Market                         1,342,862                  1,336,722                 6,140
         Templeton Bond                                   -                          -                     -
         Franklin Small Cap Investments                   -                          -                     -
         Templeton Stock                                  -                          -                     -
         Templeton International                          -                          -                     -
         Franklin Growth Investments                      -                          -                     -


COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(7)      REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION, CONTINUED

                                                                 Unrealized Appreciation (Depreciation)
                                                   ----------------------------------------------------------------
                                                      Appreciation              Appreciation
                                                     (Depreciation)            (Depreciation)
                                                      End of Period          Beginning of Period          Change
                                                   -----------------     ------------------------     -------------
         Cova Lord Abbett Growth and Income            $  6,653                    $  -                  $  6,653
         Cova Bond Debenture                              3,004                       -                     3,004
         Cova Developing Growth                              13                       -                        13
         Cova Large Cap Research                         10,559                       -                    10,559
         Cova Mid-Cap Value                              (3,680)                      -                    (3,680)
         Cova Quality Bond                                   (2)                      -                        (2)
         Cova Small Cap Stock                            34,574                       -                    34,574
         Cova Large Cap Stock                            16,032                       -                    16,032
         Cova Select Equity                             (10,304)                      -                   (10,304)
         Cova International Equity                       16,888                       -                    16,888
         AIM V.I. Value                                   4,069                       -                     4,069
         AIM V.I. Capital Appreciation                    6,608                       -                     6,608
         GACC Money Market                                3,725                       -                     3,725
         Templeton Bond                                      -                        -                        -
         Franklin Small Cap Investments                      41                       -                        41
         Templeton Stock                                     10                       -                        10
         Templeton International                              8                       -                         8
         Franklin Growth Investments                         23                       -                        23


COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(8)   UNIT TRANSACTIONS
      The change in the number of units for each sub-account follows:


                                                                                      Cova
                                          -----------------------------------------------------------------------------------------
                                          Lord Abbett
                                            Growth                                 Large                                  Small
                                             and          Bond      Developing      Cap        Mid-Cap      Quality        Cap
                                            Income     Debenture      Growth      Research      Value         Bond        Stock
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
Accumulation units:
      SPVL policies:
        Unit balance at 12/31/98                   -            -            -            -            -            -            -

          Cova units purchased                     8            9            9            8            9            9           10
          Cova units redeemed                      -            -            -            -            -            -            -
          Contract units purchased                 -            -            -            -            -            -            -
          Contract units transferred, net     17,386       10,301            -        8,590        6,065            -       10,327
          Contract units redeemed               (183)         (70)           -          (94)         (71)           -         (113)
                                          -----------  -----------  -----------  -----------  -----------  -----------  -----------
        Unit balance at 12/31/99              17,211       10,240            9        8,504        6,003            9       10,224
                                          ===========  ===========  ===========  ===========  ===========  ===========  ===========

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(8)   UNIT TRANSACTIONS, CONTINUED



                                                         Cova                             AIM                  GACC      Templeton
                                          ------------------------------------  --------------------------  -----------  -----------

                                           Large                                                 V.I.
                                            Cap         Select    International    V.I.        Capital        Money
                                           Stock        Equity      Equity        Value      Appreciation     Market        Bond
                                          ----------  ----------- ------------  -----------  -------------  -----------  -----------
Accumulation units:
    SPVL policies:
      Unit balance at 12/31/98                    -            -            -            -              -            -            -

        Cova units purchased                      7            8            8            9              9           19           10
        Cova units redeemed                       -            -            -            -              -          (10)           -
        Contract units purchased                  -            -            -            -              -      155,502            -
        Contract units transferred, net      31,815       11,141        9,019        5,421          1,954     (124,311)           -
        Contract units redeemed                (287)        (101)        (101)         (23)           (12)      (2,374)           -
                                          ----------  ----------- ------------  -----------  -------------  -----------  -----------
      Unit balance at 12/31/99               31,535       11,048        8,926        5,407          1,951       28,826           10
                                          ==========  =========== ============  ===========  =============  ===========  ===========


    FPVUL policies:
      Unit balance at 12/31/98                                                                                       -

        Cova units purchased                                                                                        10
        Cova units redeemed                                                                                          -
        Contract units purchased                                                                                     -
        Contract units transferred, net                                                                              -
        Contract units redeemed                                                                                      -
                                                                                                            -----------
      Unit balance at 12/31/99                                                                                      10
                                                                                                            ===========

COVA VARIABLE LIFE ACCOUNT FIVE
Notes to Financial Statements
December 31, 1999


(8)   UNIT TRANSACTIONS, CONTINUED



                                                                      Templeton
                                              ------------------------------------------------------------

                                                Franklin                                      Franklin
                                                Small Cap                                      Growth
                                               Investments      Stock      International     Investments
                                              --------------  -----------  ---------------  --------------
Accumulation units:
      SPVL policies:
        Unit balance at 12/31/98                          -            -                -               -

          Cova units purchased                           10           10               10              10
          Cova units redeemed                             -            -                -               -
          Contract units purchased                        -            -                -               -
          Contract units transferred, net                 -            -                -               -
          Contract units redeemed                         -            -                -               -
                                              --------------  -----------  ---------------  --------------
        Unit balance at 12/31/99                         10           10               10              10
                                              ==============  ===========  ===============  ==============









                      COVA FINANCIAL LIFE INSURANCE COMPANY
              (a wholly owned subsidiary of Cova Financial Services
                             Life Insurance Company)

                              Financial Statements

                        December 31, 1999, 1998, and 1997

                   (With Independent Auditors' Report Thereon)



                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors and Shareholder
     Cova Financial Life Insurance Company:


     We have audited the accompanying balance sheets of Cova Financial Life Insurance Company (a wholly owned subsidiary of Cova Financial Services Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statements of income, shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Life Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.






     February 4, 2000

                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                                 Balance Sheets

                           December 31, 1999 and 1998



                                         ASSETS                           1999          1998
                                                                       -----------   -----------
                                                                            (in thousands)

Investments:
    Debt securities available-for-sale, at fair value
      (cost of $101,690 in 1999 and $99,228 in 1998)                 $     95,568       100,658
    Mortgage loans, net of allowance for potential loan
      loss of $40 in 1999 and $10 in 1998                                   5,439         5,245
    Policy loans                                                              938         1,223
                                                                       -----------   -----------

             Total investments                                            101,945       107,126

Cash and cash equivalents - interest-bearing                                  751         5,789
Cash - noninterest-bearing                                                  1,448         1,200
Accrued investment income                                                   1,624         1,641
Deferred policy acquisition costs                                          15,093         9,142
Present value of future profits                                             1,740           854
Goodwill                                                                    1,631         1,813
Deferred tax asset, net                                                     1,232           585
Receivable from OakRe                                                      18,890        35,312
Federal and state income taxes recoverable                                     75            --
Reinsurance receivables                                                         9           118
Other assets                                                                   24           398
Separate account assets                                                   186,040       127,873
                                                                       -----------   -----------

             Total assets                                            $    330,502       291,851
                                                                       ===========   ===========

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                            Balance Sheets, Continued

                           December 31, 1999 and 1998



                         LIABILITIES AND SHAREHOLDER'S EQUITY              1999         1998
                                                                        -----------  -----------
                                                                            (in thousands)

Policyholder deposits                                                 $    116,184      135,106
Future policy benefits                                                       6,707        6,191
Payable on purchase of securities                                               85           27
Accounts payable and other liabilities                                       1,589        1,653
Federal and state income taxes payable                                          --          172
Future purchase price payable to OakRe                                         172          342
Guaranty fund assessments                                                    1,100        1,000
Separate account liabilities                                               186,035      127,871
                                                                        -----------  -----------

             Total liabilities                                             311,872      272,362
                                                                        -----------  -----------

Shareholder's equity:
    Common stock, $233.34 par value, (authorized
      30,000 shares; issued and outstanding
      12,000 shares in 1999 and 1998)                                        2,800        2,800
    Additional paid-in capital                                              15,523       14,523
    Retained earnings                                                        1,993        1,833
    Accumulated other comprehensive (loss) income,
      net of tax                                                            (1,686)         333
                                                                        -----------  -----------

             Total shareholder's equity                                     18,630       19,489
                                                                        -----------  -----------

             Total liabilities and shareholder's equity               $    330,502      291,851
                                                                        ===========  ===========


See accompanying notes to financial statements.


                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                              Statements of Income

                  Years ended December 31, 1999, 1998, and 1997



                                                              1999        1998         1997
                                                           -----------  ----------  -----------
                                                                     (in thousands)

Revenues:
    Premiums                                             $      1,041       1,308        1,191
    Net investment income                                       7,663       7,516        6,761
    Net realized (losses) gains on sales of
      investments                                                (452)        178          158
    Separate account fees                                       2,215       1,392          599
    Other income                                                  382          66           45
                                                           -----------  ----------  -----------

             Total revenues                                    10,849      10,460        8,754
                                                           -----------  ----------  -----------

Benefits and expenses:
    Interest on policyholder deposits                           6,064       5,486        4,837
    Current and future policy benefits                          1,479       1,549        1,481
    Operating and other expenses                                2,336       1,548        1,134
    Amortization of purchased intangible
      assets                                                      233         260          234
    Amortization of deferred policy
      acquisition costs                                           383         530          320
                                                           -----------  ----------  -----------

             Total benefits and expenses                       10,495       9,373        8,006
                                                           -----------  ----------  -----------

             Income before income taxes                           354       1,087          748
                                                           -----------  ----------  -----------

Income tax expense (benefit):
    Current                                                      (246)        (80)         310
    Deferred                                                      440         357           (5)
                                                           -----------  ----------  -----------

             Total income tax expense                             194         277          305
                                                           -----------  ----------  -----------

             Net income                                  $        160         810          443
                                                           ===========  ==========  ===========


See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 1999, 1998, and 1997




                                                                           1999         1998        1997
                                                                         ----------  -----------  ----------
                                                                                   (in thousands)
Common stock, at beginning
    and end of period                                                  $     2,800        2,800       2,800
                                                                         ----------  -----------  ----------

Additional paid-in capital:
    Balance at beginning of period                                          14,523       13,523      13,523
    Capital contribution                                                     1,000        1,000          --
                                                                         ----------  -----------  ----------

Balance at end of period                                                    15,523       14,523      13,523
                                                                         ----------  -----------  ----------

Retained earnings:
    Balance at beginning of period                                           1,833        1,023         580
    Net income                                                                 160          810         443
                                                                         ----------  -----------  ----------

Balance at end of period                                                     1,993        1,833       1,023
                                                                         ----------  -----------  ----------

Accumulated other comprehensive income:
    Balance at beginning of period                                             333          145           1
    Change in unrealized (depreciation) appreciation
      of debt securities                                                    (7,552)         794         630
    Deferred federal income tax impact                                       1,087         (101)        (77)
    Change in deferred policy acquisition costs
      attributable to unrealized depreciation (appreciation)                 3,519         (513)       (144)
    Change in present value of future profits
      attributable to unrealized depreciation (appreciation)                   927            8        (265)
                                                                         ----------  -----------  ----------

Balance at end of period                                                    (1,686)         333         145
                                                                         ----------  -----------  ----------

             Total shareholder's equity                                $    18,630       19,489      17,491
                                                                         ==========  ===========  ==========

Total comprehensive income:
    Net income                                                         $       160          810         443
    Other comprehensive (loss) income (change in net unrealized
      (depreciation) appreciation of debt and equity securities)            (2,019)         188         144
                                                                         ----------  -----------  ----------

             Total comprehensive (loss) income                         $    (1,859)         998         587
                                                                         ==========  ===========  ==========


See accompanying notes to financial statements.

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                            Statements of Cash Flows

                  Years ended December 31, 1999, 1998, and 1997




                                                                           1999         1998          1997
                                                                        -----------  -----------   -----------
                                                                                   (in thousands)
Reconciliation of net income to net cash
    provided by (used in) operating activities:
      Net income                                                      $        160          810           443
      Adjustments to reconcile net
        income to net cash provided by
        (used in) operating activities:
           Increase in future policy benefits                                  516          810           820
           Increase (decrease) in payables and
             accrued liabilities                                                94          126          (815)
           Decrease (increase) in accrued
             investment income                                                  17          185          (704)
           Amortization of intangible assets and
             deferred policy acquisition costs                                 616          790           554
           Amortization and accretion of
             securities, premiums, and discounts                                (7)         (87)          (10)
           Decrease (increase) in other assets                                 374         (384)           30
           Net realized loss (gain) on sale of investments                     452         (178)         (158)
           Interest on policyholder deposits                                 6,064        5,486         4,837
           (Decrease) increase in current and
             deferred federal income taxes                                     193          423           101
           Decrease in recapture commissions payable to OakRe                 (170)        (223)         (159)
           Commissions and expenses deferred                                (2,815)      (3,411)       (3,917)
           Other                                                               499          702           290
                                                                        -----------  -----------   -----------

             Net cash provided by operating activities                       5,993        5,049         1,312
                                                                        -----------  -----------   -----------

Cash flows from investing activities:
    Cash used in the purchase of
      investment securities                                                (29,365)     (56,673)      (53,534)
    Proceeds from investment securities
      sold and matured                                                      26,689       50,661        25,379
    Other                                                                     (128)        (121)          (81)
                                                                        -----------  -----------   -----------

             Net cash used in investing activities                          (2,804)      (6,133)      (28,236)
                                                                        -----------  -----------   -----------

                      COVA FINANCIAL LIFE INSURANCE COMPANY
  (a wholly owned subsidiary of Cova Financial Services Life Insurance Company)

                       Statements of Cash Flows, Continued

                  Years ended December 31, 1999, 1998, and 1997




                                                                          1999         1998          1997
                                                                       -----------  -----------   -----------
                                                                                  (in thousands)
Cash flows from financing activities:
    Policyholder deposits                                            $     55,181       69,459        81,788
    Transfers from OakRe                                                   19,050       35,590        25,060
    Transfer to separate accounts                                         (36,544)     (60,181)      (56,144)
    Return of policyholder deposits                                       (46,666)     (39,943)      (28,267)
    Capital contributions received                                          1,000        1,000            --
                                                                       -----------  -----------   -----------

             Net cash (used) provided by financing activities              (7,979)       5,925        22,437
                                                                       -----------  -----------   -----------

             (Decrease) increase in cash and cash equivalents              (4,790)       4,841        (4,487)

Cash and cash equivalents - beginning of period                             6,989        2,148         6,635
                                                                       -----------  -----------   -----------

Cash and cash equivalents - end of period                            $      2,199        6,989         2,148
                                                                       ===========  ===========   ===========


See accompanying notes to financial statements.



                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                          Notes to Financial Statements

                        December 31, 1999, 1998, and 1997





  (1)   NATURE OF BUSINESS AND ORGANIZATION

              NATURE OF THE BUSINESS

              Cova Financial Life Insurance Company (the Company) markets and services single premium deferred annuities, immediate annuities, variable annuities, term life, single premium variable universal life, and single premium whole life insurance policies. The Company is licensed to conduct business in the state of California. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders. Life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

              Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

              Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general account. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The contract value allocated to the general account is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders may also incur certain federal income tax penalties on withdrawals.

              Under the single premium variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value allocated to a sub-account will fluctuate based on the performance of the sub-accounts. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

              Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.

              Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 94%, 97%, and 85% of the Company's sales have been through two specific brokerage firms, A.
              G. Edwards & Sons, Incorporated, and Edward Jones & Company, Incorporated, in 1999, 1998, and 1997, respectively.

              ORGANIZATION

              The Company is a wholly owned subsidiary of Cova Financial Services Life Insurance Company (CFSLIC). CFSLIC is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Corporation, which in turn is a wholly owned by the ultimate parent, General American Mutual Holding Company (GAMHC).

              On August 26, 1999, GAMHC entered into a definitive agreement whereby Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, will acquire GenAmerica Corporation and all its holdings for $1.2 billion in cash. The purchase was approved by the Missouri Director of Insurance on November 10, 1999. The purchase, however, was not consummated as of December 31, 1999 and as a result, these financial statements do not reflect purchase accounting treatment of this transaction.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

              BASIS OF PRESENTATION

              The accompanying financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) and include the accounts and operations of the Company. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported. Actual results could differ from these estimates.

              DEBT SECURITIES

              Investments in all debt securities with readily determinable market values are classified into one of three categories: held-to-maturity, trading, or available-for-sale. Classification of investments is based on management's current intent. All debt securities at December 31, 1999 and 1998 were classified as available-for-sale. Securities available-for-sale are carried at fair value, with unrealized holding gains and losses reported as accumulated other comprehensive income in the shareholder's equity, net of deferred effects of income tax and related effects on deferred acquisition costs and present value of future profits.

              Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated. When such a difference occurs, the net investment in the mortgage-backed bond is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the bond, with a corresponding charge or credit to interest income (the "retrospective method").

              Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on the basis of specific costs of investments and are credited or charged to income.

              A realized loss is recognized and charged against income if the Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in market value that is deemed to be other than temporary.

              MORTGAGE LOANS AND POLICY LOANS

              Mortgage loans and policy loans are carried at their unpaid principal balances. An allowance for mortgage loan losses is established based on an evaluation of the mortgage loan portfolio, past credit loss experience, and current economic conditions.

              Reserves for loans are established when the Company determines that collection of all amounts due under the contractual terms is doubtful and are calculated in conformity with Statement of Financial Accounting Standards (SFAS) No. 114, Accounting by Creditors for Impairment of a Loan, as amended by SFAS No. 118, Accounting by Creditors for Impairment of a Loan - Income Recognition and Disclosures.

              The Company had no impaired loans, and the valuation allowance for potential losses on mortgage loans was $40,000 and $10,000, at December 31, 1999 and 1998, respectively.

              CASH AND CASH EQUIVALENTS

              Cash and cash equivalents include currency and demand deposits in banks, U.S. Treasury bills, money market accounts, and commercial paper with maturities under 90 days, which are not otherwise restricted.

              SEPARATE ACCOUNT ASSETS

              Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity policyholders in the separate accounts and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. Separate accounts assets are valued at fair market value.

              In order to provide for optimum policyholder returns and to allow for the replication of the investment performance of existing "cloned" mutual funds, the Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new portfolios. As additional funds have been received through policyholder deposits, the Company has periodically reduced its capital investment in the separate accounts. The Company's capital investment in the separate accounts as of December 31, 1999 and 1998, is presented in note 3.

              DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, sales costs, and certain policy issuance and underwriting costs, are deferred. The Company sets a limit on the deferral of acquisition costs incurred from internal marketing and wholesaling operations in any year at 1% to 1.5% of premiums and deposits receipts, varying according to specific product. This limit is based on typical market rates of independent marketing service and wholesaling organizations. This practice also avoids possible deferral of costs in excess of amounts recoverable.

              The costs deferred are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of deferred policy acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses are not recognized currently in income but as an offset to the accumulated other comprehensive income component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

              The components of deferred policy acquisition costs are shown below:

                                                                                   1999          1998          1997
                                                                                ------------  ------------  ------------
                                                                                            (IN THOUSANDS)
              Deferred policy acquisition costs, beginning of period
                                                                             $      9,142         6,774         3,321
              Commissions and expenses deferred                                     2,815         3,411         3,917
              Amortization                                                           (383)         (530)         (320)
              Deferred policy acquisition costs attributable to
                  unrealized depreciation (appreciation)                            3,519          (513)         (144)
                                                                                ------------  ------------  ------------

                    Deferred policy acquisition costs, end
                     of period                                               $     15,093         9,142         6,774
                                                                                ============  ============  ============

              Costs expensed that exceeded the established deferred
                  limit                                                      $        382           231            6
                                                                                ===========   ============ =============


              PURCHASE RELATED INTANGIBLE ASSETS AND LIABILITIES

              In accordance with the purchase method of accounting for business combinations, two intangible assets and a future payable related to accrued purchase price consideration were established as of the date the Company was purchased by GALIC.

                  Present Value of Future Profits

                  The Company established an intangible asset which represents the present value of future profits (PVFP) to be derived from both the purchased and transferred blocks of business. Certain estimates were utilized in the computation of this asset, including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs, discounted at a pretax rate of 18% (12% net after tax).

                  In addition, as the Company has the option of retaining its single premium deferred annuity (SPDA) policies after they reach their next interest rate reset date and are recaptured from OakRe, a component of this asset represents estimates of future profits on recaptured business. This asset will be amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities appreciation and depreciation, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profit streams are periodically reevaluated and the unamortized balance of PVFP will be adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception. The amortization and adjustments resulting from unrealized appreciation and depreciation is not recognized currently in income but as an offset to the accumulated other comprehensive income of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

                  Based on current assumptions, amortization of the original in-force PVFP asset, expressed as a percentage of the original in-force asset, is projected to be 5.5%, 4.9%, 4.5%, 4.2%, and 4.2% for the years ended December 31, 2000 through 2004, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results. The average crediting rate on the original in-force PVFP asset is 6.4% for 1999, 1998 and 1997.

                  The components of PVFP are shown below:

                                                                                    1999         1998         1997
                                                                                 ------------  ----------  ------------
                                                                                            (IN THOUSANDS)
                  PVFP - beginning of period                                  $       854         900          1,178
                  Interest credited                                                    62          66             69
                  Amortization                                                       (103)       (120)           (82)
                  PVFP attributable to unrealized
                      depreciation (appreciation)                                     927           8           (265)
                                                                                 ------------  ----------  ------------
                         PVFP - end of period                                 $     1,740         854            900
                                                                                 ============  ==========  ============


                  Goodwill

                  Under the push-down method of purchase accounting, the excess of purchase price over the fair value of tangible and intangible assets and liabilities acquired is established as an asset and referred to as goodwill. The Company has elected to amortize goodwill on the straight-line basis over a 20-year period.

                  The components of goodwill are shown below:

                                                                                  1999          1998          1997
                                                                               ------------  ------------  ------------
                                                                                           (IN THOUSANDS)

                  Goodwill - beginning of period                             $     1,813         1,923         2,034
                  Amortization                                                      (111)         (110)         (111)
                  Experience adjustment to future purchase price
                      payable to OakRe                                               (71)           --            --
                                                                               ------------  ------------  ------------

                           Goodwill - end of period                          $     1,631         1,813         1,923
                                                                               ============  ============  ============



                  Future Payable

                  Pursuant to the financial reinsurance agreement with OakRe, the receivable from OakRe becomes due in installments when the SPDA policies reach their next crediting rate reset date. For any recaptured policies that continue in force with OakRe into the next rate guarantee period, the Company will pay a commission to OakRe of 1.75% up to 40% of policy account values originally reinsured and 3.5% thereafter. On policies that are recaptured and subsequently exchanged to a variable annuity policy, the Company will pay a commission to OakRe of 0.50%.

                  The Company has recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.5%. This liability represents a contingent purchase price payable for the policies transferred to OakRe on the purchase date and has been pushed down to the Company through the financial reinsurance agreement. The Company expects that this payable will be substantially extinguished by the end of the year 2000.

                  The components of this future payable are shown below:

                                                                                        1999        1998       1997
                                                                                      ----------  ---------- ----------
                                                                                               (IN THOUSANDS)
                  Future payable - beginning of period                              $     342         565        683
                  Interest added                                                           20          29         41
                  Payment to Oak Re                                                      (119)       (252)      (159)
                  Experience adjustment to future purchase price payable
                      to OakRe                                                            (71)         --         --
                                                                                      ----------  ---------- ----------

                           Future payable - end of period                           $     172         342        565
                                                                                      ==========  ========== ==========

              DEFERRED TAX ASSETS AND LIABILITIES

              Xerox Financial Services, Inc. (XFSI) (previous parent of the company) and GALIC agreed to file an election to treat the acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of acquisition was revalued based upon fair market values as of June 1, 1995. The principal effect of the election was to establish a tax asset on the tax-basis balance sheet of approximately $2.9 million for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

              POLICYHOLDER DEPOSITS

              The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any withdrawals. The average weighted interest crediting rate on the Company's policyholder deposits as of December 31, 1999 was 5.96%.

              FUTURE POLICY BENEFITS

              Reserves are held for future policy annuity benefits that subject the Company to risks to make payments contingent upon the continued survival of an individual or couple (longevity risk). These reserves are valued at the present value of estimated future benefits discounted for interest, expenses, and mortality. The assumed mortality is the 1983 Individual Annuity Mortality Tables discounted at 4.50% to 8.00%, depending upon year of issue.

              Current mortality benefits payable are recorded for reported claims and estimates of amounts incurred but not reported.

              PREMIUM REVENUE

              The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks. Amounts collected on annuity policies not subject to longevity risk are recorded as increases in the policyholder deposits liability. For term and single premium variable life products, premiums are recognized as revenue when due.

              OTHER INCOME

              Other income consists primarily of policy surrender charges.

              FEDERAL INCOME TAXES

              Beginning in 1997, the Company files a consolidated income tax return with its immediate parent, CFSLIC. Allocations of federal income taxes are based upon separate return calculations.

              Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

              COMPREHENSIVE INCOME

              The Company reports and presents comprehensive income and its components in accordance with SFAS No. 130, Reporting Comprehensive Income. SFAS No. 130 has no impact on the Company's consolidated net income or shareholder's equity. The Company's only component of accumulated other comprehensive income relates to unrealized appreciation and depreciation on debt and equity securities held as available-for-sale.

              RISKS AND UNCERTAINTIES

              In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the balance sheet and revenues and expenses for the period. Actual results could differ significantly from those estimates.

              The following elements of the financial statements are most affected by the use of estimates and assumptions:

                  -   Investment valuation

                  -   Amortization of deferred policy acquisition costs

                  -   Amortization of present value of future profits

                  -   Recoverability of goodwill

              The fair value of the Company's investments is subject to the risk that interest rates will change and cause a temporary increase or decrease in the liquidation value of debt securities. To the extent that fluctuations in interest rates cause the cash flows of assets and liabilities to change, the Company might have to liquidate assets prior to their maturity and recognize a gain or loss. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to control the risks presented by differences in the probable cash flows and reinvestment of assets with the timing of crediting rate changes in the Company's policies and contracts. Changes in the estimated prepayments of mortgage-backed securities also may cause retrospective changes in the amortization period of securities and the related recognition of income.

              The amortization of deferred policy acquisition costs is based on estimates of long-term future gross profits from existing policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the deferred expense.

              In a similar manner, the amortization of PVFP is based on estimates of long-term future profits from existing and recaptured policies. These gross profits are dependent upon policy retention and lapses, the spread between investment earnings and crediting rates, and the level of maintenance expenses. Changes in circumstances or estimates may cause retrospective adjustment to the periodic amortization expense and the carrying value of the asset.

              The Company has considered the recoverability of goodwill and has concluded that no circumstances have occurred which would give rise to impairment of goodwill at December 31, 1999.

              FAIR VALUE OF FINANCIAL INSTRUMENTS

              SFAS No. 107, Disclosures About Fair Value of Financial Instruments, applies fair value disclosure practices with regard to financial instruments, both assets and liabilities, for which it is practical to estimate fair value. In cases where quoted market prices are not readily available, fair values are based on estimates that use present value or other valuation techniques.

              These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, might not be realized in the immediate settlement of the instruments. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Because of this, and further because a value of a business is also based upon its anticipated earning power, the aggregate fair value amounts presented do not represent the underlying value of the Company.

              The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

                  Cash and Cash Equivalents, Short-term Investments, and Accrued Investment Income

                  The carrying value amounts reported in the balance sheets for these instruments approximate their fair values. Short-term debt securities are considered "available-for-sale" and are carried at fair value.

                  Investments Securities and Mortgage Loans
                  (Including Mortgage-backed Securities)

                  Fair values of debt securities are based on quoted market prices, where available. For debt securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments (see note 3 for fair value disclosures).

                  Policy Loans

                  Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and therefore approximate current interest rates.

                  Investment Contracts

                  The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all contracts permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (policyholder deposits) are estimated as the amount payable on demand. As of December 31, 1999 and 1998, the cash surrender value of policyholder deposits was $4,058,740 and $4,707,689, respectively, less than their stated carrying value. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

                  All of the Company's deposit obligations are fully guaranteed by its parent GALIC, and the receivable from OakRe equal to the SPDA obligations is guaranteed by OakRe's parent, XFSI.

              REINSURANCE

              Effective July 25, 1999, the Company entered into a modified coinsurance reinsurance agreement with Metropolitan Life Insurance Company (MetLife). Under the reinsurance agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to MetLife amounting to $15 million. Net earnings to MetLife from that business are experience refunded to the Company. The agreement does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a guarantee by MetLife of new business and renewed SPDA business during this period. There was no impact on the Company's financial statements resulting from the reinsurance transaction with MetLife.

              On June 1, 1995, when Cova Corporation purchased the Company, then known as Xerox Financial Life Insurance Company (XFLIC), from XFSI, a wholly owned subsidiary of Xerox Corporation, it entered into a financing reinsurance transaction with OakRe Life Insurance Company (OakRe), then a subsidiary of XFLIC, for OakRe to assume the economic benefits and risks of the existing SPDA deposits of XFLIC. Ownership of OakRe was retained by XFSI subsequent to the sale of XFLIC and other affiliates.

              In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

              The financing reinsurance agreement entered into with OakRe as condition to the purchase of the Company does not meet the criteria for reinsurance accounting under GAAP. The net assets initially transferred to OakRe were established as a receivable and are subsequently increased as interest accrued on the underlying deposits and decrease as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed. The receivable from OakRe to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods which will be substantially expired by mid-year 2000, and completely by mid-year 2002. The liquidations transfer cash daily in the amount of the then current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day-no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and thereafter assume the benefits and risks of those deposits.

              In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFSI in the amount of $500 million. No funds were drawn on this letter of credit since inception of the agreement.

              The impact of reinsurance on the December 31, 1999 financial statements is not considered material.

              RECENTLY ISSUED ACCOUNTING STANDARD

              SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, issued in June 1998, requires all derivative financial instruments to be recorded on the balance sheet at estimated fair value. The Company's present accounting policies applies such accounting treatment only to marketable securities as defined under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and to off-balance sheet derivative instruments. SFAS No. 133 will broaden the definition of derivative instruments to include all classes of financial assets and liabilities. It also will require separate disclosure of identifiable derivative instruments embedded in hybrid securities. The change in the fair value of derivative instruments is to be recorded each period either in current earnings or other comprehensive income, depending on whether a derivative is designed as part of a hedge transaction and, if it is, on the type of hedge transaction.

              In June 1999, the FASB issued SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS No. 133. SFAS No. 137 defers for one year the effective date of Statement of SFAS No 133, Accounting for Derivative Instruments and Hedging Activities. The Company plans to adopt the provision of SFAS No. 133 effective January 1, 2001. At this time the Company does not believe it will have a material effect on the Company's consolidated financial position or results of operations.

              OTHER

              Certain 1998 and 1997 amounts have been reclassified to conform to the 1999 presentation.

  (3)   INVESTMENTS

        The Company's investments in debt securities and short-term investments are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The amortized cost, estimated fair value, and carrying value of investments at December 31, 1999 and 1998, are as follows:

                                                                              1999
                                         -------------------------------------------------------------------------------
                                                              GROSS           GROSS         ESTIMATED
                                           AMORTIZED       UNREALIZED      UNREALIZED         FAIR          CARRYING
                                              COST            GAINS          LOSSES           VALUE           VALUE
                                         ---------------  --------------  --------------  --------------  --------------
                                                                         (IN THOUSANDS)
        Debt securities:
           Government agency
              obligations              $       1,702              19               --            1,721           1,721
           Corporate securities               76,444              30           (4,756)          71,718          71,718
           Mortgage-backed
              securities                       8,272               1             (202)           8,071           8,071
           Asset backed securities            15,272              --           (1,214)          14,058          14,058
                                         ---------------  --------------  --------------  --------------  --------------

             Total debt securities           101,690              50           (6,172)          95,568          95,568
             Mortgage loans (net)              5,439              --              (70)           5,369           5,439
             Policy loans                        938              --               --              938             938
                                         ---------------  --------------  --------------  --------------  --------------

               Total investments       $     108,067              50           (6,242)         101,875         101,945
                                         ===============  ==============  ==============  ==============  ==============

        Company's beneficial
           interest in separate
           accounts                    $           5             --              --                  5              5
                                         ===============  ==============  ==============  ==============  ==============


                      COVA FINANCIAL LIFE INSURANCE COMPANY
           (a wholly owned subsidiary of Cova Financial Services Life
                               Insurance Company)

                          Notes to Financial Statements

                        December 31, 1999, 1998, and 1997



                                                                              1998
                                         -------------------------------------------------------------------------------
                                                              GROSS           GROSS         ESTIMATED
                                           AMORTIZED       UNREALIZED      UNREALIZED         FAIR          CARRYING
                                              COST            GAINS          LOSSES           VALUE           VALUE
                                         ---------------  --------------  --------------  --------------  --------------
                                                                         (IN THOUSANDS)
        Debt securities:
           U.S. treasury securities    $         100               1               --              101            101
           Government agency
              obligations                      3,471              74               --            3,545          3,545
           Corporate securities               70,883           1,384             (406)          71,861         71,861
           Mortgage-backed
               securities                     11,789              87              (32)          11,844         11,844
           Asset-backed securities            12,985             349              (27)          13,307         13,307
                                         ---------------  --------------  --------------  --------------  --------------

             Total debt securities            99,228           1,895             (465)         100,658        100,658
             Mortgage loans (net)              5,245             204               --            5,449          5,245
             Policy loans                      1,223              --               --            1,223          1,223
                                         ---------------  --------------  --------------  --------------  --------------

             Total investments         $     105,696           2,099             (465)         107,330        107,126
                                         ===============  ==============  ==============  ==============  ==============

        Company's beneficial
           interest in separate
           accounts                    $           2             --                --                2              2
                                         ===============  ==============  ==============  ==============  ==============

        The amortized cost and estimated fair value of debt securities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

                                                                            ESTIMATED
                                                           AMORTIZED           FAIR
                                                              COST            VALUE
                                                         ---------------  ---------------
                                                                 (IN THOUSANDS)
        Less than one year                             $         3,573            3,573
        Due after one year through five years                   33,093           31,752
        Due after five years through ten years                  39,035           35,583
        Due after ten years                                     17,717           16,589
        Mortgage-backed securities                               8,272            8,071
                                                         ---------------  ---------------

                 Total                                 $       101,690           95,568
                                                         ===============  ===============


        At December 31, 1999, approximately 94.2% of the Company's debt securities are investment grade or are nonrated but considered to be of investment grade. Of the 5.8% noninvestment grade debt securities, 5.7% are rated as BB or its equivalent, and 0.1% are rated B or its equivalent.

        The Company had one impaired debt security, which became nonincome producing in 1999. The Company had no impaired investments, and all debt securities were income producing in 1998

        The components of investment income, realized gains (losses), and unrealized appreciation are as follows:

                                                                                  1999           1998          1997
                                                                               ------------  -------------  ------------
                                                                                            (IN THOUSANDS)
        Income on debt securities                                           $      7,119         6,928          6,575
        Income on cash and cash equivalents                                          185           305            186
        Interest on mortgage loans                                                   401           308             32
        Income on policy loans                                                        82            92             83
        Miscellaneous interest                                                         1             2             --
                                                                               ------------  -------------  ------------

        Total investment income                                                    7,788         7,635          6,876

        Investment expenses                                                         (125)         (119)          (115)
                                                                               ------------  -------------  ------------

                 Net investment income                                      $      7,663         7,516          6,761
                                                                               ============  =============  ============

        Net realized capital (losses) gains -
            debt securities                                                 $       (452)          178            158
                                                                               ============  =============  ============

        Unrealized (depreciation) appreciation is as follows:
               Debt securities                                              $     (6,122)        1,430            633
               Short-term investments                                                 --            --              3
               Effects on deferred acquisition
                 costs amortization                                                2,793          (726)          (213)
               Effects on PVFP amortization                                          735          (192)          (200)
                                                                               ------------  -------------  ------------

               Unrealized (depreciation) appreciation
                 before income tax                                                (2,594)          512            223

               Unrealized income tax benefit (expense)                               908          (179)           (78)
                                                                               ------------  -------------  ------------

                 Net unrealized appreciation (depreciation) on
                   investments                                              $     (1,686)          333            145
                                                                               ============  =============  ============


        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1999 were $25,986,787. Gross gains of $165,919 and gross losses of $618,025 were realized on those sales. Included in these amounts were $25,816 of gross gains and $19,890 of gross losses realized on the sale of noninvestment grade securities. Net realized losses include a 1999 impairment adjustment totaling approximately $493,244 related to one debt security held by the Company.

        Proceeds from sales, redemptions, and paydowns of investments in debt securities during 1998 were $50,660,583. Gross gains of $591,755 and gross losses of $413,588 were realized on those sales. Included in these amounts were $133,138 of gross gains and $106,165 of gross losses realized on the sale of noninvestment grade securities.

        Proceeds from sales, redemptions, and paydowns for investments in debt securities during 1997 were $25,379,783. Gross gains of $166,335 and gross losses of $8,658 were realized on those sales. Included in these amounts were $47,391 of gross gains and $7,300 of gross losses realized on the sale of noninvestment grade securities.

  (4)   SECURITY GREATER THAN 10% OF SHAREHOLDER'S EQUITY

        As of December 31, 1999 and 1998, the Company held the following individual mortgage loan which exceeded 10% of shareholder's equity:

                                                    1999             1998
                                               ---------------  ---------------
        Colonial Realty, at carrying value   $     1,998,296        1,997,287
                                               ===============  ===============


  (5)   COMPREHENSIVE INCOME

        The components of comprehensive income are as follows:

                                                                                    1999          1998         1997
                                                                                 ------------  ------------ ------------
                                                                                             (IN THOUSANDS)
        Net income                                                             $        160        810           443
                                                                                 ------------  ------------ ------------

        Other comprehensive income (loss), before tax -
            Unrealized appreciation (depreciation) on
               Investments arising during period:
                 Unrealized (depreciation) appreciation
                     on investments                                                  (7,100)       616           472
                 Adjustment to deferred acquisition
                   costs attributable to unrealized
                   depreciation (appreciation)                                        3,308       (398)         (108)
                 Adjustment to PVFP attributable to
                   unrealized depreciation (appreciation)                               872          6          (198)
                                                                                 ------------  ------------ ------------

                       Total unrealized (depreciation) appreciation on
                          investments arising during period                          (2,920)       224           166
                                                                                 ------------  ------------ ------------

        Less reclassification adjustments for realized losses (gains) included in net income:
               Adjustment for losses (gains) included in
                 net realized (losses) gains on sales
                 of investments                                                         452       (178)         (158)
               Adjustment for (gains) losses included in
                 amortization of deferred acquisition costs                            (211)       115            36
               Adjustment for (gains) losses included in
                 amortization of PVFP                                                   (55)        (2)           67
                                                                                 ------------  ------------ ------------

                       Total reclassification adjustments for losses (gains)
                          included in net income                                        186        (65)          (55)
                                                                                 ------------  ------------ ------------

        Other comprehensive (loss) income, before related income tax
            (benefits) expense                                                       (3,106)       289           221

        Related income tax (benefit) expense                                         (1,087)       101            77
                                                                                 ------------  ------------ ------------

                       Other comprehensive (loss) income, net of tax                 (2,019)       188           144
                                                                                 ------------  ------------ ------------

                       Comprehensive (loss) income                             $     (1,859)       998           587
                                                                                 ============  ============ ============


  (6)   POSTRETIREMENT AND POSTEMPLOYMENT BENEFITS

        The Company has no direct employees and no retired employees. All personnel used to support the operations of the Company are supplied by contract by Cova Life Management Company (CLMC), a wholly owned subsidiary of Cova Corporation. The Company is allocated a portion of certain health care and life insurance benefits for future retired employees of CLMC. In 1999, 1998, and 1997, the Company was allocated a portion of benefit costs including severance pay, accumulated vacations, and disability benefits. At December 31, 1999, CLMC had no retired employees nor any employees fully eligible for retirement, and had no disbursements for such benefit commitments. The expense arising from these allocations is not material.

  (7)   INCOME TAXES

        The Company will file a consolidated federal income tax return with its immediate parent, CFSLIC. Income taxes are recorded in the statements of earnings and directly in certain shareholder's equity accounts. Income tax expense for the years ended December 31 was allocated as follows:

                                                                                          1999        1998       1997
                                                                                        ----------  ---------  ---------
                                                                                                (IN THOUSANDS)
        Statements of income:
            Operating income (excluding realized investment gains)                    $      179       215        250
            Realized investment gains                                                         15        62         55
                                                                                        ----------- ---------  ---------

                 Income tax expense included in the statements of
                   income                                                                    194       277        305

        Shareholder's equity - change in deferred federal income taxes
            related to unrealized (depreciation) appreciation on securities               (1,087)      101         77
                                                                                        ----------- ---------  ---------

                 Total income tax (benefit) expense                                   $     (893)      378        382
                                                                                        =========== =========  =========

        The actual federal income tax expense differed from the expected tax expense computed by applying the U.S. federal statutory rate to income before taxes on income as follows:

                                                                1999                  1998                 1997
                                                        --------------------  --------------------  --------------------
                                                                                (IN THOUSANDS)
        Computed expected tax expense                 $   124       35.0%    $  380       35.0%    $  262       35.0%
        Dividends received deduction - separate
            account                                      (115)     (32.5)      (150)     (13.9)        --         --
        Amortization of intangible assets                  39       11.0         39        3.6         39        5.2
        Valuation allowance for permanent
            impairments                                   173       48.9         --         --         --        --
        Other                                             (27)      (7.6)         8        0.8          4        0.5
                                                        --------  ----------  --------  ----------  --------  ----------
                   Total                              $   194       54.8%    $  277       25.5%    $  305       40.7%
                                                        ========  ==========  ========  ==========  ========  ==========



        The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1999 and 1998 are as follows:

                                                                                                  1999         1998
                                                                                               ------------ ------------
                                                                                                    (IN THOUSANDS)
        Deferred tax assets:
            Tax basis of intangible assets purchased                                         $       569          624
            Liability for commission on recaptures                                                    60          120
            Policy reserves                                                                        2,678        2,477
            DAC "Proxy Tax"                                                                        1,383        1,252
            Permanent impairments                                                                    173           --
            Unrealized depreciation in investments                                                   908           --
            Other deferred tax assets                                                                165         (359)
                                                                                               ------------ ------------

                   Total deferred tax assets                                                       5,936        4,114
            Valuation allowance                                                                     (173)           --
                                                                                               ------------ ------------
                   Total deferred tax assets, net of valuation allowance                           5,763        4,114
                                                                                               ------------ ------------

        Deferred tax liabilities:
            Unrealized appreciation in investments                                                    --          179
            PVFP                                                                                     226          150
            Deferred acquisition costs                                                             4,305        3,200
                                                                                               ------------ ------------

                   Total deferred tax liabilities                                                  4,531        3,529
                                                                                               ------------ ------------

                   Net deferred tax asset                                                    $     1,232          585
                                                                                               ============ ============

        A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. As of December 31, 1999, the Company has provided a 100% valuation allowance against the deferred tax asset related to the permanent impairments.

  (8)   RELATED-PARTY TRANSACTIONS

        On December 31, 1997, Cova Life Management Company (CLMC) and Navisys Incorporated (Navisys), both affiliated companies, purchased certain assets of Johnson & Higgins/Kirke Van Orsdel, Inc. (J&H/KVI), an unaffiliated Delaware corporation, for $2,500,000, and merged them into Cova Life Administrative Service Company (CLASC), a joint subsidiary of CLMC and Navisys. Navisys purchased 51% of CLASC, and the remaining 49% was purchased by CLMC. The purchased assets are the administrative and service systems and organization that provide the policy service functions for the Company's life and annuity products. On October 31, 1999, CLMC purchased the remaining 51% interest in CLASC from Navisys for $1,184,414.

        The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, a Delaware corporation, which provides management services and the employees necessary to conduct the activities of the Company; Conning Asset Management, which provides investment advice; and CLASC, which provides underwriting, policy issuance, claims, and other policy administration functions. Additionally, a portion of overhead and other corporate expenses is allocated by the Company's parent, GALIC. Expenses and fees paid to affiliated companies in 1999, 1998, and 1997 by the Company were $2,496,782, $1,587,833, and $396,806, respectively.



  (9)   STATUTORY SURPLUS AND DIVIDEND RESTRICTION

        GAAP differs in certain respects from accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the recognition of deferred taxes under GAAP reporting, the nonrecognition of financial reinsurance for GAAP reporting, and the establishment of an asset valuation reserve as a contingent liability based on the credit quality of the Company's investment securities and an interest maintenance reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold under statutory accounting principles. In addition, adjustments to record the carrying values of debt securities and certain equity securities at estimated fair value are applied only under GAAP reporting and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their established fair values at the date of purchase, and shareholder's equity to the net purchase price.
        Statutory accounting does not recognize the purchase method of accounting.

        As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with GAAP were as follows:

                                                                                                  1999         1998
                                                                                               ------------ ------------
                                                                                                    (IN THOUSANDS)
        Statutory capital and surplus                                                        $     9,826       10,411
        Reconciling items:
            Statutory asset valuation reserve                                                        827        1,078
            Statutory interest maintenance reserve                                                   187          190
            GAAP investment adjustments to fair value                                             (6,122)       1,430
            GAAP deferred policy acquisition costs                                                15,093        9,142
            GAAP basis policy reserves                                                            (4,480)      (4,670)
            GAAP deferred federal income taxes (net)                                               1,232          585
            GAAP guarantee assessment adjustment                                                  (1,100)      (1,000)
            GAAP goodwill                                                                          1,631        1,813
            GAAP present value of future profits                                                   1,740          854
            GAAP future purchase price payable                                                      (172)        (342)
            GAAP investment valuation reserves                                                       (40)         (10)
            Other                                                                                      8            8
                                                                                               ------------ ------------
                   GAAP shareholder's equity                                                 $    18,630       19,489
                                                                                               ============ ============


        Statutory net loss for the years ended December 31, 1999, 1998, and 1997 was $1,478,513, $142,046, and $461,118, respectively.

        The maximum amount of dividends which can be paid by State of California insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory surplus or statutory net gain from operations for the preceding year. The maximum dividend permissible during 2000 will be $702,615, which is 10% of the Company's December 31, 1999 statutory surplus of $7,026,153.

        The National Association of Insurance Commissioners has developed certain risk based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 1999, the Company's Total Adjusted Capital and Authorized Control Level RBC were $10,653,128 and $1,705,480, respectively. This level of adjusted capital qualifies under all tests.

(10)    GUARANTY FUND ASSESSMENTS

        The Company participates with life insurance companies licensed in California in an association formed to guaranty benefits to policyholders of insolvent life insurance companies. Under state law, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty association for insolvencies incurred through 1999, but for which assessments have not yet been determined or assessed, to a maximum generally of 1% of statutory premiums per annum.

        In November 1999, the National Organization of Life and Health Guaranty Associations distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for $1.1 million in future assessments on insolvencies that occurred before December 31, 1999. Under the coinsurance agreement between the Company and OakRe (see note 1), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. The Company paid $8,000, $33,505, and $460,167 in guaranty fund assessment in 1999, 1998, and 1997, respectively. These payments were substantially reimbursed by OakRe.

        At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments and may retain the remaining 20%. The credits to be retained were not material.

(11)    SUBSEQUENT EVENT

        The purchase of GenAmerica Corporation and subsidiary, including the Company, by MetLife was completed on January 6, 2000. On that date also, the Company's modified coinsurance agreement with MetLife was suspended for subsequent new business.






APPENDIX --
ILLUSTRATION OF POLICY VALUES



In order to show you how the Policy works, we created some hypothetical examples. We chose two males ages 50 and 60. Our hypothetical insureds are non-smokers and in good health which means the Policy would be issued with preferred rates. For each of the two examples, we have illustrated all three available Death Benefit Options: Option A, Option B and Option C. We assumed ongoing annual premiums paid of $6,000 for the 50-year-old example and $9,000 for the 60-year-old example.

All of the illustrations that follow are based on the above. We also assumed the underlying investment portfolio had gross rates of return of 0%, 6% and 12 %. This means that the underlying investment portfolio would earn these rates of return before the deduction of the Mortality and Expense Risk Charge (equivalent to .55% for Policy Years 1-10, .45% for Policy Years 11-20 and .35% thereafter) and advisory fee and operating expenses (equal to approximately .94%). When these costs are taken into account, the net annual investment return rates (net of an average of 1.49% for these charges) are approximately -1.49, 4.51% and 10.51%. The Policy will lapse if you do not make additional premiums where 0% is used in the illustrations.

It is important to be aware that these illustrations assume a level rate of return for all years. If the actual rate of return moves up and down over the years instead of remaining level, this may make a big difference in the long-term investment results of your Policy. In order to properly show you how the Policy actually works, we calculated values for the Accumulation Account Value, Cash Surrender Value and Death Benefit.

We used the charges we described in the Expenses Section of the prospectus. These charges are:

(1) A Federal Tax Charge of 1.3% and a Premium Tax Charge of 2.35% of each premium paid;

(2) A first year Sales Charge of 15% of premium up to Target Premium, 5% of premium above Target Premium. (The Sales Charge decreases to 5% of premium paid in Policy Years 2-10 and 2% of premium paid in Policy Years 11 and thereafter);

(3) A Monthly Policy Charge of $25 for the first Policy year, decreasing to $6 per month thereafter;

(4) During the first ten years, a monthly Selection and Issue Expense Charge, generally ranging from four cents to one dollar per $1,000 of Face Amount;

(5) The Monthly Cost of Insurance Charge, based on both the current charges and the guaranteed charges;

(6) Any Surrender Charge which may be applicable in determining the Cash Surrender Values.

There is also a column labeled "Premiums Accumulated at 5% Interest Per Year." This shows how the annual premiums paid would grow if invested at 5% per year.

We will furnish you, upon request, a comparable personalized illustration reflecting the proposed Insured's age, risk classification, Face Amount, premiums paid and reflecting both the current cost of insurance and guaranteed cost of insurance.



APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                           COVA FINANCIAL LIFE INSURANCE COMPANY
                                         Flexible Premium Variable Life Insurance
                                                 Hypothetical Illustration
                                                        SINGLE LIFE
                                         Male, Issue Age 50, Preferred Rate Class
                           $6,000 Annual Premium Death Benefit Option A Face Amount of $250,000
                                Assuming Hypothetical Gross Annual Investment Return of 0%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated     Accumulation           Cash                      Accumulation        Cash
   Policy       at 5% Interest       Account           Surrender        Death         Account        Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            3,884              2,163        250,000          2,996           1,275         250,000
      2             12,915            8,204              6,482        250,000          6,461           4,740         250,000
      3             19,861           12,376             10,655        250,000          9,773           8,051         250,000
      4             27,154           16,413             14,692        250,000         12,921          11,199         250,000
      5             34,811           20,322             18,601        250,000         15,890          14,168         250,000

      6             42,852           24,121             22,591        250,000         18,669          17,139         250,000
      7             51,295           27,811             26,663        250,000         21,246          20,098         250,000
      8             60,159           31,400             30,635        250,000         23,614          22,849         250,000
      9             69,467           34,881             34,499        250,000         25,764          25,382         250,000
     10             79,241           38,249             38,249        250,000         27,675          27,675         250,000
     15            135,945           56,857             56,857        250,000         36,498          36,498         250,000
     20            208,316           70,257             70,257        250,000         34,399          34,399         250,000
     25            300,681           77,842             77,842        250,000         12,674          12,674         250,000
     30            418,565           76,153             76,153        250,000              0               0               0

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Accumulation Account Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                           COVA FINANCIAL LIFE INSURANCE COMPANY
                                         Flexible Premium Variable Life Insurance
                                                 Hypothetical Illustration
                                                        SINGLE LIFE
                                         Male, Issue Age 50, Preferred Rate Class
                           $6,000 Annual Premium Death Benefit Option A Face Amount of $250,000
                                Assuming Hypothetical Gross Annual Investment Return of 6%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated     Accumulation           Cash                      Accumulation        Cash
   Policy       at 5% Interest       Account           Surrender        Death         Account        Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            4,153              2,432        250,000          3,236           1,515         250,000
      2             12,915            9,044              7,293        250,000          7,162           5,441         250,000
      3             19,861           14,011             12,289        250,000         11,163           9,442         250,000
      4             27,154           19,160             17,439        250,000         15,232          13,511         250,000
      5             34,811           24,476             22,755        250,000         19,357          17,636         250,000

      6             42,852           29,984             28,454        250,000         23,530          22,000         250,000
      7             51,295           35,694             34,546        250,000         27,742          26,595         250,000
      8             60,159           41,625             40,860        250,000         31,991          31,226         250,000
      9             69,467           47,780             47,397        250,000         36,270          35,888         250,000
     10             79,241           54,166             54,166        250,000         40,565          40,565         250,000

     15            135,945           94,283             94,283        250,000         66,155          66,155         250,000
     20            208,316          142,451            142,451        250,000         90,693          90,693         250,000
     25            300,681          204,145            204,145        250,000        111,527         111,527         250,000
     30            418,565          286,172            286,172        300,481        120,968         120,968         250,000

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Accumulation Account Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                           COVA FINANCIAL LIFE INSURANCE COMPANY
                                         Flexible Premium Variable Life Insurance
                                                 Hypothetical Illustration
                                                        SINGLE LIFE
                                         Male, Issue Age 50, Preferred Rate Class
                           $6,000 Annual Premium Death Benefit Option A Face Amount of $250,000
                                Assuming Hypothetical Gross Annual Investment Return of 12%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated     Accumulation           Cash                      Accumulation        Cash
   Policy       at 5% Interest       Account           Surrender        Death         Account        Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            4,423              2,702        250,000          3,478           1,757         250,000
      2             12,915            9,859              8,137        250,000          7,894           6,173         250,000
      3             19,861           15,781             14,060        250,000         12,674          10,952         250,000
      4             27,154           22,254             20,533        250,000         17,847          16,126         250,000
      5             34,811           29,346             27,625        250,000         23,443          21,722         250,000

      6             42,852           37,142             35,612        250,000         29,502          27,972         250,000
      7             51,295           45,719             44,572        250,000         36,066          34,919         250,000
      8             60,159           55,176             54,411        250,000         43,194          42,429         250,000
      9             69,467           65,602             65,220        250,000         50,951          50,568         250,000
     10             79,241           77,103             77,103        250,000         59,399          59,399         250,000

     15            135,945          160,901            160,901        250,000        120,693         120,693         250,000
     20            208,316          301,105            301,105        349,282        224,760         224,760         260,722
     25            300,681          534,233            534,233        571,629        403,204         403,204         431,428
     30            418,565          920,366            920,366        966,384        696,608         696,608         731,438

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Accumulation Account Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                           COVA FINANCIAL LIFE INSURANCE COMPANY
                                         Flexible Premium Variable Life Insurance
                                                 Hypothetical Illustration
                                                        SINGLE LIFE
                                         Male, Issue Age 50, Preferred Rate Class
                           $6,000 Annual Premium Death Benefit Option B Face Amount of $250,000
                                Assuming Hypothetical Gross Annual Investment Return of 0%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated     Accumulation           Cash                      Accumulation        Cash
   Policy       at 5% Interest       Account           Surrender        Death         Account        Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            3,879              2,158        253,879          2,976           1,255         252,976
      2             12,915            8,183              6,462        258,183          6,402           4,681         256,402
      3             19,861           12,328             10,607        262,328          9,651           7,930         259,651
      4             27,154           16,323             14,602        266,323         12,711          10,989         262,711
      5             34,811           20,175             18,453        270,175         15,562          13,840         265,562

      6             42,852           23,899             22,369        273,899         18,190          16,660         268,190
      7             51,295           27,495             26,348        277,495         20,579          19,432         270,579
      8             60,159           30,972             30,207        280,972         22,720          21,955         272,720
      9             69,467           34,317             33,934        284,317         24,599          24,217         274,599
     10             79,241           37,523             37,523        287,523         26,191          26,191         276,191

     15            135,945           54,725             54,725        304,725         32,379          32,379         282,379
     20            208,316           64,712             64,712        314,712         25,575          25,575         275,575
     25            300,681           65,863             65,863        315,863              0               0               0
     30            418,565           53,526             53,526        303,526              0               0               0

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Accumulation Account Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                           COVA FINANCIAL LIFE INSURANCE COMPANY
                                         Flexible Premium Variable Life Insurance
                                                 Hypothetical Illustration
                                                        SINGLE LIFE
                                         Male, Issue Age 50, Preferred Rate Class
                           $6,000 Annual Premium Death Benefit Option B Face Amount of $250,000
                                Assuming Hypothetical Gross Annual Investment Return of 6%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated     Accumulation           Cash                      Accumulation        Cash
   Policy       at 5% Interest       Account           Surrender        Death         Account        Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            4,148              2,426        254,148          3,215           1,494         253,215
      2             12,915            8,992              7,270        258,992          7,096           5,375         257,096
      3             19,861           13,956             12,235        263,956         11,023           9,301         261,023
      4             27,154           19,053             17,332        269,053         14,981          13,259         264,981
      5             34,811           24,294             22,572        274,294         18,949          17,227         269,949

      6             42,852           29,699             28,169        279,699         22,910          21,380         272,910
      7             51,295           35,272             34,124        285,272         26,843          25,695         276,843
      8             60,159           41,028             40,263        291,028         30,734          29,969         280,734
      9             69,467           46,963             46,580        296,963         34,563          34,180         284,563
     10             79,241           53,073             53,073        303,073         38,297          38,297         288,297

     15            135,945           90,403             90,403        340,403         58,372          58,372         308,372
     20            208,316          130,240            130,240        380,240         69,046          69,046         319,046
     25            300,681          171,183            171,183        421,183         58,899          58,899         308,899
     30            418,565          207,284            207,284        457,284          6,200           6,200         256,200

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Accumulation Account Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.


APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                           COVA FINANCIAL LIFE INSURANCE COMPANY
                                         Flexible Premium Variable Life Insurance
                                                 Hypothetical Illustration
                                                        SINGLE LIFE
                                         Male, Issue Age 50, Preferred Rate Class
                           $6,000 Annual Premium Death Benefit Option B Face Amount of $250,000
                                Assuming Hypothetical Gross Annual Investment Return of 12%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated     Accumulation           Cash                      Accumulation        Cash
   Policy       at 5% Interest       Account           Surrender        Death         Account        Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            4,417              2,696        254,417          3,456           1,734         253,456
      2             12,915            9,834              8,112        259,834          7,822           6,101         257,822
      3             19,861           15,718             13,997        265,718         12,513          10,792         262,513
      4             27,154           22,128             20,407        272,128         17,548          15,826         267,548
      5             34,811           29,122             27,401        279,122         22,938          21,216         272,938

      6             42,852           36,777             35,247        286,777         28,702          27,172         278,702
      7             51,295           45,159             44,011        295,159         34,860          33,712         284,860
      8             60,159           54,351             53,586        304,351         41,438          40,673         291,438
      9             69,467           64,426             64,043        314,426         48,464          48,081         298,464
     10             79,241           75,464             75,464        325,464         55,951          55,951         305,951

     15            135,945          153,780            153,780        403,780        105,971         105,971         355,971
     20            208,316          275,527            275,527        525,527        172,148         172,148         422,148
     25            300,681          467,974            467,974        717,974        255,557         255,557         505,557
     30            418,565          770,334            770,334      1,020,334        348,308         348,308         598,308

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Accumulation Account Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                           COVA FINANCIAL LIFE INSURANCE COMPANY
                                         Flexible Premium Variable Life Insurance
                                                 Hypothetical Illustration
                                                        SINGLE LIFE
                                         Male, Issue Age 50, Preferred Rate Class
                           $6,000 Annual Premium Death Benefit Option C Face Amount of $250,000
                                Assuming Hypothetical Gross Annual Investment Return of 0%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated     Accumulation           Cash                      Accumulation        Cash
   Policy       at 5% Interest       Account           Surrender        Death         Account        Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            3,884              2,163        250,000          2,996           1,275         250,000
      2             12,915            8,204              6,482        250,000          6,461           4,740         250,000
      3             19,861           12,376             10,655        250,000          9,773           8,051         250,000
      4             27,154           16,413             14,692        250,000         12,921          11,199         250,000
      5             34,811           20,322             18,601        250,000         15,890          14,168         250,000

      6             42,852           24,121             22,591        250,000         18,669          17,139         250,000
      7             51,295           27,811             26,663        250,000         21,246          20,098         250,000
      8             60,159           31,400             30,635        250,000         23,614          22,849         250,000
      9             69,467           34,881             34,499        250,000         25,764          25,382         250,000
     10             79,241           38,249             38,249        250,000         27,675          27,675         250,000

     15            135,945           56,857             56,857        250,000         36,498          36,498         250,000
     20            208,316           70,257             70,257        250,000         34,399          34,399         250,000
     25            300,681           77,842             77,842        250,000         12,674          12,674         250,000
     30            418,565           76,153             76,153        250,000              0               0               0

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Accumulation Account Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                           COVA FINANCIAL LIFE INSURANCE COMPANY
                                         Flexible Premium Variable Life Insurance
                                                 Hypothetical Illustration
                                                        SINGLE LIFE
                                         Male, Issue Age 50, Preferred Rate Class
                           $6,000 Annual Premium Death Benefit Option C Face Amount of $250,000
                                Assuming Hypothetical Gross Annual Investment Return of 6%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated     Accumulation           Cash                      Accumulation        Cash
   Policy       at 5% Interest       Account           Surrender        Death         Account        Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            4,153              2,432        250,000          3,236           1,515         250,000
      2             12,915            9,014              7,293        250,000          7,162           5,441         250,000
      3             19,861           14,011             12,289        250,000         11,163           9,442         250,000
      4             27,154           19,160             17,439        250,000         15,232          13,511         250,000
      5             34,811           24,476             22,755        250,000         19,357          17,636         250,000

      6             42,852           29,984             28,454        250,000         23,530          22,000         250,000
      7             51,295           35,694             34,546        250,000         27,742          26,595         250,000
      8             60,159           41,625             40,860        250,000         31,991          31,226         250,000
      9             69,467           47,780             47,397        250,000         36,270          35,888         250,000
     10             79,241           54,166             54,166        250,000         40,565          40,565         250,000

     15            135,945           94,283             94,283        250,000         66,155          66,155         250,000
     20            208,316          142,451            142,451        250,000         90,693          90,693         250,000
     25            300,681          202,909            202,909        286,518        111,527         111,527         250,000
     30            418,565          274,422            274,422        356,570        120,968         120,968         250,000

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Accumulation Account Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                           COVA FINANCIAL LIFE INSURANCE COMPANY
                                         Flexible Premium Variable Life Insurance
                                                 Hypothetical Illustration
                                                        SINGLE LIFE
                                         Male, Issue Age 50, Preferred Rate Class
                           $6,000 Annual Premium Death Benefit Option C Face Amount of $250,000
                                Assuming Hypothetical Gross Annual Investment Return of 12%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated     Accumulation           Cash                      Accumulation        Cash
   Policy       at 5% Interest       Account           Surrender        Death         Account        Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              6,300            4,423              2,702        250,000          3,478           1,757         250,000
      2             12,915            9,859              8,137        250,000          7,894           6,173         250,000
      3             19,861           15,781             14,060        250,000         12,674          10,952         250,000
      4             27,154           22,254             20,533        250,000         17,847          16,126         250,000
      5             34,811           29,346             27,625        250,000         23,443          21,722         250,000

      6             42,852           37,142             35,612        250,000         29,502          27,972         250,000
      7             51,295           45,719             44,572        250,000         36,066          34,919         250,000
      8             60,159           55,176             54,411        250,000         43,194          42,429         250,000
      9             69,467           65,602             65,220        250,000         50,951          50,568         250,000
     10             79,241           77,103             77,103        250,000         59,399          59,399         250,000

     15            135,945          160,758            160,758        283,645        120,693         120,693         250,000
     20            208,316          294,553            294,553        461,191        219,410         219,410         343,538
     25            300,681          507,287            507,287        716,315        365,976         365,976         516,776
     30            418,565          840,609            840,609      1,092,245        574,534         574,534         746,521

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Accumulation Account Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                           COVA FINANCIAL LIFE INSURANCE COMPANY
                                         Flexible Premium Variable Life Insurance
                                                 Hypothetical Illustration
                                                        SINGLE LIFE
                                         Male, Issue Age 60, Preferred Rate Class
                           $9,000 Annual Premium Death Benefit Option A Face Amount of $250,000
                                Assuming Hypothetical Gross Annual Investment Return of 0%


                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated     Accumulation           Cash                      Accumulation        Cash
   Policy       at 5% Interest       Account           Surrender        Death         Account        Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            5,730              2,838        250,000          3,168             277         250,000
      2             19,373           12,048              9,156        250,000          6,868           3,995         250,000
      3             29,791           18,023             15,132        250,000         10,251           7,360         250,000
      4             40,731           23,767             20,876        250,000         13,224          10,333         250,000
      5             52,217           29,247             26,356        250,000         15,763          12,872         250,000

      6             64,278           34,608             32,038        250,000         17,831          15,261         250,000
      7             76,942           39,779             37,852        250,000         19,396          17,469         250,000
      8             90,239           44,746             43,461        250,000         20,421          19,136         250,000
      9            104,201           49,519             48,876        250,000         20,862          20,220         250,000
     10            118,861           54,035             54,035        250,000         20,661          20,661         250,000

     15            203,917           78,772             78,772        250,000         12,217          12,217         250,000
     20            312,473           91,621             91,621        250,000              0               0               0
     25            451,021           92,342             92,342        250,000              0               0               0
     30            627,847           70,555             70,555        250,000              0               0               0

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Accumulation Account Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                           COVA FINANCIAL LIFE INSURANCE COMPANY
                                         Flexible Premium Variable Life Insurance
                                                 Hypothetical Illustration
                                                        SINGLE LIFE
                                         Male, Issue Age 60, Preferred Rate Class
                           $9,000 Annual Premium Death Benefit Option A Face Amount of $250,000
                                Assuming Hypothetical Gross Annual Investment Return of 6%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated     Accumulation           Cash                      Accumulation        Cash
   Policy       at 5% Interest       Account           Surrender        Death         Account        Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            6,128              3,237        250,000          3,485             594         250,000
      2             19,373           13,248             10,357        250,000          7,768           4,877         250,000
      3             29,791           20,438             17,547        250,000         11,949           9,058         250,000
      4             40,731           27,813             24,922        250,000         15,983          13,092         250,000
      5             52,217           35,351             32,460        250,000         19,825          16,934         250,000

      6             64,278           43,206             40,636        250,000         23,430          20,860         250,000
      7             76,942           51,325             49,367        250,000         26,762          24,835         250,000
      8             90,239           59,712             58,427        250,000         29,775          28,490         250,000
      9            104,201           68,395             67,753        250,000         32,422          31,779         250,000
     10            118,861           77,339             77,339        250,000         34,636          34,636         250,000

     15            203,917          134,380            134,380        250,000         42,475          42,475         250,000
     20            312,473          204,374            204,374        250,000         16,973          16,973         250,000
     25            451,021          301,245            301,245        316,307              0               0               0
     30            627,847          420,341            420,341        441,358              0               0               0

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Accumulation Account Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                           COVA FINANCIAL LIFE INSURANCE COMPANY
                                         Flexible Premium Variable Life Insurance
                                                 Hypothetical Illustration
                                                        SINGLE LIFE
                                         Male, Issue Age 60, Preferred Rate Class
                           $9,000 Annual Premium Death Benefit Option A Face Amount of $250,000
                                Assuming Hypothetical Gross Annual Investment Return of 12%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated     Accumulation           Cash                      Accumulation        Cash
   Policy       at 5% Interest       Account           Surrender        Death         Account        Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            6,528              3,636        250,000          3,804             913         250,000
      2             19,373           14,499             11,608        250,000          8,694           5,803         250,000
      3             29,791           23,054             20,163        250,000         13,806          10,915         250,000
      4             40,731           32,375             29,484        250,000         19,132          16,241         250,000
      5             52,217           42,518             39,627        250,000         24,666          21,775         250,000

      6             64,278           53,723             51,153        250,000         30,411          27,841         250,000
      7             76,942           66,047             64,120        250,000         36,382          34,454         250,000
      8             90,239           79,613             78,328        250,000         42,597          41,312         250,000
      9            104,201           94,584             93,942        250,000         49,083          48,441         250,000
     10            118,861          111,092            111,092        250,000         55,865          55,865         250,000

     15            203,917          234,534            234,534        250,951        104,067         104,067         250,000
     20            312,473          442,852            442,852        464,995        180,544         180,544         250,000
     25            451,021          785,443            785,443        824,715        339,689         339,689         356,674
     30            627,847        1,340,161          1,340,161      1,407,169        596,630         596,630         626,462

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Accumulation Account Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                           COVA FINANCIAL LIFE INSURANCE COMPANY
                                         Flexible Premium Variable Life Insurance
                                                 Hypothetical Illustration
                                                        SINGLE LIFE
                                         Male, Issue Age 60, Preferred Rate Class
                           $9,000 Annual Premium Death Benefit Option B Face Amount of $250,000
                                Assuming Hypothetical Gross Annual Investment Return of 0%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated     Accumulation           Cash                      Accumulation        Cash
   Policy       at 5% Interest       Account           Surrender        Death         Account        Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            5,716              2,825        255,716          3,100             208         253,100
      2             19,373           11,997              9,106        261,997          6,691           3,800         256,691
      3             29,791           17,896             15,005        267,896          9,863           6,972         259,863
      4             40,731           23,522             20,631        273,522         12,571           9,680         262,571
      5             52,217           28,831             25,940        278,831         14,766          11,874         264,766

      6             64,278           33,980             31,410        283,980         16,407          13,837         266,407
      7             76,942           38,882             36,955        288,882         17,462          15,534         267,462
      8             90,239           43,514             42,229        293,514         17,896          16,608         267,893
      9            104,201           47,879             47,236        297,879         17,666          17,023         267,666
     10            118,861           51,889             51,889        301,889         16,730          16,730         266,730

     15            203,917           71,845             71,845        321,845          3,752           3,758         253,758
     20            312,473           72,369             72,369        322,369              0               0               0
     25            451,021           52,287             52,287        302,287              0               0               0
     30            627,847            2,199              2,199        252,199              0               0               0

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Accumulation Account Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                           COVA FINANCIAL LIFE INSURANCE COMPANY
                                         Flexible Premium Variable Life Insurance
                                                 Hypothetical Illustration
                                                        SINGLE LIFE
                                         Male, Issue Age 60, Preferred Rate Class
                           $9,000 Annual Premium Death Benefit Option B Face Amount of $250,000
                                Assuming Hypothetical Gross Annual Investment Return of 6%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated     Accumulation           Cash                      Accumulation        Cash
   Policy       at 5% Interest       Account           Surrender        Death         Account        Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            6,114              3,223        256,114          3,412             521         253,412
      2             19,373           13,192             10,301        263,192          7,551           4,660         257,551
      3             29,791           20,293             17,401        270,293         11,500           8,608         261,500
      4             40,731           27,522             24,631        277,522         15,195          12,304         265,195
      5             52,217           34,836             31,945        284,836         18,569          15,678         268,569

      6             64,278           42,397             39,827        292,397         21,558          18,988         271,558
      7             76,942           50,124             48,196        300,124         24,101          22,174         274,101
      8             90,239           57,994             56,709        307,994         26,132          24,847         276,132
      9            104,201           66,016             65,374        316,016         27,580          26,938         277,580
     10            118,861           74,101             74,101        324,101         28,359          28,359         278,359

     15            203,917          121,700            121,700        371,700         23,786          23,786         273,786
     20            312,473          160,493            160,493        410,493              0               0               0
     25            451,021          185,943            185,943        435,943              0               0               0
     30            627,847          181,932            181,932        431,932              0               0               0

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Accumulation Account Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                           COVA FINANCIAL LIFE INSURANCE COMPANY
                                         Flexible Premium Variable Life Insurance
                                                 Hypothetical Illustration
                                                        SINGLE LIFE
                                         Male, Issue Age 60, Preferred Rate Class
                           $9,000 Annual Premium Death Benefit Option B Face Amount of $250,000
                                Assuming Hypothetical Gross Annual Investment Return of 12%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated     Accumulation           Cash                      Accumulation        Cash
   Policy       at 5% Interest       Account           Surrender        Death         Account        Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            6,512              3,621        256,512          3,727             836         253,727
      2             19,373           14,437             11,546        264,437          8,454           5,563         258,454
      3             29,791           22,889             19,997        272,889         13,289          10,398         263,289
      4             40,731           32,031             29,140        282,031         18,188          15,296         268,188
      5             52,217           41,886             38,994        291,886         23,098          20,207         273,098

      6             64,278           52,690             50,120        302,690         27,970          25,400         277,970
      7             76,942           64,450             62,522        314,450         32,757          30,829         282,757
      8             90,239           77,235             75,950        327,235         37,399          36,114         287,399
      9            104,201           91,153             90,511        341,153         41,835          41,193         291,835
     10            118,861          106,227            106,227        356,227         45,979          45,979         295,979

     15            203,917          211,151            211,151        461,151         64,741          64,741         314,741
     20            312,473          360,899            360,899        610,899         49,924          49,924         299,924
     25            451,021          583,795            583,795        833,795              0               0               0
     30            627,847          913,042            913,042      1,163,042              0               0               0

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Accumulation Account Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                           COVA FINANCIAL LIFE INSURANCE COMPANY
                                         Flexible Premium Variable Life Insurance
                                                 Hypothetical Illustration
                                                        SINGLE LIFE
                                         Male, Issue Age 60, Preferred Rate Class
                           $9,000 Annual Premium Death Benefit Option C Face Amount of $250,000
                                Assuming Hypothetical Gross Annual Investment Return of 0%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated     Accumulation           Cash                      Accumulation        Cash
   Policy       at 5% Interest       Account           Surrender        Death         Account        Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            5,730              2,838        250,000          3,168             277         250,000
      2             19,373           12,048              9,156        250,000          6,868           3,995         250,000
      3             29,791           18,023             15,132        250,000         10,251           7,360         250,000
      4             40,731           23,767             20,876        250,000         13,224          10,333         250,000
      5             52,217           29,247             26,356        250,000         15,763          12,872         250,000

      6             64,278           34,608             32,038        250,000         17,831          15,261         250,000
      7             76,942           39,779             37,852        250,000         19,396          17,469         250,000
      8             90,239           44,746             43,461        250,000         20,421          19,136         250,000
      9            104,201           49,519             48,876        250,000         20,862          20,220         250,000
     10            118,861           54,035             54,035        250,000         20,661          20,661         250,000

     15            203,917           78,772             78,772        250,000         12,217          12,217         250,000
     20            312,473           91,621             91,621        250,000              0               0               0
     25            451,021           92,342             92,342        250,000              0               0               0
     30            627,847           70,555             70,555        250,000              0               0               0

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Accumulation Account Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                           COVA FINANCIAL LIFE INSURANCE COMPANY
                                         Flexible Premium Variable Life Insurance
                                                 Hypothetical Illustration
                                                        SINGLE LIFE
                                         Male, Issue Age 60, Preferred Rate Class
                           $9,000 Annual Premium Death Benefit Option C Face Amount of $250,000
                                Assuming Hypothetical Gross Annual Investment Return of 6%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated     Accumulation           Cash                      Accumulation        Cash
   Policy       at 5% Interest       Account           Surrender        Death         Account        Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            6,128              3,237        250,000          3,485             594         250,000
      2             19,373           13,248             10,357        250,000          7,768           4,877         250,000
      3             29,791           20,438             17,547        250,000         11,949           9,058         250,000
      4             40,731           27,813             24,922        250,000         15,983          13,092         250,000
      5             52,217           35,351             32,460        250,000         19,825          16,934         250,000

      6             64,278           43,206             40,636        250,000         23,430          20,860         250,000
      7             76,942           51,325             49,367        250,000         26,762          24,835         250,000
      8             90,239           59,712             58,427        250,000         29,775          28,490         250,000
      9            104,201           68,395             67,753        250,000         32,422          31,779         250,000
     10            118,861           77,339             77,339        250,000         34,636          34,636         250,000

     15            203,917          134,380            134,380        250,000         42,475          42,475         250,000
     20            312,473          203,978            203,978        265,038         16,973          16,973         250,000
     25            451,021          289,436            289,436        351,705              0               0               0
     30            627,847          388,492            388,492        448,980              0               0               0

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Accumulation Account Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.



APPENDIX --
ILLUSTRATION OF POLICY VALUES (continued)

                                           COVA FINANCIAL LIFE INSURANCE COMPANY
                                         Flexible Premium Variable Life Insurance
                                                 Hypothetical Illustration
                                                        SINGLE LIFE
                                         Male, Issue Age 60, Preferred Rate Class
                           $9,000 Annual Premium Death Benefit Option C Face Amount of $250,000
                                Assuming Hypothetical Gross Annual Investment Return of 12%



                                                CURRENT CHARGES*                               GUARANTEED CHARGES**

                   Premiums
   End of         Accumulated     Accumulation           Cash                      Accumulation        Cash
   Policy       at 5% Interest       Account           Surrender        Death         Account        Surrender         Death
    Year           Per Year           Value              Value         Benefit         Value           Value          Benefit
  -------      ---------------    ------------     --------------   ----------  -----------------  ------------  ----------------
      1              9,450            6,528              3,636        250,000          3,804             913         250,000
      2             19,373           14,499             11,608        250,000          8,694           5,803         250,000
      3             29,791           23,054             20,163        250,000         13,806          10,915         250,000
      4             40,731           32,375             29,484        250,000         19,132          16,241         250,000
      5             52,217           42,518             39,627        250,000         24,666          21,775         250,000

      6             64,278           53,723             51,153        250,000         30,411          27,841         250,000
      7             76,942           66,047             64,120        250,000         36,382          34,454         250,000
      8             90,239           79,613             78,328        250,000         42,597          41,312         250,000
      9            104,201           94,584             93,942        250,000         49,083          48,441         250,000
     10            118,861          111,092            111,092        250,000         55,865          55,865         250,000

     15            203,917          232,802            232,802        328,728        104,067         104,067         250,000
     20            312,473          422,835            422,835        549,410        180,544         180,544         250,000
     25            451,021          720,331            720,331        875,304        313,969         313,969         381,516
     30            627,847        1,179,792          1,179,792      1,363,486        499,044         499,044         576,745

* These values reflect investment results using current cost of insurance rates.

** These values reflect investment results using guaranteed cost of insurance rates.

The hypothetical investment results shown above and elsewhere in this prospectus are illustrative only and do not represent past or future investment results. The death benefit, Accumulation Account Value and Cash Surrender Value for a Policy may be more or less than those shown depending upon actual investment results. No representation can be made that this hypothetical rate of return can be achieved for any one year or sustained over any period of time.




                                     PART II

                           UNDERTAKING TO FILE REPORTS

     a. Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority confined in that section.

     b. Pursuant to Investment Company Act Section 26(e), Cova Financial Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                 INDEMNIFICATION

The Bylaws of the Company (Article V, Section 9) provide that:

This corporation shall indemnify, to the fullest extent allowed by California law, its present and former directors and officers against expenses, judgements, fines, settlements, and other amounts incurred in connection with and proceeding or threatened proceeding brought against such directors or officers in their capacity as such. Such indemnification shall be made in accordance with procedures set forth by California Law. Sums for expenses incurred in defending any such proceeding may also be advanced to any such director or officer to the extent and under the conditions provided by California law.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling person of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


                       CONTENTS OF REGISTRATION STATEMENT

The Registration Statement comprises the papers and documents:


     The facing sheet

     The Prospectus consisting of ___ pages.

     Undertakings to file reports.

     The signatures.

     The following exhibits.

A. Copies of all exhibits required by paragraph A of instructions for Exhibits in Form N-8B-2.

     1.   Resolution of the Board of Directors of the Company*
     2.   Not Applicable
     3.a. Form of Principal Underwriter's Agreement+++
     3.b. Selling Agreement+++
     3.c. Schedules of Commissions+++
     4.   Not Applicable
     5.   Flexible Premium Variable Life Insurance Policy++
     5.a. Accelerated Benefit Rider++
     5.b. Anniversary Partial Withdrawal Rider++
     5.c. Guaranteed Survivor Plus Purchase Option Rider++
     5.d. Lifetime Coverage Rider++
     5.e. Secondary Guarantee Rider++
     5.f. Supplemental Coverage Rider++
     5.g. Waiver of Monthly Deduction Rider++
     5.h. Waiver of Specified Premium Rider++
     6.a. Articles of Incorporation of the Company**
     6.b. Bylaws of the Company**
     7.   Not Applicable
     8.   Not Applicable
     9.a. Form of Fund Participation Agreement by and among AIM Variable
          Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company***
     9.b. Form of Participation Agreement among Templeton Variable Products
          Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Life Insurance Company****
     9.c. Form of Fund Participation  Agreement among Oppenheimer Variable
          Account Funds, OppenheimerFunds, Inc. and Cova Financial Life Insurance Company***
     9.d. Form of Fund Participation Agreement among Putnam Variable Trust,
          Putnam  Mutual  Funds Corp.  and Cova  Financial  Life  Insurance
          Company***
     9.e. Form of Fund Participation Agreement among Investors Fund Series,
          Zurich Kemper Investments, Inc., Zurich Kemper Distributors, Inc. and Cova Financial Life Insurance Company***
     9.f. Form of  Participation  Agreement  by and between  Goldman  Sachs
          Variable Insurance Trust, Goldman, Sachs & Co. and Cova Financial Life Insurance Company***
    9.g.  Form  of   Participation   Agreement   among   Liberty   Variable
          Investment Trust, Liberty Financial Investments, Inc. and Cova Financial Life Insurance Company***
    9.h. Form of Fund Participation Agreement among Cova Financial Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc.+
    9.i. Form of Participation Agreement among Russell Insurance Funds, Russell Fund Distributors, Inc. and Cova Financial Life Insurance Company***
    9.j. Form of Fund Participation Agreement among MFS Variable Insurance Trust, Cova Financial Life Insurance Company and Massachusetts Financial Services Company+
    9.k.  Form of Participation   Agreement  among  Variable  Insurance
          Products Fund, Fidelity Distributors Corporation and Cova Financial Life Insurance Company++++
    9.l. Form of Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and
          Cova Financial Life Insurance Company++++
    9.m. Form of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and
          Cova Financial Life Insurance Company++++

     10.  Application Forms++

     11.  Powers of Attorney*

B.   Opinion and Consent of Counsel

C.   Consent of Actuary

D.   Consent of Independent Auditors

*Incorporated by reference to initial Form S-6 filed electronically on October 9, 1997.
**Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 (File No. 333-37559) electronically filed on November 13, 1997.
***Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (File No. 333-34817) as filed electronically on February 11, 1998. ****Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 (File No. 333-37559) as filed electronically on April 30, 1999.
+Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4
 (File No. 333-34817) as filed electronically on November 19, 1997. ++Incorporated by reference to Form S-6
(File No. 333-83183) as electronically filed on July 19, 1999.
+++Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 (File No. 333-83183) as electronically filed on October 22, 1999. ++++Incorporated by reference to Post-Effective Amendment No. 6 to Form
N-4 (File No. 33-50174) as electronically on April 29, 1998.



                                   SIGNATURES

As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Oakbrook Terrace and State of Illinois on this 28th day of April, 2000.

                                      COVA VARIABLE LIFE ACCOUNT FIVE

                                      Registrant

                                 By:  COVA FINANCIAL LIFE INSURANCE COMPANY

                                 By: /s/BERNARD J. SPAULDING
                                    ______________________________
                                    Senior Vice President, General
                                    Counsel and Secretary

                                      COVA FINANCIAL LIFE INSURANCE COMPANY

Attest:

/s/PETER L. WITKEWIZ                  /s/MARK E. REYNOLDS

________________________         By: ______________________________

Controller                            Executive Vice President
------------------------
   Title

Pursuant to the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



                                         Chairman of the Board and
----------------------                   Director                                      -------
Richard A. Liddy                                                                         Date

/s/LORRY J. STENSRUD                     President and Director                        4-28-00
--------------------                                                                   -------
Lorry J. Stensrud                                                                        Date

/s/J. ROBERT HOPSON                      Director                                      4-28-00
--------------------                                                                   -------
J. Robert Hopson                                                                         Date

William C. Mair*                         Director                                      4-28-00
-----------------------                                                                -------
William C. Mair                                                                          Date

E. Thomas Hughes, Jr.*                                                                 4-28-00
----------------------                   Treasurer and Director                        -------
E. Thomas Hughes, Jr.                                                                    Date

Matthew P. McCauley*                     Director                                      4-28-00
----------------------                                                                 -------
Matthew P. McCauley                                                                      Date

John W. Barber*                          Director                                      4-28-00
----------------------                                                                 -------
John W. Barber                                                                           Date


/s/MARK E. REYNOLDS                      Director                                      4-28-00
----------------------                                                                 -------
Mark E. Reynolds                                                                         Date

/s/J. TERRI TANAKA                                                                     4-28-00
----------------------                   Director                                      -------
J. Terri Tanaka                                                                          Date

/s/PETER L. WITKEWIZ                     Controller                                    4-28-00
----------------------                                                                 -------
Peter L. Witkewiz                                                                        Date

                                  *By: /s/LORRY J. STENSRUD
                                       ______________________________________
                                       Lorry J. Stensrud, Attorney-in-Fact



                               INDEX TO EXHIBITS



EX-99.B      Opinion and Consent of Counsel
EX-99.C      Consent of Actuary
EX-99.D      Consent of Independent Auditors